UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3218
                                   ------------


                AXP Variable Portfolio - Investment Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------

Date of reporting period:   11/30
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


                               PORTFOLIO HOLDINGS

                                       FOR

                         AXP(R) VARIABLE PORTFOLIO FUNDS

                                AT NOV. 30, 2004

Investments in Securities

AXP VP - Cash Management Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bank note (1.0%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

Natl City Bank of Indiana
   01-10-05               2.07%            $7,000,000(c)      $6,999,923

Total bank note
(Cost: $6,999,923)                                            $6,999,923

Certificates of deposit (4.5%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

AmSouth Bank
   05-06-05               2.05%            $5,500,000(c)      $5,499,523
Canadian Imperial Bank of Commerce Yankee
   05-31-05               1.78              7,500,000(c)       7,498,989
   05-31-05               2.13                500,000(c)         499,933
Citibank
   02-08-05               2.20              3,100,000          3,100,000
SLM
   12-20-05               2.15              7,500,000(c)       7,500,000
Toronto Dominion Bank NY
   02-24-05               2.27              3,400,000          3,400,000
   02-25-05               2.30              5,000,000          5,000,000

Total certificates of deposit
(Cost: $32,498,445)                                          $32,498,445

Commercial paper (94.7%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

Asset-backed (54.6%)
Alpine Securitization
   01-24-05               2.06%            $1,200,000         $1,196,238
Amstel Funding
   12-27-04               1.91              4,800,000          4,793,136
   12-29-04               1.86              5,000,000          4,992,533
   01-10-05               1.97              4,000,000          3,991,067
   02-22-05               2.21              3,100,000          3,084,062
Amsterdam Funding
   12-09-04               1.69              4,000,000          3,998,311
   12-16-04               1.82              4,300,000          4,296,524
   12-27-04               1.90              2,200,000          2,196,870
   12-28-04               1.91              4,000,000          3,994,060
Barton Capital
   02-16-05               2.21              2,300,000          2,289,030
Beta Finance
   01-14-05               1.85              6,500,000          6,485,028
   01-21-05               1.94              3,000,000          2,991,628
   01-28-05               1.96             10,100,000         10,067,675
CAFCO LLC
   12-17-04               1.78              9,000,000          8,992,440
   01-19-05               1.97              4,700,000          4,687,206
   02-02-05               2.10              2,600,000          2,590,309
   02-04-05               2.11              3,000,000          2,988,463
CC (USA)/Centari
   01-13-05               1.95              1,000,000            997,623
   02-16-05               2.23              7,000,000          6,966,313
   02-22-05               2.26              5,200,000          5,172,716
CHARTA LLC
   12-06-04               1.55              5,000,000          4,998,708
   12-21-04               1.81              2,000,000          1,997,889
   01-21-05               2.00              4,900,000          4,885,908
   02-07-05               2.14              5,000,000          4,979,600
CIESCO LLC
   01-06-05               2.00              3,600,000          3,592,620
CRC Funding LLC
   12-16-04               1.76              5,000,000          4,996,083
   01-04-05               1.99              5,000,000          4,990,367
   01-11-05               1.95              5,000,000          4,988,668
   01-26-05               2.02              3,000,000          2,990,433
CXC LLP
   12-09-04               1.60              5,000,000          4,998,000
   02-09-05               2.18              6,000,000          5,974,333
   02-17-05               2.22              2,000,000          1,990,293
Dorado Finance
   12-14-04               1.68              2,900,000          2,898,105
   01-14-05               1.85              3,500,000          3,491,915
   01-21-05               2.04              5,000,000          4,985,338
   02-16-05               2.29              6,700,000          6,666,896
Edison Asset Securitization
   12-13-04               1.74              7,000,000          6,995,613
   12-22-04               1.90              3,200,000          3,196,285
   02-22-05               2.24              5,000,000          4,973,947
Fairway Finance
   12-13-04               1.68              3,600,000          3,597,816
   12-14-04               1.71              3,000,000          2,998,007
   12-23-04               1.82              2,000,000          1,997,678
   01-13-05               1.97              7,000,000          6,983,194
Falcon Asset Securitization
   12-02-04               1.00              6,400,000          6,399,644
   12-15-04               1.73              3,000,000          2,997,842
FCAR Owner Trust I
   12-02-04               0.88              7,000,000          6,999,657
   12-03-04               1.15              4,900,000          4,899,532
   01-19-05               1.87              5,000,000          4,987,069
   02-18-05               2.22              2,000,000          1,990,169
Galaxy Funding
   01-12-05               1.96              4,000,000          3,990,667
   01-21-05               2.00              3,600,000          3,589,647
   01-26-05               2.02              5,000,000          4,984,056
   02-09-05               2.21              3,500,000          3,484,824
Grampian Funding LLC
   12-23-04               1.80              4,600,000          4,594,715
   01-07-05               1.93              9,000,000          8,981,685
   01-24-05               1.80              4,000,000          3,989,020
Greyhawk Funding LLC
   12-13-04               1.69              3,100,000          3,098,109
   01-07-05               1.93              4,000,000          3,991,860
   01-19-05               1.99              4,900,000          4,886,461
   02-10-05               2.19              6,600,000          6,571,233

See accompanying notes to investments in securities.

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1 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Cash Management Fund

Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

Asset-backed (cont.)
Harrier Finance Funding (US) LLC
   12-17-04               1.83%            $4,000,000         $3,996,551
   01-12-05               1.97              5,000,000          4,988,275
   01-25-05               1.99              8,900,000          8,872,534
Jupiter Securitization
   12-10-04               1.71              2,700,000          2,698,718
   12-15-04               1.70              3,600,000          3,597,452
   02-11-05               2.21              3,500,000          3,484,390
K2 (USA) LLC
   01-10-05               1.96              2,000,000          1,995,556
   01-24-05               2.01              5,000,000          4,984,700
   01-31-05               2.08              5,500,000          5,480,336
   02-03-05               2.10              1,500,000          1,494,347
   02-07-05               2.12              5,000,000          4,979,789
Kitty Hawk Funding
   12-20-04               1.77              3,300,000          3,296,761
Old Line Funding
   12-10-04               1.80              5,000,000          4,997,500
Scaldis Capital LLC
   12-23-04               1.92              3,500,000          3,495,722
   01-24-05               1.81              2,000,000          1,994,480
   02-14-05               2.21              3,500,000          3,483,740
   02-18-05               2.25              4,000,000          3,980,074
Sheffield Receivables
   12-01-04               1.88              5,500,000          5,500,000
   12-07-04               1.71              2,700,000          2,699,100
   01-03-05               2.07              3,100,000          3,093,947
   03-02-05               2.31              3,100,000          3,081,820
Sigma Finance
   12-30-04               1.94              3,500,000          3,494,361
   06-10-05               2.16              5,000,000(b,c)     5,002,115
   06-10-05               2.16             10,000,000(c)      10,004,229
Variable Funding Capital
   12-22-04               1.85              5,000,000          4,994,342
White Pine Finance LLC
   01-04-05               1.84              3,000,000          2,994,645
   01-11-05               1.87              3,000,000          2,993,474
   01-20-05               1.93              3,000,000          2,991,833
   02-01-05               2.09              5,000,000          4,981,744
Windmill Funding
   12-15-04               1.86              6,000,000          5,995,357
   01-05-05               1.93              3,000,000          2,994,225
Total                                                        396,017,235

Banks and savings & loans (25.6%)
Abbey Natl North America LLC
   12-27-04               1.83              7,200,000          7,190,120
   01-03-05               1.86              3,000,000          2,994,748
AmSouth Bank
   05-06-05               1.80                400,000            399,965
Bank of America
   02-17-05               2.23              7,900,000          7,861,488
   02-18-05               2.24              6,200,000          6,169,251
Bank of Ireland
   12-29-04               1.90              3,700,000          3,694,360
   12-30-04               1.84              4,000,000          3,993,878
Barclays U.S. Funding
   12-01-04               1.85              2,900,000          2,900,000
   12-08-04               1.58              5,000,000          4,998,250
   12-17-04               1.81              5,000,000          4,995,733
   02-11-05               2.20              6,400,000          6,371,584
BBVA Bancomer
   01-18-05               1.77             10,000,000          9,976,000
Credit Suisse First Boston NY
   12-06-04               1.56              2,700,000          2,699,299
   12-20-04               1.83              4,500,000          4,495,440
DEPFA Bank
   02-24-05               2.29              7,400,000          7,359,727
   09-15-05               1.86             10,000,000(b,c)    10,000,000
HBOS Treasury Services
   02-14-05               2.22              2,400,000          2,388,800
   03-01-05               2.33              8,700,000          8,649,105
ING (US) Funding LLC
   12-01-04               1.84              5,800,000          5,800,000
Nordea Bank
   01-28-05               1.95              4,000,000          3,987,240
Northern Rock
   02-17-05               2.24              5,000,000          4,975,517
   10-07-05               1.89             10,700,000(c)      10,700,000
Scotiabanc
   12-31-04               1.87              5,100,000          5,091,798
Skandinaviska Enskilda Banken
   01-05-05               1.91              2,000,000          1,996,189
   02-01-05               2.25              8,600,000          8,566,231
Spintab
   02-25-05               2.31             10,500,000         10,441,806
   02-28-05               2.32             11,300,000         11,234,710
Westdeutsche Landesbank Girozentrale
   12-31-04               1.87              5,000,000          4,991,979
Westpac Banking
   10-11-05               1.85             10,700,000(c)      10,699,999
Westpac Capital
   01-27-05               1.95              4,000,000          3,987,460
   02-03-05               2.11              6,000,000          5,977,280
Total                                                        185,587,957

Broker dealers (8.9%)
Bear Stearns Companies
   12-21-04               1.87              4,000,000          3,995,644
   12-22-04               1.83              5,000,000          4,994,400
   12-28-05               2.20              5,000,000(c)       5,000,000
Citigroup Global Markets Holdings
   12-10-04               1.63              3,500,000          3,498,416
   01-06-05               1.88              5,000,000          4,990,350
Goldman Sachs Group
   01-18-05               2.11              7,500,000(b,c)     7,500,000
   01-31-05               2.22              3,300,000          3,287,419
   12-15-05               2.09              5,000,000(c)       5,000,000
Lehman Brothers Holdings
   05-16-05               2.10              7,500,000(c)       7,500,000
   12-22-05               2.21              8,000,000(c)       8,000,000
Merrill Lynch
   02-23-05               2.07             10,700,000(c)      10,700,000
Total                                                         64,466,229

Finance companies (1.6%)
Household Finance
   01-05-05               1.93              3,800,000          3,792,685
   01-27-05               2.02              7,700,000          7,675,007
Total                                                         11,467,692

Financial services (2.6%)
American Honda Finance
   05-06-05               2.16             10,000,000(b,c)    10,000,000
General Electric Capital
   02-15-05               2.24              6,100,000          6,070,896
General Electric Capital Services
   01-06-05               1.91              3,000,000          2,994,120
Total                                                         19,065,016

Insurance (0.7%)
Irish Life & Permanent
   12-22-05               1.91              5,000,000(c)       4,999,199

Multi-industry (0.7%)
General Electric
   12-28-04               1.90              5,000,000          4,992,613

Total commercial paper
(Cost: $686,595,941)                                        $686,595,941

Total investments in securities
(Cost: $726,094,309)(d)                                     $726,094,309

See accompanying notes to investments in securities.

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2 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Cash Management Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $32,502,115 or 4.5% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(d) Also represents the cost of securities for federal income tax purposes at Nov. 30, 2004.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Core Bond Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.2%)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Foreign government (0.8%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25%                70,000(c)        $102,735
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                180,000(c)         196,380
Total                                                            299,115

U.S. government obligations & agencies (36.2%)
Federal Home Loan Bank
   09-22-05               2.13                275,000            273,673
   06-14-13               3.88                210,000            200,076
Federal Home Loan Mtge Corp
   07-15-06               5.50                985,000          1,022,224
   01-15-12               5.75                865,000            935,698
   07-15-13               4.50                500,000            494,875
Federal Natl Mtge Assn
   05-15-08               6.00                580,000            623,930
   02-15-09               3.25                290,000            283,309
U.S. Treasury
   01-31-05               1.63              2,475,000          2,473,067
   02-28-05               1.50                990,000            988,492
   12-31-05               1.88              1,265,000          1,253,882
   11-15-06               3.50                575,000            580,391
   11-15-09               3.50                890,000            881,935
   11-15-14               4.25                675,000            669,199
   08-15-23               6.25              1,522,000(h)       1,746,376
   02-15-26               6.00              1,553,000          1,740,149
Total                                                         14,167,276

Commercial mortgage-backed(f)/
Asset-backed securities (7.3%)
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55                100,000(e)         100,260
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00                 50,000(e)          49,578
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                 60,000(e)          59,231
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94                100,000            100,528
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A5
   07-11-42               4.98                 50,000             49,874
  Series 2004-T16 Cl A3
   02-13-46               4.03                 30,000             29,523
Commercial Mtge Pass-Through Certificates
  Series 2004-CNL Cl A1
   09-15-14               2.32                 50,000(d)          49,615
  Series 2004-LB3A Cl A2
   07-10-37               4.71                125,000            127,588
  Series 2004-LB3A Cl A3
   07-10-37               5.09                100,000            103,062
  Series 2004-LB3A Cl A5
   07-10-37               5.44                150,000            155,195
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52                 50,000             49,145
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12                 50,000             49,598
  Series 2004-C3 Cl A2
   07-10-39               4.43                 80,000             80,631
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76                125,000            127,265
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26                 50,000             51,629
  Series 2004-C2 Cl A3
   05-15-41               5.39                100,000            102,497
  Series 2004-CBX Cl A3
   01-12-37               4.18                 50,000             49,886
  Series 2004-CBX Cl A5
   01-12-37               4.65                 50,000             49,773
  Series 2004-CBX Cl A6
   01-12-37               4.90                200,000            198,756
  Series 2004-PNC1 Cl A2
   06-12-41               4.56                 75,000             76,311
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56                 60,000             60,331
  Series 2003-C7 Cl A2
   09-15-27               4.06                100,000             99,763
  Series 2003-C8 Cl A2
   11-15-27               4.21                180,000            180,736
  Series 2003-C8 Cl A4
   11-15-32               5.12                 75,000             76,441
  Series 2004-C4 Cl A2
   06-15-29               4.57                 75,000             76,357
  Series 2004-C4 Cl A4
   06-15-29               5.31                 50,000             51,651
  Series 2004-C6 Cl A2
   08-15-29               4.19                 75,000             74,726
  Series 2004-C7 Cl A2
   10-15-29               3.99                 50,000             49,460
  Series 2004-C8 Cl A2
   12-15-29               4.20                 75,000(b)          74,845
  Series 2004-C8 Cl A6
   12-15-29               4.80                100,000(b)          98,980
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               2.44                 50,000             50,023
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                 60,000             59,505
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90                 50,000             49,734
WFS Financial Owner Trust
  Series 2002-2 Cl A4 (FSA)
   02-20-10               4.50                150,000(e)         151,801
  Series 2004-3 Cl A3
   03-17-09               3.30                 50,000             49,883
Total                                                          2,864,181

Mortgage-backed securities (37.5%)(f,i)
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                 59,245             59,104
Federal Home Loan Mtge Corp
   12-01-18               6.00                203,776            213,625
   01-01-19               5.50                187,257            193,278
   02-01-19               5.50                221,499            228,621
   06-01-23               5.00                145,171            145,532
   10-01-23               5.50                226,611            231,277
   12-01-23               6.00                 83,999             87,084
   04-01-32               7.00                146,408            155,277
   08-01-34               5.20                 98,650(g)          99,225
  Collateralized Mtge Obligation
   10-15-27               5.00                300,000            304,298
   06-15-28               5.00                275,000            279,122
   11-15-28               4.50                 94,391             94,580
   07-25-43               7.00                 68,931             72,981
Federal Natl Mtge Assn
   01-01-11               4.23                 98,853             97,884
   08-25-12               4.72                100,000             99,876
   10-01-13               5.11                187,498            191,559
   12-01-13               5.01                 98,983            100,624
   03-01-14               4.60                 99,151             97,792
   08-01-15               5.50                160,660            166,283
   11-01-16               6.00                312,338            327,377
   06-01-18               4.50                 82,356             82,023
   06-01-18               5.00                166,272            169,051
   10-01-18               4.50                290,606            289,430
   10-01-18               5.50                307,219            318,058
   11-01-18               7.00                 84,813             90,001
   01-01-19               6.50                194,129            205,826
   02-01-19               5.00                190,580            193,389
   10-01-19               6.00                297,863            312,238
   12-01-19               5.00                625,000(b)         633,006
   12-01-28               5.50                212,744            216,088
   02-01-29               5.50                234,993            238,627

See accompanying notes to investments in securities.

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4 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Core Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   05-01-29               6.00%              $128,371           $132,767
   09-01-31               7.50                 91,612             98,286
   07-01-32               6.50                 80,086             84,368
   08-01-32               6.50                222,668            234,435
   10-01-32               5.50                271,725            275,549
   11-01-32               5.00                216,018            213,898
   01-01-33               5.50                278,990            282,917
   02-01-33               6.00                466,240            481,486
   03-01-33               5.50                164,276            166,771
   04-01-33               5.50                209,731            213,308
   07-01-33               4.85                 97,097(g)          97,512
   07-01-33               5.00                178,150            176,222
   11-01-33               5.50                174,167            176,466
   01-01-34               5.00                272,365            269,637
   01-01-34               6.50                181,367            191,695
   03-01-34               5.00                527,660            521,952
   08-01-34               4.53                 98,661(g)          98,489
   09-01-34               4.85                246,970(b,g)       250,035
   12-01-34               6.00              1,275,000(b)       1,315,239
   12-01-34               6.50              1,090,000(b)       1,142,800
   01-01-35               6.00                350,000(b)         360,609
  Collateralized Mtge Obligation
   05-25-16               4.00                200,000            199,916
   02-25-21               4.50                190,000            191,262
   06-25-44               7.50                 64,355             69,024
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.46                 97,321             99,084
  Series 2004-FA1 Cl 1A1
   10-25-34               6.25                234,062            241,382
Govt Natl Mtge Assn
   07-15-33               5.00                130,679            130,286
GSR Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50                 72,448             73,996
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                132,634            135,928
  Series 2004-7 Cl 8A1
   08-25-19               5.00                 63,186             63,554
  Series 2004-8 Cl 7A1
   09-25-19               5.00                 98,813             99,444
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.63                 99,859(g)          98,617
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                237,494            237,975
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                287,785            284,757
Total                                                         14,702,802

Automotive & related (0.1%)
DaimlerChrysler NA Holding
   11-15-13               6.50                 45,000             47,998

Banks and savings & loans (1.5%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                 45,000             44,575
Washington Mutual Bank FA
  Sub Nts
   08-15-14               5.65                250,000            254,930
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                250,000            276,911
Total                                                            576,416

Cable (1.0%)
Comcast
   03-15-11               5.50                365,000            379,994

Cellular telecommunications (0.2%)
US Cellular
  Sr Nts
   12-15-33               6.70                 80,000             79,875

Energy equipment & services (0.6%)
Halliburton
   10-15-10               5.50                235,000            245,880

Finance companies (1.3%)
Citigroup
  Sub Nts
   09-15-14               5.00                335,000(d)         332,710
GMAC
   09-15-11               6.88                160,000            163,200
Total                                                            495,910

Financial services (1.0%)
KFW Intl Finance
   10-17-05               2.50                225,000            223,937
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                 50,000(b,e)        50,000
Pricoa Global Funding I
   06-15-08               4.35                105,000(d)         106,134
Total                                                            380,071

Health care services (0.6%)
Cardinal Health
   06-15-15               4.00                248,000            217,464

Household products (0.2%)
Clorox
   01-15-10               4.20                 75,000(b,d)        74,934

Insurance (2.1%)
ASIF Global Financing XIX
   01-17-13               4.90                595,000(d)         597,540
Prudential Financial
   09-20-14               5.10                225,000            222,250
Total                                                            819,790

Leisure time & entertainment (0.5%)
Time Warner
   05-15-29               6.63                170,000            178,102

Media (0.7%)
News America
   12-15-14               5.30                265,000(b,d)       264,809

Multi-industry (0.1%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                 35,000(c)          39,109

Real estate (0.2%)
Archstone-Smith OPR Trust
   08-15-14               5.63                 75,000             76,678

Retail -- drugstores (0.2%)
CVS
   09-15-14               4.88                 80,000             78,802

Retail -- general (0.3%)
May Department Stores
   07-15-14               5.75                105,000(d)         106,825

Telecom equipment & services (1.2%)
Sprint Capital
   11-15-28               6.88                205,000            217,832
TELUS
  (U.S. Dollar)
   06-01-11               8.00                230,000(c)         269,155
Total                                                            486,987

Textiles & apparel (0.3%)
Jones Apparel Group
   11-15-09               4.25                 75,000(d)          74,372
   11-15-14               5.13                 60,000(d)          58,833
Total                                                            133,205

Utilities -- electric (1.3%)
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                 80,000(d)          80,333
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                 15,000             15,820
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30                 40,000(d)          42,912
Metropolitan Edison
   03-15-13               4.95                155,000            152,642
  1st Mtge
   04-01-14               4.88                100,000             97,148
Progress Energy
  1st Mtge
   03-01-13               4.80                 95,000             94,260
Tampa Electric
   08-15-12               6.38                 30,000             32,533
Total                                                            515,648

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Core Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Utilities -- telephone (2.0%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00%              $220,000(c,d)      $209,392
Verizon New York
  Series B
   04-01-32               7.38                125,000            138,674
Verizon Pennsylvania
  Series A
   11-15-11               5.65                400,000            417,124
Total                                                            765,190

Total bonds
(Cost: $37,950,241)                                          $37,997,061

Short-term securities (11.5%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
   12-17-04               1.91%              $500,000           $499,549
Federal Natl Mtge Assn Disc Nts
   12-13-04               1.85                600,000            599,599
   12-14-04               1.83              1,000,000            999,290
   12-29-04               1.74                500,000            499,299
   01-07-05               2.15                600,000            598,638
   01-11-05               2.16                800,000            797,993
   01-25-05               2.21                500,000            498,289

Total short-term securities
(Cost: $4,492,830)                                            $4,492,657

Total investments in securities
(Cost: $42,443,071)(j)                                       $42,489,718

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Core Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,280,260.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Nov. 30, 2004, the value of foreign securities represented 2.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $1,998,410 or 5.1% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   American Municipal Bond Association Corporation

     FSA    --   Financial Security Assurance

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts.

     Type of security                                            Notional amount
     Sale contracts
     U.S. Treasury Notes, Dec. 2004, 5-year                          $1,500,000
     U.S. Treasury Notes, March 2005, 10-year                           700,000

(i) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2004:

     Security                   Principal    Settlement    Proceeds      Value
                                 amount         date      receivable
     Federal Natl Mtge Assn
        12-01-34 5.50%          $200,000      12-13-04      $203,094   $202,124
        01-01-35 5.00            250,000      01-13-05       247,656    245,938

 (j) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $42,443,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                          $ 207,000
     Unrealized depreciation                                           (160,000)
                                                                       --------
     Net unrealized appreciation                                      $  47,000
                                                                      ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
7 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Diversified Bond Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (100.3%)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Foreign government (1.0%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25%             5,565,000(c)      $8,167,429
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07               9.50              2,290,000(b,c,j,l)        --
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38              3,685,000(c)       4,020,335
United Mexican States
  (U.S. Dollar)
   03-03-15               6.63              4,745,000(c)       5,005,975
Total                                                         17,193,739

U.S. government obligations & agencies (28.5%)
Federal Home Loan Bank
   09-22-05               2.13             12,775,000         12,713,335
   05-22-06               2.88             19,005,000         18,956,936
   12-17-07               3.25              3,310,000          3,282,229
Federal Home Loan Mtge Corp
   07-15-06               5.50             10,000,000         10,377,910
   01-15-12               5.75             27,300,000         29,531,284
   07-15-13               4.50             20,300,000         20,091,925
   11-15-13               4.88             14,490,000         14,720,971
Federal Natl Mtge Assn
   04-13-06               2.15             20,300,000         20,062,876
   02-15-09               3.25             45,124,000         44,082,899
U.S. Treasury
   01-31-05               1.63              5,150,000          5,145,978
   02-28-05               1.50              1,500,000          1,497,716
   05-31-05               1.25              4,275,000          4,250,975
   11-15-05               5.75              7,461,000          7,675,213
   12-31-05               1.88             10,255,000         10,164,869
   01-31-06               1.88             16,180,000         16,020,724
   11-15-06               3.50             17,500,000         17,664,063
   10-15-09               3.38              3,245,000(n)       3,198,986
   11-15-09               3.50             63,170,000(n)      62,597,552
   11-15-14               4.25             22,640,000         22,445,432
   08-15-23               6.25            123,712,000(p)     141,949,869
   02-15-26               6.00             13,935,000         15,614,279
   02-15-31               5.38                710,000            747,275
Total                                                        482,793,296

Commercial mortgage-backed(f)/
Asset-backed securities (9.9%)
Aesop Funding II LLC
  Series 2002-1A Cl A1 (AMBAC)
   10-20-06               3.85              4,000,000(d,i)     4,029,018
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55              1,000,000(i)       1,002,595
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00              2,750,000(i)       2,726,798
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98              2,540,000(i)       2,507,458
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94              2,200,000          2,211,616
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00                376,767            371,798
  Series 2004-PWR5 Cl A5
   07-11-42               4.98              3,200,000          3,191,936
  Series 2004-T16 Cl A3
   02-13-46               4.03              1,920,000          1,889,501
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10               3.10                300,000            294,202
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               2.32              3,400,000(d,g)     3,373,820
  Series 2004-LB3A Cl A2
   07-10-37               4.71              3,900,000          3,980,730
  Series 2004-LB3A Cl A3
   07-10-37               5.09              6,300,000          6,492,932
  Series 2004-LB3A Cl A5
   07-10-37               5.44              3,125,000(g)       3,233,220
Countrywide Home Equity Loan Trust
  Series 2004-1 Cl 1A (AMBAC)
   02-15-34               2.38              7,346,415(g,i)     7,355,598
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52              1,750,000          1,720,066
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12              5,150,000          5,108,543
  Series 2004-C3 Cl A2
   07-10-39               4.43              7,000,000          7,055,206
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76              3,200,000          3,257,978
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A1
   07-12-37               4.39              4,059,422          4,073,955
  Series 2003-CB6 Cl A2
   07-12-37               5.26              2,500,000          2,581,440
  Series 2004-C2 Cl A3
   05-15-41               5.39              4,125,000(g)       4,228,021
  Series 2004-CBX Cl A3
   01-12-37               4.18              1,950,000          1,945,551
  Series 2004-CBX Cl A5
   01-12-37               4.65              3,000,000          2,986,394
  Series 2004-CBX Cl A6
   01-12-37               4.90              3,400,000          3,378,844
  Series 2004-PNC1 Cl A2
   06-12-41               4.56              2,500,000          2,543,696
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              3,590,000          3,773,168
  Series 2002-C4 Cl A5
   09-15-31               4.85              3,000,000          3,034,767
  Series 2002-C8 Cl A3
   11-15-27               4.83              1,550,000          1,569,329
  Series 2003-C3 Cl A2
   05-15-07               3.09              7,900,000          7,688,371
  Series 2003-C8 Cl A2
   11-15-27               4.21              4,600,000          4,618,814
  Series 2003-C8 Cl A4
   11-15-32               5.12              2,100,000          2,140,362
  Series 2004-C2 Cl A2
   03-15-29               3.25              5,440,000          5,255,094
  Series 2004-C4 Cl A2
   06-15-29               4.57              2,800,000          2,850,669
  Series 2004-C4 Cl A4
   06-15-29               5.31              2,250,000(g)       2,324,307
  Series 2004-C6 Cl A2
   08-15-29               4.19              3,745,000          3,731,293
  Series 2004-C7 Cl A2
   10-15-29               3.99              3,200,000          3,165,408
  Series 2004-C8 Cl A2
   12-15-29               4.20              3,700,000(e)       3,692,340
  Series 2004-C8 Cl A6
   12-15-29               4.80              5,100,000(e)       5,048,004
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40              2,500,000(e,i)     2,500,000
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               4.04              1,750,000(d,g)     1,731,543
  Series 2004-2 Cl M
   10-20-10               2.44              1,600,000(g)       1,600,736
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              2,500,000          2,479,371
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              6,623,846          6,347,507
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,970,000          2,971,070
Morgan Stanley, Dean Witter Capital 1
  Series 2002-TOP7 Cl A2
   01-15-39               5.98              2,860,000          3,092,921
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90              1,500,000          1,492,032

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Diversified Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61%            $1,315,000         $1,302,326
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86              2,989,950(i)       3,009,683
Saxon Asset Securities Trust
  Series 2004-3 Cl A2
   12-26-34               2.36              3,516,440(g)       3,516,897
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30              8,200,000          8,180,744
Total                                                        168,657,672

Mortgage-backed securities (40.5%)(f,q)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.29              4,087,988(h)       4,125,091
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              4,227,488          4,330,385
  Series 2004-3 Cl 1A1
   04-25-34               6.00              7,154,396          7,317,609
Bank of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.05              1,767,527(h)       1,696,155
  Series 2004-F Cl B1
   07-25-34               4.16              3,188,653(h)       3,061,553
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              3,214,055          3,206,418
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.67              1,999,003(h)       1,973,096
CS First Boston Mtge Securities
  Series 2003-29 Cl 8A1
   11-25-18               6.00              3,580,006          3,705,307
  Series 2004-AR5 Cl CB1
   06-25-34               4.45              2,067,932(h)       2,031,332
Federal Home Loan Mtge Corp
   05-01-07               9.00                134,030            138,006
   08-01-11               6.50                 60,093             63,740
   05-01-13               4.50              2,157,372          2,173,974
   06-01-14               6.50                468,942            496,782
   05-01-18               5.50              2,442,032          2,520,553
   06-01-18               5.50                558,637            578,670
   08-01-18               5.00              7,291,894          7,398,223
   10-01-18               5.00              5,555,753          5,642,612
   12-01-18               6.00              2,000,873          2,097,577
   03-01-22               6.00                692,568            717,681
   02-01-23               6.00              8,708,393          9,024,172
   10-01-23               5.50                453,596            462,936
   12-01-23               6.00              7,475,896          7,750,433
   08-01-24               8.00                315,209            343,055
   01-01-25               9.00                 91,416            102,593
   09-01-28               6.00              1,827,012          1,888,267
   12-01-30               5.50              1,702,845          1,729,886
   10-01-31               6.00              5,097,574          5,260,625
   12-01-31               6.50              1,057,311          1,109,114
   04-01-33               6.00                781,283            812,069
   06-01-33               5.50              4,219,347          4,277,031
   09-01-33               4.56                984,395(h)         978,193
   08-01-34               5.20              4,932,493(h)       4,961,242
  Collateralized Mtge Obligation
   06-15-20               8.00                 16,789             17,025
   03-15-22               7.00              2,398,704          2,417,463
   02-15-27               5.00              5,500,000          5,606,895
   10-15-27               5.00             13,400,000         13,591,742
   06-15-28               5.00              8,400,000          8,525,895
   11-15-28               4.50              3,398,089          3,404,884
   01-15-33               5.00              2,160,753          2,159,357
   02-15-33               5.50              6,232,719          6,407,778
   07-25-43               7.00              3,170,832          3,357,118
  Interest Only
   02-15-14               7.40              2,316,470(m)         177,789
   10-15-22              14.56              6,720,940(m)         553,990
Federal Natl Mtge Assn
   09-01-07               8.50                238,413            242,510
   06-01-10               6.50                100,616            105,678
   02-01-11               6.00                210,422            221,123
   12-01-11               5.10                771,276            793,191
   11-01-12               4.84              2,336,992          2,367,981
   01-01-13               4.92              3,114,990          3,167,026
   02-01-13               4.83              3,172,532          3,207,208
   02-01-13               4.87                992,539          1,005,728
   04-01-13               7.00              3,498,967          3,678,927
   10-01-13               5.11                986,830          1,008,203
   11-01-13               5.39              4,966,673          5,169,420
   12-01-13               5.50              3,448,601          3,569,302
   03-01-14               4.60              3,966,046          3,911,672
   04-01-14               5.50                 27,141             28,091
   08-01-16               6.00              1,192,773          1,250,205
   08-01-16               6.50              1,319,115          1,398,880
   01-01-17               6.00                297,678            312,012
   02-01-17               7.00              1,847,660          1,960,285
   03-01-17               6.50              1,628,275          1,725,869
   08-01-17               6.00              2,644,457          2,771,515
   08-01-17               6.00              2,766,775          2,912,004
   08-01-17               6.50              3,717,277          3,941,631
   09-01-17               6.00                823,414            862,977
   09-01-17               6.50              4,245,735          4,521,229
   12-01-17               5.50                753,009            779,647
   02-01-18               5.50             10,139,552         10,472,794
   03-01-18               5.50              2,914,831          3,016,984
   04-01-18               4.50                312,293            311,029
   04-01-18               5.00              3,759,032          3,827,394
   05-01-18               6.00              8,287,041          8,692,977
   06-01-18               4.50              4,799,830          4,780,410
   06-01-18               5.00              4,738,255          4,816,090
   07-01-18               5.50                203,191            210,454
   08-01-18               4.50              2,701,387          2,689,885
   08-01-18               5.50                170,476            176,446
   09-01-18               5.50              4,589,948          4,754,125
   10-01-18               4.50              7,346,279          7,316,556
   10-01-18               5.00              9,308,929          9,451,679
   10-01-18               5.50              9,245,817          9,571,928
   11-01-18               7.00                271,402            288,002
   02-01-19               5.00              7,489,665          7,598,855
   12-01-19               5.00                975,000(e)         987,490
   12-01-19               5.50              5,000,000(e)       5,154,700
   12-01-19               6.00              5,000,000(e)       5,234,400
   11-01-21               8.00                 40,906             44,609
   04-01-22               8.00                160,659            175,142
   01-01-23               6.50                259,787            273,487
   04-01-23               8.50                556,467            612,583
   07-01-23               5.00              4,331,616          4,340,986
   08-01-23               5.50              9,350,033          9,538,144
   09-01-23               5.50              6,613,905          6,746,957
   06-01-24               9.00                583,245            647,718
   02-01-27               7.50              1,104,848          1,186,080
   07-01-28               5.50              2,331,123          2,367,759
   08-01-28               5.50              3,003,650          3,050,855
   10-01-28               6.00              5,106,147          5,281,037
   11-01-28               5.50              5,659,892          5,748,842
   11-01-28               6.50              2,341,074          2,462,528
   01-01-29               6.50              2,912,614          3,063,718
   04-01-29               5.00             12,086,009         11,964,960
   08-01-29               7.00                226,303            240,305
   11-01-31               6.50                182,114            191,858
   11-01-31               7.00              4,494,882          4,768,984
   05-01-32               7.00              5,575,265          5,913,336
   06-01-32               7.00              2,714,043          2,878,616
   06-01-32               7.50                603,201            646,025
   07-01-32               6.50              2,562,739          2,699,760
   08-01-32               6.50              5,445,947          5,734,013
   08-01-32               7.00              1,402,368          1,488,264
   09-01-32               6.00              9,577,388          9,890,567
   10-01-32               5.50              8,824,594          8,948,790
   10-01-32               6.50              3,525,272          3,719,797
   11-01-32               5.00              5,758,575          5,702,064
   11-01-32               7.00              1,141,158          1,210,355
   01-01-33               6.00              7,451,814          7,701,574
   02-01-33               5.50              5,798,630          5,876,022
   02-01-33               6.00                466,240            481,486
   03-01-33               5.50             13,229,172         13,413,035
   03-01-33               6.00              7,596,070          7,868,955
   03-01-33               6.50              3,885,184          4,079,727
   04-01-33               5.50              7,875,430          8,008,889
   04-01-33               6.00             15,020,848         15,611,897
   05-01-33               5.50             17,801,749         18,068,031
   07-01-33               4.85              4,126,628(h)       4,144,249
   07-01-33               5.00              8,617,982          8,524,743
   07-01-33               5.50              6,049,893          6,129,749
   08-01-33               5.50                915,851            927,939
   12-01-33               4.97              5,491,165(h)       5,496,499
   01-01-34               5.00                726,305            719,031
   01-01-34               6.50              1,414,664          1,495,224
   03-01-34               5.00             27,233,857         26,939,208
   07-01-34               6.50              6,171,755          6,480,824
   08-01-34               4.53              3,699,783(h)       3,693,346
   09-01-34               4.85              4,149,104(e,h)     4,200,585

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Diversified Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   09-01-34               6.50%            $3,012,475         $3,163,334
   12-01-34               6.50             24,300,000(e)      25,477,091
   01-01-35               6.00             20,215,000(e)      20,928,791
  Collateralized Mtge Obligation
   01-25-12               3.97                273,933            273,611
   05-25-16               4.00              4,950,000          4,947,911
   12-25-26               8.00              2,915,326          3,131,428
   06-25-44               7.50              3,239,207          3,474,211
  Interest Only
   12-25-12              13.29              2,170,789(m)         123,036
   12-25-31               1.19              2,746,465(m)         564,877
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.46              4,330,780(g)       4,409,254
  Series 2004-FA1 Cl 1A1
   10-25-34               6.25             10,205,095         10,524,236
Govt Natl Mtge Assn
   05-15-33               6.00              3,707,172          3,838,786
   07-15-33               5.00              5,712,536          5,695,346
   10-15-33               5.00              5,193,990          5,176,740
   10-15-33               5.50              5,799,251          5,907,936
   03-20-34               6.50              2,392,719          2,523,581
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00              1,920,653(m)         246,164
   08-20-32               0.00              6,893,091(m)       1,152,011
GSR Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50              3,236,011          3,305,175
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39              2,427,815(h)       2,365,106
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.45              2,562,468(h)       2,525,773
Master Alternative Loans Trust
  Series 2004-7 Cl 8A1
   08-25-19               5.00              3,251,650          3,270,607
  Series 2004-8 Cl 7A1
   09-25-19               5.00              4,545,378          4,574,423
Structured Adjustable Rate Mtge Loan
  Series 2004-3AC
   03-25-34               4.94              3,221,415(h)       3,201,990
  Series 2004-5 Cl B1
   05-25-34               4.63              2,371,660(h)       2,342,156
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50             10,845,556         10,867,538
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50              3,069,704          3,037,411
  Series 2004-CB3 Cl 4A
   10-25-19               6.00              4,386,115          4,568,415
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              2,263,938          2,365,108
Wells Fargo Mtge Backed Securities
  Series 2006-16 Cl2A1
   12-25-18               4.50              4,670,801          4,622,085
Total                                                        688,462,111

Aerospace & defense (0.1%)
L-3 Communications
   06-15-12               7.63              1,460,000          1,595,050
   07-15-13               6.13                  5,000              5,150
Total                                                          1,600,200

Automotive & related (0.3%)
DaimlerChrysler NA Holding
   11-15-13               6.50              2,115,000          2,255,923
Ford Motor
   10-01-28               6.63              1,160,000          1,047,922
   02-01-29               6.38              2,145,000          1,877,291
Total                                                          5,181,136

Banks and savings & loans (2.2%)
Banknorth Group
  Sr Nts
   05-01-08               3.75              2,380,000          2,357,509
US Bank NA Minnesota
   08-01-11               6.38              2,105,000          2,326,012
Wachovia Bank NA
  Sub Nts
   11-01-14               4.80              4,320,000          4,232,991
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88              1,085,000          1,213,435
   08-15-14               5.65             14,845,000         15,137,743
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45             10,240,000(p)      11,342,285
Total                                                         36,609,975

Beverages & tobacco (--%)
Cott Beverages
   12-15-11               8.00                555,000            603,563

Building materials & construction (0.1%)
Associated Materials
   04-15-12               9.75                180,000            206,100
Louisiana Pacific
  Sr Nts
   08-15-10               8.88              1,440,000          1,720,800
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                300,000            326,250
Total                                                          2,253,150

Cable (1.1%)
Comcast
   03-15-11               5.50             13,605,000         14,163,892
CSC Holdings
  Sr Nts
   12-15-07               7.88                780,000            830,700
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                640,000            721,600
Echostar DBS
   10-01-14               6.63                215,000(d)         217,688
  Sr Nts
   10-01-08               5.75                450,000            456,188
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25              1,010,000(c)       1,105,950
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                510,000(c)         526,575
Total                                                         18,022,593

Cellular telecommunications (0.3%)
Nextel Communications
  Sr Nts
   10-31-13               6.88              1,025,000          1,107,000
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-12               7.25                 90,000(c,d)        93,488
US Cellular
  Sr Nts
   12-15-33               6.70              4,299,000          4,292,297
Total                                                          5,492,785

Chemicals (0.3%)
Airgas
   10-01-11               9.13                800,000            895,999
BCP Caylux Holdings Luxembourg
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                215,000(c,d)       241,338
Compass Minerals Group
   08-15-11              10.00                535,000            599,200
Georgia Gulf
  Sr Nts
   12-15-13               7.13                792,000            843,480
Lubrizol
  Sr Nts
   10-01-09               4.63                850,000            842,878
   10-01-14               5.50                850,000            838,517
MacDermid
   07-15-11               9.13                290,000            320,450
Total                                                          4,581,862

Energy (0.3%)
Chesapeake Energy
  Sr Nts
   06-15-14               7.50                175,000            193,375
   08-15-14               7.00                570,000            615,600
   01-15-16               6.88                 95,000            100,225
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                850,000            867,000
Kerr-McGee
   10-15-05               8.13                500,000            516,214
Newfield Exploration
  Sr Nts
   03-01-11               7.63              1,500,000          1,698,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Diversified Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Energy (cont.)
Newfield Exploration (cont.)
  Sr Sub Nts
   08-15-12               8.38%              $270,000           $303,750
Peabody Energy
  Series B
   03-15-13               6.88              1,080,000          1,161,000
Total                                                          5,455,914

Energy equipment & services (0.8%)
Grant Prideco Escrow
   12-15-09               9.00                460,000            511,750
Halliburton
   10-15-10               5.50             11,265,000         11,786,558
Key Energy Services
  Series C
   03-01-08               8.38                235,000            246,163
Pride Intl
  Sr Nts
   07-15-14               7.38                250,000(d)         276,875
Total                                                         12,821,346

Finance companies (1.3%)
Citigroup
  Sub Nts
   09-15-14               5.00             15,240,000(d)      15,135,819
GMAC
   09-15-11               6.88              6,990,000          7,129,793
Total                                                         22,265,612

Financial services (0.9%)
KFW Intl Finance
   10-17-05               2.50             11,250,000         11,196,843
Pricoa Global Funding I
   06-15-08               4.35              5,305,000(d)       5,362,294
Total                                                         16,559,137

Food (--%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                435,000(c)         489,375

Health care services (0.7%)
Cardinal Health
   06-15-15               4.00             11,600,000         10,171,680
HCA
  Sr Nts
   03-15-14               5.75              1,195,000          1,144,348
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                480,000            502,800
Triad Hospitals
  Sr Nts
   05-15-12               7.00                550,000            580,250
Total                                                         12,399,078

Home building (0.1%)
DR Horton
   12-01-07               7.50                520,000            566,800
   01-15-09               5.00                535,000            540,350
   07-01-13               5.88                640,000            646,400
  Sr Nts
   09-15-14               5.63                265,000            264,338
Meritage Homes
   06-01-11               9.75                450,000            500,625
Total                                                          2,518,513

Household products (0.2%)
Clorox
   01-15-10               4.20              3,600,000(d,e)     3,596,832

Industrial services (--%)
Allied Waste North America
   04-15-11               6.38                300,000            283,500
Insurance (2.0%)
ASIF Global Financing XIX
   01-17-13               4.90             24,370,000(d)      24,474,060
Prudential Financial
   09-20-14               5.10             10,240,000         10,114,826
Total                                                         34,588,886

Leisure time & entertainment (0.5%)
Time Warner
   05-15-29               6.63              7,410,000          7,763,168

Lodging & gaming (0.3%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                215,000            234,888
   04-15-14               6.75                305,000            321,013
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13              1,075,000          1,241,624
Hilton Hotels
   12-01-12               7.63                675,000            783,000
MGM Mirage
   10-01-09               6.00                355,000            363,431
  Sr Nts
   02-27-14               5.88                370,000            363,988
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12               8.00                380,000            415,150
Station Casinos
  Sr Nts
   04-01-12               6.00                530,000            545,900
Total                                                          4,268,994

Machinery (0.1%)
Joy Global
  Series B
   03-15-12               8.75                775,000            875,750

Media (1.1%)
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                240,000(c)         264,300
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                365,000            406,975
Emmis Operating
   05-15-12               6.88                395,000            413,763
Gray Television
   12-15-11               9.25                 25,000             28,063
Lamar Media
   01-01-13               7.25                170,000            183,600
News America
   12-15-14               5.30             11,540,000(d,e)    11,531,690
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                295,000(c)         339,250
Radio One
  Series B
   07-01-11               8.88                535,000            583,150
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                795,000(c)         862,575
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                450,000            479,250
United Artists Theatre
   07-01-15               9.30              3,088,619          3,150,392
Total                                                         18,243,008

Metals (--%)
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                400,000(c)         404,000

Multi-industry (0.1%)
ARAMARK Services
   12-01-06               7.10                500,000            531,598
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75              1,480,000(c)       1,653,756
Total                                                          2,185,354

Paper & packaging (0.3%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-12               7.25                295,000(c,d)       295,000
Ball
   12-15-12               6.88                765,000            826,200
Boise Cascade LLC
  Sr Sub Nts
   10-15-14               7.13                150,000(d)         156,750
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                315,000(c)         335,475
Crown Paper
  Sr Sub Nts
   09-01-05              11.00              3,450,000(b,j,l)          --
Georgia-Pacific
   02-01-10               8.88                240,000            280,200
  Sr Nts
   07-15-08               7.38              1,000,000          1,087,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Diversified Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Paper & packaging (cont.)
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50%              $220,000           $243,650
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                660,000(c)         689,700
Owens-Illinois Glass Container
   05-15-11               7.75                575,000            621,000
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                595,000            615,825
Stone Container
  Sr Nts
   02-01-08               9.25                 25,000             27,750
   07-01-12               8.38                310,000            339,450
Total                                                          5,518,500

Real estate (0.2%)
Archstone-Smith OPR Trust
   08-15-14               5.63              3,515,000          3,593,631
Host Marriott LP
  Sr Nts
   08-15-12               7.00                390,000(d)         411,450
Total                                                          4,005,081

Retail -- drugstores (0.2%)
CVS
   09-15-14               4.88              3,690,000          3,634,753

Retail -- general (0.4%)
Flooring America
  Series B
   10-15-07              15.00                185,000(b,j,l)          --
May Department Stores
   07-15-14               5.75              5,750,000(d)       5,849,952
William Carter
  Series B
   08-15-11              10.88                383,000            425,130
Total                                                          6,275,082

Telecom equipment & services (1.4%)
Qwest
   03-15-12               9.13                450,000(d)         513,563
Sprint Capital
   11-15-28               6.88              9,015,000          9,579,285
TELUS
  (U.S. Dollar)
   06-01-11               8.00             11,275,000(c)      13,194,455
Total                                                         23,287,303

Textiles & apparel (0.4%)
Jones Apparel Group
   11-15-09               4.25              3,450,000(d)       3,421,141
   11-15-14               5.13              3,440,000(d)       3,373,068
Total                                                          6,794,209

Utilities -- electric (2.2%)
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50                830,000            857,293
Dayton Power & Light
  1st Mtge
   10-01-13               5.13              3,670,000(d)       3,685,267
DPL
  Sr Nts
   09-01-11               6.88              1,000,000          1,087,500
Duke Energy Field Services
   08-16-05               7.50              2,500,000          2,576,585
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                710,000            748,809
FirstEnergy
  Series B
   11-15-11               6.45              4,490,000          4,809,688
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30              1,110,000(d)       1,190,808
IPALCO Enterprises
   11-14-08               8.38                265,000            298,125
   11-14-11               8.63              1,765,000          1,976,800
Metropolitan Edison
   03-15-13               4.95              4,980,000          4,904,244
  1st Mtge
   04-01-14               4.88              2,165,000          2,103,254
Northern States Power
  1st Mtge
   08-01-10               4.75                120,000            121,490
NorthWestern Energy
   11-01-14               5.88                400,000(d)         408,043
Potomac Edison
  1st Mtge
   11-15-14               5.35              1,865,000(d)       1,841,669
Progress Energy
  1st Mtge
   03-01-13               4.80              4,285,000          4,251,620
Tampa Electric
  08-15-12                6.38                805,000            872,969
TXU
   11-15-14               5.55                770,000(d)         758,027
Westar Energy
  1st Mtge
   07-01-14               6.00              3,840,000          4,079,086
Total                                                         36,571,277

Utilities -- natural gas (0.3%)
ANR Pipeline
   03-15-10               8.88                405,000            456,638
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                355,000            385,175
Northwest Pipeline
   03-01-10               8.13              1,180,000          1,317,175
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                400,000            440,000
Southern Natural Gas
   03-15-10               8.88                410,000            462,275
Southern Star Central
   08-01-10               8.50                280,000            312,200
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00              1,070,000          1,187,700
Total                                                          4,561,163

Utilities -- telephone (2.1%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00             12,255,000(c,d)    11,664,076
Verizon New York
  Series B
   04-01-32               7.38              4,200,000          4,659,438
Verizon Pennsylvania
  Series A
   11-15-11               5.65             17,730,000         18,489,021
Total                                                         34,812,535

Total bonds
(Cost: $1,699,771,280)                                    $1,701,630,452

Common stocks (--%)
Issuer                                        Shares            Value(a)

Orius                                             349(b,j,l)         $--

Total common stocks
(Cost: $48,000)                                                      $--

Preferred stocks & other (--%)
Issuer                                        Shares            Value(a)

Orius Tranche Series A
  Warrants                                        387(b,j,l)         $--
Orius Tranche Series B
  Warrants                                        407(b,j,l)          --
Orius Tranche Series C
  Warrants                                        904(b,j,l)          --
Pegasus Satellite
   12.75% Cm Pay-in-kind
    Series B                                       --(b,k)             1

Total preferred stocks & other
(Cost: $123)                                                          $1

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Diversified Bond Fund

Short-term securities (5.8%)(o)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (5.2%)
Federal Home Loan Bank Disc Nt
   12-17-04               1.91%              $500,000           $499,549
Federal Natl Mtge Assn Disc Nts
   12-01-04               1.73             11,600,000         11,599,443
   12-22-04               1.79             13,100,000         13,085,689
   12-23-04               2.02             12,900,000         12,883,352
   01-12-05               2.15             25,600,000         25,534,563
   01-25-05               2.21             25,000,000         24,914,444
Total                                                         88,517,040

Short-term securities (continued)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

Commercial paper (0.6%)
Ranger Funding LLC
   12-01-04               2.07%           $10,100,000        $10,099,419

Total short-term securities
(Cost: $98,621,127)                                          $98,616,459

Total investments in securities
(Cost: $1,798,440,530)(r)                                 $1,800,246,912

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Nov. 30, 2004, the value of foreign securities represented 2.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $103,633,279 or 6.1% of net assets.

(e) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $88,530,355.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --    American Municipal Bond Association Corporation

     FSA    --    Financial Security Assurance

(j)  Negligible market value.

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Nov. 30, 2004, is as follows:

     Security                                     Acquisition               Cost
                                                     dates
     Crown Paper
        11.00% Sr Sub Nts 2005              02-10-00 thru 02-14-00    $2,093,399
     Flooring America
        15.00% Series B 2007                10-09-97 thru 12-17-02       205,934
     Greater Beijing First Expressways
        (U.S. Dollar) 9.50% Sr Nts 2007     06-12-97 thru 11-03-98       456,859
     Orius                                         03-22-01               48,000
     Orius Tranche Series A
        Warrants                                   04-22-04                   --
     Orius Tranche Series B
        Warrants                                   04-22-04                   --
     Orius Tranche Series C
        Warrants                                   04-22-04                   --

--------------------------------------------------------------------------------
13 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Diversified Bond Fund

(m) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2004.

(n)  At Nov. 30, 2004, security was partially or fully on loan.

(o) Cash collateral received from security lending activity is invested in short-term securities and represents 1.4% of net assets. 4.4% of net assets is the Portfolio's cash equivalent position.

(p) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                          Notional amount
     Purchase contract
     U.S. Long Bond, March 2005, 20-year                           $24,300,000

     Sale contracts
     U.S. Treasury Notes, Dec. 2004, 5-year                         30,300,000
     U.S. Treasury Notes, Dec. 2004, 10-year                        84,500,000
     U.S. Treasury Notes, March 2005, 10-year                       76,400,000

(q) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2004:

     Security                Principal   Settlement    Proceeds      Value
                              amount        date      receivable
     Federal Natl Mtge Assn
        12-01-19 4.50%      $ 4,000,000   12-16-04    $ 3,978,125  $ 3,972,500
        12-01-34 5.50        48,125,000   12-13-04     48,896,590   48,636,088
        01-01-35 5.00        18,000,000   01-13-05     17,831,250   17,707,500

(r) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $1,798,441,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 13,238,000
     Unrealized depreciation                                       (11,432,000)
                                                                   -----------
     Net unrealized appreciation                                  $  1,806,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
14 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Diversified Equity Income Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.3%)
Issuer                                        Shares            Value(a)

Aerospace & defense (3.2%)
Goodrich                                      243,500         $7,731,125
Honeywell Intl                                290,000         10,245,700
Rockwell Automation                           121,800          5,761,140
United Technologies                           102,300          9,982,434
Total                                                         33,720,399

Airlines (0.7%)
AMR                                           575,800(b,e)     5,199,474
Northwest Airlines                            168,600(b,e)     1,726,464
Total                                                          6,925,938

Automotive & related (1.4%)
Eaton                                         126,900          8,553,060
General Motors                                176,200          6,799,558
Total                                                         15,352,618

Banks and savings & loans (3.1%)
Bank of America                               371,000         17,166,170
US Bancorp                                     90,500          2,681,515
Washington Mutual                             131,100          5,337,081
Wells Fargo & Co                              118,700          7,332,099
Total                                                         32,516,865

Beverages & tobacco (1.4%)
Altria Group                                  258,100         14,838,169

Broker dealers (2.4%)
JPMorgan Chase & Co                           214,700          8,083,455
Lehman Brothers Holdings                       39,800          3,334,444
Merrill Lynch & Co                            128,600          7,164,306
Morgan Stanley                                134,100          6,805,575
Total                                                         25,387,780

Building materials & construction (1.6%)
CEMEX ADR                                     205,900(c)       6,632,039
Hanson ADR                                    270,500(c)      10,879,510
Total                                                         17,511,549

Chemicals (2.8%)
Air Products & Chemicals                       35,200          2,015,200
Compass Minerals Intl                         176,800          3,995,680
Dow Chemical                                  242,100         12,218,787
Eastman Chemical                               40,500          2,202,390
EI du Pont de Nemours & Co                    193,500          8,769,420
Total                                                         29,201,477

Computer hardware (0.2%)
Hewlett-Packard                               124,700          2,494,000

Computer software & services (1.5%)
Electronic Data Systems                       440,800          9,895,960
Microsoft                                     233,600          6,262,816
Total                                                         16,158,776

Energy (11.2%)
BP ADR                                         65,300(c)       4,006,155
Burlington Resources                           54,700          2,538,627
ChevronTexaco                                 335,900         18,340,140
ConocoPhillips                                 86,200          7,843,338
Exxon Mobil                                   335,400         17,189,250
Kerr-McGee                                    215,300         13,398,119
Marathon Oil                                  317,600         12,526,144
Petroleo Brasileiro ADR                       385,700(c)      14,718,312
Repsol ADR                                    209,400(c)       5,100,984
Total ADR                                     131,100(c)      14,368,560
Unocal                                        210,500          9,691,420
Total                                                        119,721,049

Energy equipment & services (7.4%)
Baker Hughes                                  374,100         16,583,853
Halliburton                                   484,600         20,038,210
McDermott Intl                                700,500(b)      11,558,250
Schlumberger                                  239,900         15,744,637
Tidewater                                     424,400         14,399,892
Total                                                         78,324,842

Engineering & construction (0.7%)
Fluor                                         150,200          7,795,380

Environmental services (0.6%)
Waste Management                              209,800          6,254,138

Finance companies (2.8%)
Citigroup                                     659,000         29,490,250

Financial services (2.8%)
Capital One Financial                          85,000          6,679,300
Fannie Mae                                    265,600         18,246,720
MBNA                                          172,800          4,589,568
Total                                                         29,515,588

Food (0.7%)
Archer-Daniels-Midland                        342,100          7,252,520

Furniture & appliances (1.4%)
Stanley Works                                 106,300          4,970,588
Whirlpool                                     150,000          9,682,500
Total                                                         14,653,088

Health care products (0.5%)
Bristol-Myers Squibb                          176,500          4,147,750
Merck & Co                                     28,100            787,362
Total                                                          4,935,112

Health care services (3.9%)
PacifiCare Health Systems                     728,800(b)      35,273,920
Tenet Healthcare                              577,900(b)       6,270,215
Total                                                         41,544,135

Industrial transportation (1.9%)
Burlington Northern Santa Fe                  438,600         19,754,544

Insurance (11.2%)
ACE                                           385,200(c)      15,569,784
CIGNA                                          48,800          3,416,976
Hartford Financial Services
    Group                                      52,500          3,360,000
Jefferson-Pilot                               130,200          6,404,538
Lincoln Natl                                  130,200          5,991,804
Loews                                         185,000         12,933,350
Marsh & McLennan
    Companies                                  97,200          2,778,948
Safeco                                        198,000          9,597,060
St. Paul Travelers Companies                  613,600         22,384,128
Torchmark                                     128,900          7,077,899
UnumProvident                                  93,000          1,448,010
XL Capital Cl A                               383,200(c)      28,877,951
Total                                                        119,840,448

Leisure time & entertainment (1.9%)
Blockbuster Cl A                              196,000          1,662,080
Eastman Kodak                                 160,100          5,236,871
Royal Caribbean Cruises                       270,200         13,428,940
Total                                                         20,327,891

Machinery (7.1%)
Caterpillar                                   437,500         40,053,125
Ingersoll-Rand Cl A                           250,800(c)      18,664,536
Parker Hannifin                               138,900         10,389,720
Tomkins ADR                                   345,200(c)       6,627,840
Total                                                         75,735,221

Media (0.7%)
RR Donnelley & Sons                           212,000          7,356,400

Metals (0.8%)
Alcoa                                         240,900          8,185,782

Multi-industry (9.7%)
Cooper Inds Cl A                               83,600          5,543,516
Crane                                         233,500          7,065,710
Diebold                                        42,600          2,266,320
Dover                                          74,000          2,993,300
General Electric                              971,100         34,338,096
Martin Marietta Materials                      75,600          3,798,900
Monsanto                                      269,700         12,411,594
Pentair                                       143,100          5,726,862
Pitney Bowes                                   72,800          3,186,456
Textron                                       198,300         14,400,546
YORK Intl                                     326,300         12,030,681
Total                                                        103,761,981

Paper & packaging (2.5%)
Abitibi-Consolidated                          588,800(c)       3,968,512
Intl Paper                                    298,700         12,402,024
MeadWestvaco                                  100,400          3,378,460
Rayonier                                       45,600          2,177,400
Weyerhaeuser                                   69,100          4,560,600
Total                                                         26,486,996

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Diversified Equity Income Fund

Issuer                                        Shares            Value(a)

Precious metals (0.1%)
Freeport-McMoRan
    Copper & Gold Cl B                         32,300         $1,263,899

Real estate investment trust (1.7%)
Crescent Real Estate Equities                 763,800         13,824,780
Starwood Hotels & Resorts
    Worldwide                                  83,200          4,350,528
Total                                                         18,175,308

Retail -- general (0.3%)
JC Penney                                      76,300          2,945,180

Utilities -- electric (0.2%)
FirstEnergy                                    23,800          1,005,074
Pinnacle West Capital                          22,400            990,080
Total                                                          1,995,154

Utilities -- natural gas (0.9%)
NiSource                                      447,800          9,757,562

Utilities -- telephone (7.9%)
AT&T                                          556,100         10,176,630
BellSouth                                     558,900         14,989,698
BT Group                                    2,666,140(c)       9,909,767
SBC Communications                            646,100         16,262,337
Sprint                                        284,600          6,491,726
Telefonos de Mexico
    ADR Cl L                                  333,600(c)      11,679,336
Verizon Communications                        349,500         14,409,885
Total                                                         83,919,379

Total common stocks
(Cost: $860,489,131)                                      $1,033,099,418

Preferred stocks (0.5%)
Issuer                                        Shares            Value(a)

Schering-Plough
  6.00% Cv                                     66,600         $3,326,071
Xerox
  6.25% Cv                                      6,410            878,811
  7.50% Cv                                      9,300(d)         783,525

Total preferred stocks
(Cost: $4,436,000)                                            $4,988,407

Short-term securities (3.4%)(f)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (2.5%)
Federal Natl Mtge Assn Disc Nts
  12-01-04                1.73%            $7,900,000         $7,899,620
  12-16-04                1.87              5,000,000          4,995,844
  12-23-04                2.02             12,800,000         12,783,482
Total                                                         25,678,946

Commercial paper (0.9%)
Falcon Asset Securitization
  12-03-04                1.99              5,000,000          4,999,171
  12-07-04                1.99              5,000,000          4,998,065
Total                                                          9,997,236

Total short-term securities
(Cost: $35,678,155)                                          $35,676,182

Total investments in securities
(Cost: $900,603,286)(g)                                   $1,073,764,007

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Nov. 30, 2004, the value of foreign securities represented 14.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Nov. 30, 2004, the value of these securities amounted to $783,525 or 0.1% of net assets.

(e)  At Nov. 30, 2004, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 0.7% of net assets. 2.7% of net assets is the Fund's cash equivalent position.

(g) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $900,603,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $181,354,000
     Unrealized depreciation                                       (8,193,000)
                                                                   ----------
     Net unrealized appreciation                                 $173,161,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
16 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Equity Select Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.2%)
Issuer                                        Shares            Value(a)

Banks and savings & loans (1.4%)
Investors Financial Services                   82,900         $3,634,336

Broker dealers (2.3%)
Legg Mason                                     87,800          5,982,692

Chemicals (1.4%)
Sigma-Aldrich                                  60,100          3,589,773

Computer hardware (1.5%)
Network Appliance                             125,000(b)       3,770,000

Computer software & services (20.9%)
Acxiom                                        170,000          4,299,300
Adobe Systems                                  47,950          2,903,852
Advent Software                                76,000(b)       1,520,760
BMC Software                                  262,700(b)       4,880,966
Dendrite Intl                                 280,200(b)       4,783,014
Digital River                                  74,250(b)       3,112,560
DST Systems                                    69,700(b)       3,397,875
Electronic Arts                                26,700(b)       1,305,630
Fair Isaac                                    118,200          3,921,876
Fiserv                                        116,000(b)       4,467,160
Juniper Networks                              174,800(b)       4,812,244
NAVTEQ                                         29,500(b)       1,272,925
Paychex                                       166,400          5,517,823
SunGard Data Systems                          157,500(b)       4,175,325
Symantec                                       50,600(b)       3,228,786
Total                                                         53,600,096

Electronics (6.5%)
Altera                                         81,700(b)       1,852,956
American Power Conversion                     167,200          3,534,608
Broadcom Cl A                                  44,100(b)       1,434,132
KLA-Tencor                                     28,700(b)       1,293,222
Maxim Integrated Products                      85,800          3,514,368
Microchip Technology                          127,400          3,590,132
Novellus Systems                               52,500(b)       1,414,350
Total                                                         16,633,768

Energy (7.4%)
Apache                                         77,600          4,195,056
EOG Resources                                  43,600          3,273,052
Murphy Oil                                     55,300          4,717,643
Newfield Exploration                           53,500(b)       3,362,475
Pogo Producing                                 70,500          3,560,250
Total                                                         19,108,476

Energy equipment & services (3.6%)
BJ Services                                    54,600          2,766,582
ENSCO Intl                                     84,500          2,645,695
Nabors Inds                                    50,100(b,c)     2,605,200
Noble                                          25,800(b)       1,250,010
Total                                                          9,267,487

Financial services (1.5%)
CapitalSource                                  55,400(b)       1,285,280
T Rowe Price Group                             42,050          2,487,678
Total                                                          3,772,958

Health care products (13.7%)
Biogen Idec                                   113,600(b)       6,666,048
Biomet                                        164,100          7,855,467
Diagnostic Products                           128,900          6,238,760
Gilead Sciences                                36,200(b)       1,247,452
Invitrogen                                     60,400(b)       3,654,200
Kinetic Concepts                               25,347(b)       1,607,507
MedImmune                                      89,600(b)       2,383,360
St. Jude Medical                               50,600(b)       1,929,884
Techne                                         98,000(b)       3,640,700
Total                                                         35,223,378

Health care services (4.5%)
Express Scripts                                31,900(b)       2,295,524
Health Management
  Associates Cl A                             181,700          4,013,753
Lincare Holdings                               82,300(b)       3,175,957
Omnicare                                       60,500          1,960,805
Total                                                         11,446,039

Industrial services (4.4%)
Cintas                                         69,100          3,090,152
Fastenal                                      132,500          8,103,700
Total                                                         11,193,852

Insurance (0.3%)
Axis Capital Holdings                          33,700(c)         878,222

Leisure time & entertainment (0.2%)
DreamWorks Animation
  SKG Cl A                                     12,400(b)         458,304

Lodging & gaming (0.2%)
GTECH Holdings                                 25,700            620,655

Media (4.2%)
Catalina Marketing                            156,100          4,386,410
Univision Communications
  Cl A                                        145,000(b)       4,364,500
Westwood One                                   88,200(b)       1,977,444
Total                                                         10,728,354

Multi-industry (5.8%)
Danaher                                       106,100          6,034,968
Martin Marietta Materials                      52,200          2,623,050
Robert Half Intl                              136,800          3,697,704
Strayer Education                              23,500          2,525,780
Total                                                         14,881,502

Restaurants (5.3%)
Brinker Intl                                   38,000(b)       1,296,940
CBRL Group                                     45,700          1,863,189
Cheesecake Factory                             71,300(b)       3,485,857
Starbucks                                     125,000(b)       7,032,500
Total                                                         13,678,486

Retail -- general (8.0%)
Build-A-Bear Workshop                          43,100(b)       1,266,278
Staples                                        84,500          2,696,395
Whole Foods Market                             99,400          9,022,538
Williams-Sonoma                               202,800(b)       7,424,508
Total                                                         20,409,719

Telecom equipment & services (0.9%)
Corning                                       112,900(b)       1,420,282
JDS Uniphase                                  306,000(b)         970,020
Total                                                          2,390,302

Textiles & apparel (1.1%)
Coach                                          58,100(b)       2,895,704

Total common stocks
(Cost: $197,107,261)                                        $244,164,103

Short-term securities (4.8%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (4.6%)
Federal Home Loan Mtge Corp Disc Nts
  12-27-04                1.88 %             $500,000           $499,296
  12-30-04                2.03                600,000            598,985
  01-04-05                2.01                500,000            499,025
  01-10-05                2.03              1,000,000            997,698
Federal Natl Mtge Assn Disc Nts
  12-07-04                1.84              1,300,000          1,299,535
  12-14-04                1.83                500,000            499,644
  12-15-04                1.77              1,000,000            999,263
  12-21-04                1.97                600,000            599,310
  12-23-04                2.02              1,400,000          1,398,193
  12-29-04                1.74                300,000            299,580
  01-11-05                2.16              2,900,000          2,892,726
  01-14-05                2.15              1,200,000          1,196,790
Total                                                         11,780,045

Commercial paper (0.2%)
Ranger Funding LLC
  01-10-05                2.24                500,000            498,730

Total short-term securities
(Cost: $12,279,299)                                          $12,278,775

Total investments in securities
(Cost: $209,386,560)(d)                                     $256,442,878

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Equity Select Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2004, the value of foreign securities represented 1.4% of net assets.

(d) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $209,387,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $50,708,000
     Unrealized depreciation                                       (3,652,000)
                                                                   ----------
     Net unrealized appreciation                                  $47,056,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
18 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Global Bond Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (91.0%)(c)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Australia (1.6%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75%               $70,000            $78,750
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00              5,940,000          4,953,497
Queensland Treasury
  (Australian Dollar)
   06-14-05               6.50              2,400,000          1,865,212
Telstra
  (U.S. Dollar)
   04-01-12               6.38                250,000            273,950
Total                                                          7,171,409

Austria (3.2%)
Oesterreich Kontrollbank
  (Japanese Yen)
   03-22-10               1.80            450,000,000          4,621,035
Republic of Austria
  (European Monetary Unit)
   01-15-10               5.50              6,620,000          9,787,335
Total                                                         14,408,370

Brazil (0.2%)
Federal Republic of Brazil
  (U.S. Dollar)
   04-15-14               8.00                824,458            826,519

Canada (2.4%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-12               7.25                 40,000(d)          40,000
Canada Housing Trust #1
  (Canadian Dollar)
   06-15-06               5.53              2,580,000          2,261,541
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10               4.90                195,000(d)         167,464
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                 45,000             47,925
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                 30,000             33,038
Govt of Canada
  (U.S. Dollar)
   11-05-08               5.25              1,000,000          1,054,881
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                100,000            104,500
Province of British Columbia
  (Canadian Dollar)
   08-23-10               6.38              5,050,000          4,747,486
Province of Ontario
  (Canadian Dollar)
   03-08-06               5.90              2,500,000          2,187,453
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-12               7.25                 15,000(d)          15,581
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                 50,000             50,500
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                135,000            147,825
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                100,000            108,500
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                 70,000             72,275
Total                                                         11,038,969

Denmark (0.6%)
Realkredit Danmark
  (Danish Krone)
   01-01-06               4.00             13,900,000          2,528,516

Finland (2.3%)
Republic of Finland
  (European Monetary Unit)
   07-04-07               5.00              7,445,000         10,501,724

France (2.0%)
Compagnie de Financement Foncier
  (European Monetary Unit)
   02-02-06               2.75              1,620,000          2,161,644
France Telecom
  (U.S. Dollar)
   03-01-06               7.95                550,000            579,871
Govt of France
  (European Monetary Unit)
   04-25-12               5.00              4,460,000          6,498,747
Total                                                          9,240,262

Germany (10.9%)
Allgemeine HypothekenBank Rheinboden
  (European Monetary Unit)
   09-02-09               5.00              1,410,000(d)       2,027,449
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13               1.40            229,000,000          2,232,604
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25              2,125,000          3,118,740
   07-04-13               3.75             11,190,000         15,001,042
   07-04-27               6.50              5,890,000         10,268,853
Bundesschatzanweisungen
  (European Monetary Unit)
   12-16-05               2.75              6,850,000          9,154,726
DePfa Deutsche Pfandbriefbank
  (European Monetary Unit)
   01-15-10               5.50              1,650,000          2,431,923
Deutsche Bank
  (European Monetary Unit)
   07-28-09               4.25                375,000            520,956
Rheinische Hypothekenbank
  (European Monetary Unit)
   07-05-10               5.75              1,680,000          2,514,674
Westfaelische HypotheKenbank
  (European Monetary Unit)
   04-24-06               4.75              1,860,000          2,551,889
Total                                                         49,822,856

Greece (4.0%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06               2.75              6,015,000          8,034,579
   04-19-07               4.65              3,760,000          5,242,891
   10-22-22               5.90              3,300,000          5,197,843
Total                                                         18,475,313

Italy (8.6%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   03-01-07               4.50              6,880,000          9,552,658
   10-15-07               5.00              6,770,000          9,586,475
   02-01-13               4.75              7,260,000         10,400,420
   11-01-26               7.25              2,755,191          5,116,061
Republic of Italy
  (Japanese Yen)
   03-27-08               3.80            400,000,000          4,330,065
Telecom Italia
  (European Monetary Unit)
   02-01-07               5.63                350,000            492,303
Total                                                         39,477,982

Japan (5.0%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12               1.40            464,000,000          4,604,988
Govt of Japan
  (Japanese Yen)
   03-20-09               0.70            389,000,000          3,812,457
   12-21-09               1.70            690,000,000          7,067,500
   03-22-10               1.70            210,000,000          2,151,442
   06-20-12               1.40            519,000,000          5,158,827
Total                                                         22,795,214

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Global Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Luxembourg (0.6%)
BCP Caylux Holdings Luxembourg
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63%               $25,000(d)         $28,063
Michelin Finance Luxembourg
  (European Monetary Unit)
   04-16-09               6.13                350,000            515,131
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00              2,495,000(d)       2,374,694
Total                                                          2,917,888

Malaysia (0.3%)
  Petronas Capital
  (U.S. Dollar)
   05-22-12               7.00              1,150,000(d)       1,305,907

Mexico (0.5%)
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                310,000            338,210
United Mexican States
  (Japanese Yen)
   06-06-06               6.75             48,000,000            510,429
  (U.S. Dollar)
   03-03-15               6.63              1,221,000          1,288,155
Total                                                          2,136,794

Netherlands (3.1%)
Bank Nederlandse Gemeenten
  (British Pound)
   08-06-07               7.38                870,000          1,767,770
Deutsche Telekom Intl Finance
  (European Monetary Unit)
   05-29-07               7.50                350,000            515,642
Govt of Netherlands
  (European Monetary Unit)
   07-15-12               5.00              6,820,000          9,952,386
ING Bank
  (European Monetary Unit) Sr Nts
   01-29-09               4.25                440,000            610,553
RWE Finance
  (European Monetary Unit)
   10-26-07               5.50                350,000            499,478
Vodafone Finance
  (European Monetary Unit)
   05-27-09               4.75                600,000            846,326
Total                                                         14,192,155

New Zealand (1.5%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06               8.00              6,930,000          5,129,002
   11-15-11               6.00              2,610,000          1,870,557
Total                                                          6,999,559

Norway (1.7%)
Eksportfinans
  (Japanese Yen)
   06-21-10               1.80            231,000,000          2,365,872
Govt of Norway
  (Norwegian Krone)
   05-16-11               6.00             28,600,000          5,311,265
Total                                                          7,677,137

Poland (1.1%)
Republic of Poland
  (Polish Zloty)
   02-12-06               8.50              8,700,000          2,811,336
   11-24-09               6.00              6,800,000          2,097,263
Total                                                          4,908,599

South Korea (0.1%)
Korea Development Bank
  (Japanese Yen)
   06-25-08               0.98             40,000,000            389,695

Spain (7.9%)
Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
   03-25-11               3.50              1,900,000          2,536,703
Govt of Spain
  (European Monetary Unit)
   10-31-07               4.25              7,080,000          9,835,048
   07-30-09               5.15              9,370,000         13,610,798
   01-31-10               4.00              7,340,000         10,172,113
Total                                                         36,154,662

Supra-National (2.1%)
European Investment Bank
  (British Pound)
   12-07-11               5.50              2,280,000          4,521,963
Inter-American Development Bank
  (Japanese Yen)
   07-08-09               1.90            491,000,000          5,067,560
Total                                                          9,589,523

Sweden (0.5%)
Govt of Sweden
  (Swedish Krona)
   04-20-06               3.50             14,050,000          2,122,448

United Kingdom (3.5%)
BT Group
  (U.S. Dollar)
   12-15-10               8.38                550,000            654,975
United Kingdom Treasury
  (British Pound)
   03-07-12               5.00              4,660,000          9,135,020
   09-07-14               5.00              3,190,000          6,288,729
Total                                                         16,078,724

United States (27.4%)
  Aesop Funding II LLC
  (U.S. Dollar) Series 2002-1A Cl A1
  (AMBAC)
   10-20-06               3.85                400,000(d,e)       402,902
Airgas
  (U.S. Dollar)
   10-01-11               9.13                 75,000             84,000
Allied Waste North America
  (U.S. Dollar) Series B
   04-01-08               8.88                 35,000             36,750
AmeriCredit Automobile Receivables Trust
  (U.S. Dollar) Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                600,000(e)         592,313
ASIF Global Financing XIX
  (U.S. Dollar)
   01-17-13               4.90              5,265,000(d)       5,287,481
AT&T Wireless Services
  (U.S. Dollar) Sr Nts
   03-01-11               7.88                300,000            350,873
Ball
  (U.S. Dollar)
   12-15-12               6.88                 95,000            102,600
Banc of America Commercial Mtge
  (U.S. Dollar) Series 2004-5 Cl A4
   11-10-41               4.94                600,000(f)         603,168
Bank of America
  (U.S. Dollar) Sr Nts
   02-01-07               5.25                725,000            751,586
  (U.S. Dollar) Sub Nts
   08-15-13               4.75                500,000            493,434
Bayerische Landesbank
  (U.S. Dollar) Sub Nts
   12-01-08               5.88                800,000            854,807
Bear Stearns Commercial Mtge Securities
  (U.S. Dollar) Series 2003-T10 Cl A1
   03-13-40               4.00                367,578(f)         362,729
  (U.S. Dollar) Series 2004-PWR5 Cl A5
   07-11-42               4.98                800,000(f)         797,984
  (U.S. Dollar) Series 2004-T16 Cl A3
   02-13-46               4.03                480,000(f)         472,375
Boise Cascade LLC
  (U.S. Dollar) Sr Sub Nts
   10-15-14               7.13                 55,000(d)          57,475
Boyd Gaming
  (U.S. Dollar) Sr Sub Nts
   12-15-12               7.75                 25,000             27,313
   04-15-14               6.75                 45,000             47,363
Caesars Entertainment
  (U.S. Dollar) Sr Sub Nts
   05-15-11               8.13                145,000            167,474
Cardinal Health
  (U.S. Dollar)
   06-15-15               4.00              1,300,000          1,139,929
Chesapeake Energy
  (U.S. Dollar) Sr Nts
   06-15-14               7.50                 40,000             44,200
   08-15-14               7.00                 60,000             64,800
   01-15-16               6.88                 15,000             15,825
Citigroup
  (European Monetary Unit) Sr Nts
   05-21-10               3.88              2,070,000          2,816,201

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Global Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

United States (cont.)
Clorox
  (U.S. Dollar)
   01-15-10               4.20%              $950,000(b,d)      $949,164
Comcast
  (U.S. Dollar)
   03-15-11               5.50              1,650,000          1,717,782
Comcast Cable Communication Holdings
  (U.S. Dollar)
   03-15-13               8.38                 48,000             58,156
Commercial Mtge Pass-Through Ctfs
  (U.S. Dollar) Series 2004-LB3A Cl A3
   07-10-37               5.09                875,000(f)         901,796
Compass Minerals Group
  (U.S. Dollar)
   08-15-11              10.00                 75,000             84,000
Cott Beverages
  (U.S. Dollar)
   12-15-11               8.00                 70,000             76,125
CS First Boston Mtge Securities
  (U.S. Dollar) Series 2004-C1 Cl A2
   01-15-37               3.52                150,000(f)         147,434
CSC Holdings
  (U.S. Dollar) Sr Nts
   12-15-07               7.88                 80,000             85,200
DaimlerChrysler NA Holding
  (European Monetary Unit)
   01-16-07               5.63                540,000            757,097
  (U.S. Dollar)
   11-15-13               6.50                250,000            266,658
Dex Media West LLC/Finance
  (U.S. Dollar) Sr Nts Series B
   08-15-10               8.50                 35,000             39,025
DIRECTV Holdings LLC/Finance
  (U.S. Dollar) Sr Nts
   03-15-13               8.38                 90,000            101,475
DPL
  (U.S. Dollar) Sr Nts
   09-01-11               6.88                100,000            108,750
DR Horton
  (U.S. Dollar) Sr Nts
   05-01-13               6.88                 75,000             81,000
   09-15-14               5.63                105,000            104,737
Echostar DBS
  (U.S. Dollar)
   10-01-14               6.63                 30,000(d)          30,375
  (U.S. Dollar) Sr Nts
   10-01-08               5.75                 60,000             60,825
El Paso Natural Gas
  (U.S. Dollar) Sr Nts Series A
   08-01-10               7.63                100,000            108,500
Emmis Operating
  (U.S. Dollar)
   05-15-12               6.88                 50,000             52,375
Encore Acquisition
  (U.S. Dollar) Sr Sub Nts
   04-15-14               6.25                120,000            122,400
Federal Home Loan Mtge Corp
  (U.S. Dollar)
   01-15-12               5.75              5,675,000          6,138,829
   09-01-17               6.50                286,792(f)         303,525
   05-01-18               4.50                805,628(f)         802,065
   10-01-18               5.00                887,859(f)         901,623
   04-01-33               6.00              1,234,427(f)       1,283,069
   08-01-33               6.50                194,362(f)         203,883
   11-01-33               5.00                983,075(f)         975,160
  (European Monetary Unit)
   01-15-06               5.25              1,380,000          1,892,346
Federal Natl Mtge Assn
  (U.S. Dollar)
   10-15-06               4.38              2,800,000          2,859,917
   01-01-09               5.74                645,290(f)         679,525
   01-01-13               4.92                312,476(f)         317,695
   02-01-13               4.87                806,743(f)         817,464
   10-01-13               5.11                296,049(f)         302,461
   02-01-17               5.50                335,964(f)         347,993
   04-01-17               6.50                622,711(f)         664,042
   07-01-17               6.00                234,424(f)         246,471
   08-01-17               6.00              1,032,913(f)       1,087,305
   09-01-17               6.00                692,823(f)         728,383
   08-01-18               4.50                435,708(f)         433,852
   11-01-18               5.50              2,169,000(f)       2,244,713
   12-01-18               5.00              2,969,134(f)       3,016,887
   02-01-19               5.00                724,422(f)         734,835
   07-01-23               5.00                743,813(f)         745,422
   12-01-28               6.00              1,225,028(f)       1,272,851
   12-01-31               6.50                527,374(f)         557,406
   05-01-32               7.50                417,207(f)         446,826
   06-01-32               7.00                337,782(f)         360,018
   08-01-32               6.50                678,211(f)         712,139
   08-01-32               6.50              1,460,281(b,f)     1,540,865
   11-01-32               7.50                647,520(f)         693,491
   03-01-33               5.50              1,247,211(f)       1,265,241
   03-01-33               6.00              1,395,984(f)       1,441,633
   04-01-33               6.00              2,572,149(f)       2,659,703
   06-01-33               5.50              2,450,606(f)       2,486,886
   09-01-33               5.50              1,946,121(f)       1,971,809
   10-01-33               5.50                868,582(f)         883,251
   10-01-33               6.50              3,586,070(f)       3,765,636
   11-01-33               6.50                952,365(f)       1,002,438
   08-01-34               7.00              1,887,129(f)       2,002,631
Ford Motor
  (U.S. Dollar)
   10-01-28               6.63                391,000            353,222
General Electric Capital
  (European Monetary Unit)
   06-20-07               5.13                375,000            527,782
Genworth Financial
  (Japanese Yen)
   06-20-11               1.60             80,000,000            773,517
Georgia Gulf
  (U.S. Dollar) Sr Nts
   12-15-13               7.13                100,000            106,500
Georgia-Pacific
  (U.S. Dollar) Sr Nts
   07-15-08               7.38                125,000            135,938
GMAC
  (U.S. Dollar)
   03-02-11               7.25                900,000            933,849
Goldman Sachs Group
  (U.S. Dollar)
   05-15-09               6.65                450,000            494,906
Govt Natl Mtge Assn
  (U.S. Dollar)
   10-15-33               5.50              1,038,672(f)       1,058,138
  (U.S. Dollar)
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00              1,371,895(f,g)       175,831
Grant Prideco Escrow
  (U.S. Dollar)
   12-15-09               9.00                 55,000             61,188
Graphic Packaging Intl
  (U.S. Dollar) Sr Nts
   08-15-11               8.50                 20,000             22,150
Greenwich Capital Commercial Funding
  (U.S. Dollar) Series 2004-GG1 Cl A4
   06-10-36               4.76                800,000(f)         814,494
Hilton Hotels
  (U.S. Dollar)
   12-01-12               7.63                100,000            116,000
Host Marriott LP
  (U.S. Dollar) Sr Nts
   08-15-12               7.00                 65,000(d)          68,575
Intl Paper
  (European Monetary Unit)
   08-11-06               5.38                350,000            484,190
IPALCO Enterprises
  (U.S. Dollar)
   11-14-08               8.38                140,000            157,500
Jefferson Smurfit
  (U.S. Dollar)
   10-01-12               8.25                 30,000             32,850
Joy Global
  (U.S. Dollar) Series B
   03-15-12               8.75                 35,000             39,550
JPMorgan Chase Commercial Mtge Securities
  (U.S. Dollar) Series 2004-C2 Cl A3
   05-15-41               5.39                600,000(f,h)       614,985
  (U.S. Dollar) Series 2004-CBX Cl A5
   01-12-37               4.65                700,000(f)         696,825
  (U.S. Dollar) Series 2004-CBX Cl A6
   01-12-37               4.90                900,000(f)         894,400
Key Energy Services
  (U.S. Dollar) Series C
   03-01-08               8.38                 65,000             68,087
L-3 Communications
  (U.S. Dollar)
   06-15-12               7.63                150,000            163,875

See accompanying notes to investments in securities.

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21 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Global Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

United States (cont.)
Lamar Media
  (U.S. Dollar)
   01-01-13               7.25%               $40,000            $43,200
LB-UBS Commercial Mtge Trust
  (U.S. Dollar) Series 2004-C6 Cl A2
   08-15-29               4.19              1,000,000(f)         996,340
  (U.S. Dollar) Series 2004-C7 Cl A2
   10-15-29               3.99                800,000(f)         791,352
  (U.S. Dollar) Series 2004-C8 Cl A2
   12-15-29               4.20              1,000,000(b,f)       997,930
  (U.S. Dollar) Series 2004-C8 Cl A6
   12-15-29               4.80              1,200,000(b,f)     1,187,766
Long Beach Auto Receivables Trust
  (U.S. Dollar) Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                600,000(b,e)       600,000
Lubrizol
  (U.S. Dollar) Sr Nts
   10-01-09               4.63                205,000            203,282
   10-01-14               5.50                205,000            202,230
MacDermid
  (U.S. Dollar)
   07-15-11               9.13                 20,000             22,100
Meritage Homes
  (U.S. Dollar)
   06-01-11               9.75                 35,000             38,938
Metris Master Trust
  (U.S. Dollar) Series 2004-2 Cl M
   10-20-10               2.44                275,000(h)         275,127
Metropolitan Edison
  (U.S. Dollar)
   03-15-13               4.95                760,000            748,439
MGM Mirage
  (U.S. Dollar)
   10-01-09               6.00                 25,000             25,594
  (U.S. Dollar) Sr Nts
   02-27-14               5.88                125,000            122,969
Mohegan Tribal Gaming Authority
  (U.S. Dollar) Sr Sub Nts
   04-01-12               8.00                 50,000             54,625
Morgan Stanley Group
  (European Monetary Unit)
   03-16-06               5.25              1,870,000          2,571,515
NeighborCare
  (U.S. Dollar) Sr Sub Nts
   11-15-13               6.88                 15,000             15,713
Newfield Exploration
  (U.S. Dollar) Sr Sub Nts
   08-15-12               8.38                170,000            191,250
Nextel Communications
  (U.S. Dollar) Sr Nts
   10-31-13               6.88                185,000            199,800
Nissan Auto Receivables Owner Trust
  (U.S. Dollar) Series 2003-A Cl A4
   07-15-08               2.61                200,000            198,072
Norcraft Companies LP/Finance
  (U.S. Dollar) Sr Sub Nts
   11-01-11               9.00                 20,000             21,750
Northwest Pipeline
  (U.S. Dollar)
   03-01-10               8.13                  5,000              5,581
NorthWestern Energy
  (U.S. Dollar)
   11-01-14               5.88                 10,000(d)          10,201
Owens-Illinois Glass Container
  (U.S. Dollar)
   05-15-11               7.75                 75,000             81,000
Peabody Energy
  (U.S. Dollar) Series B
   03-15-13               6.88                145,000            155,875
Plains Exploration & Production
  (U.S. Dollar) Sr Nts
   06-15-14               7.13                 50,000             55,000
Potomac Edison
  (U.S. Dollar) 1st Mtge
   11-15-14               5.35                 75,000(d)          74,062
Pride Intl
  (U.S. Dollar) Sr Nts
   07-15-14               7.38                 25,000(d)          27,688
Prudential Financial
  (U.S. Dollar)
   09-20-14               5.10              1,350,000          1,333,498
Qwest
  (U.S. Dollar)
   03-15-12               9.13                 55,000(d)          62,769
Schuler Homes
  (U.S. Dollar)
   07-15-09               9.38                 40,000             43,100
Silgan Holdings
  (U.S. Dollar) Sr Sub Nts
   11-15-13               6.75                 65,000             67,275
Southern Star Central
  (U.S. Dollar)
   08-01-10               8.50                 40,000             44,600
Sprint Capital
  (U.S. Dollar)
   11-15-28               6.88              1,100,000          1,168,853
Station Casinos
  (U.S. Dollar) Sr Nts
   04-01-12               6.00                 90,000             92,700
Susquehanna Media
  (U.S. Dollar) Sr Sub Nts
   04-15-13               7.38                115,000            122,475
Time Warner
  (U.S. Dollar)
   05-15-29               6.63              1,145,000          1,199,572
Toyota Motor Credit
  (Japanese Yen)
   06-09-08               0.75            203,000,000          1,998,290
Transcontinental Gas Pipe Line
  (U.S. Dollar) Series B
   08-15-11               7.00                100,000            111,000
Triad Hospitals
  (U.S. Dollar) Sr Nts
   05-15-12               7.00                100,000            105,500
U.S. Treasury (U.S. Dollar)
   11-15-09               3.50              4,730,000(i)       4,687,137
   08-15-14               4.25              4,948,000(i)       4,903,161
   11-15-14               4.25                115,000            114,012
   08-15-23               6.25              5,595,000(k)       6,419,825
   02-15-26               6.00              2,635,000(k)       2,952,539
   02-15-31               5.38                 55,000             57,888
US Bank NA Minnesota
  (U.S. Dollar)
   08-01-11               6.38                250,000            276,249
Verizon Pennsylvania
  (U.S. Dollar) Series A
   11-15-11               5.65              2,730,000          2,846,871
Wachovia
  (U.S. Dollar)
   08-15-08               3.50                200,000            197,474
Wachovia Bank Commercial Mtge Trust
  (U.S. Dollar) Series 2003-C8 Cl A2
   11-15-35               3.89                750,000(f)         743,675
Wachovia Bank NA
  (U.S. Dollar) Sub Nts
   11-01-14               4.80                365,000            357,649
Washington Mutual Bank FA
  (U.S. Dollar) Sub Nts
   06-15-11               6.88                375,000            419,390
   08-15-14               5.65              1,685,000          1,718,228
Wells Fargo Bank NA
  (U.S. Dollar) Sub Nts
   02-01-11               6.45              1,740,000          1,927,302
William Carter
  (U.S. Dollar) Series B
   08-15-11              10.88                 35,000             38,850
Total                                                        124,938,378

Total bonds
(Cost: $375,244,893)                                        $415,698,603

Short-term securities (10.6%)(j)
Issuer                 Effective              Amount          Value(a)
                         Yield              payable at
                                             maturity

U.S. government agency (7.7%)
Federal Natl Mtge Assn Disc Nts
  12-22-04                1.79%            $5,000,000         $4,994,538
  12-23-04                2.02             12,000,000         11,984,513
  12-29-04                1.74              5,000,000          4,992,993
  01-24-05                2.11             13,600,000         13,556,395
Total                                                         35,528,439

Commercial paper (2.9%)
Ranger Funding LLC
   12-01-04               2.07             13,100,000         13,099,247

Total short-term securities
(Cost: $48,627,716)                                          $48,627,686

Total investments in securities
(Cost: $423,872,609)(l)                                     $464,326,289

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Global Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,307,588.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $12,929,850 or 2.8% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   American Municipal Bond Association Corporation

     FSA    --   Financial Security Assurance

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2004.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(i)  At Nov. 30, 2004, security was partially or fully on loan.

(j) Cash collateral received from security lending activity is invested in short-term securities and represents 2.0% of net assets. 8.6% of net assets is the Fund's cash equivalent position.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                         Notional amount
     Sale contracts
     U.S. Treasury Notes, Dec. 2004, 10-year                       $1,300,000
     U.S. Treasury Notes, March 2005, 10-year                       8,400,000

(l) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $423,873,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $41,203,000
     Unrealized depreciation                                         (750,000)
                                                                     --------
     Net unrealized appreciation                                  $40,453,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
23 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Growth Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.9%)
Issuer                                        Shares            Value(a)

Aerospace & defense (1.8%)
Lockheed Martin                                82,100         $4,994,964

Banks and savings & loans (2.2%)
Commerce Bancorp                               36,900          2,305,143
Investors Financial Services                   63,700          2,792,608
US Bancorp                                     25,100            743,713
Total                                                          5,841,464

Beverages & tobacco (2.9%)
Altria Group                                   39,000          2,242,110
Coca-Cola                                      33,500          1,316,885
PepsiCo                                        84,017          4,193,288
Total                                                          7,752,283

Cable (10.9%)
Comcast Special Cl A                           46,000(b)       1,363,900
Cox Communications Cl A                        81,000(b)       2,808,270
NTL                                           317,954(b)      22,123,239
Telewest Global                               224,300(b,c)     3,283,752
Total                                                         29,579,161

Cellular telecommunications (11.0%)
China Unicom                                  718,000(c)         554,076
Nextel Communications Cl A                    470,400(b)      13,387,584
Telesystem Intl Wireless                      311,650(b,c)     3,608,907
Vodafone Group ADR                            248,900(c)       6,787,503
Western Wireless Cl A                         195,000(b)       5,265,000
Total                                                         29,603,070

Computer hardware (3.7%)
Cisco Systems                                 213,000(b)       3,985,230
Dell                                          131,200(b)       5,316,224
EMC                                            56,400(b)         756,888
Gateway                                        11,750(b)          80,018
Total                                                         10,138,360

Computer software & services (2.2%)
Affiliated Computer
    Services Cl A                              14,447(b)         854,973
Microsoft                                      92,150          2,470,542
Oracle                                        148,700(b)       1,882,542
Symantec                                        4,400(b)         280,764
VERITAS Software                               21,300(b)         466,470
Total                                                          5,955,291

Electronics (4.8%)
Analog Devices                                 31,200          1,152,840
Broadcom Cl A                                  31,000(b)       1,008,120
Intel                                         210,400          4,702,440
Linear Technology                              34,000          1,297,440
Micron Technology                              96,500(b)       1,069,220
Semtech                                        26,800(b)         548,596
Silicon Laboratories                           17,500(b)         527,450
Texas Instruments                              90,750          2,194,335
Xilinx                                         17,500            546,350
Total                                                         13,046,791

Energy (1.4%)
ChevronTexaco                                  32,100          1,752,660
ConocoPhillips                                 14,541          1,323,086
PetroKazakhstan Cl A                           19,500(c)         819,000
Total                                                          3,894,746

Energy equipment & services (3.6%)
Baker Hughes                                   13,000            576,290
BJ Services                                    11,600            587,772
Grant Prideco                                  12,900(b)         277,995
Halliburton                                    88,200          3,647,070
Schlumberger                                   24,774          1,625,918
Tidewater                                      17,800            603,954
Transocean                                     16,400(b)         660,428
Weatherford Intl                               33,800(b)       1,804,244
Total                                                          9,783,671

Finance companies (0.8%)
Citigroup                                      48,900          2,188,275

Financial services (3.3%)
Capital One Financial                          12,200            958,676
Countrywide Financial                          36,600          1,215,486
Fannie Mae                                     56,538          3,884,161
Freddie Mac                                    41,839          2,855,930
Total                                                          8,914,253

Food (0.9%)
HJ Heinz                                       26,400            981,024
Kellogg                                        33,200          1,450,840
Total                                                          2,431,864

Health care products (17.1%)
Amgen                                          18,400(b)       1,104,736
Baxter Intl                                    94,500          2,990,925
Biogen Idec                                    86,000(b)       5,046,480
Boston Scientific                              12,100(b)         421,201
Bristol-Myers Squibb                           90,600          2,129,100
Elan ADR                                       65,000(b,c)     1,716,000
Genentech                                      56,050(b)       2,704,413
GlaxoSmithKline ADR                            21,700(c)         923,118
Guidant                                         5,083            329,531
Johnson & Johnson                             121,100          7,304,751
Medco Health Solutions                        124,300(b)       4,688,596
Medtronic                                      21,500          1,033,075
Merck & Co                                     93,300          2,614,266
Novartis ADR                                   34,300(c)       1,648,115
OSI Pharmaceuticals                            29,400(b)       1,398,852
Pfizer                                        281,206          7,809,090
Schering-Plough                               112,200          2,002,770
Total                                                         45,865,019

Health care services (4.6%)
Aetna                                          20,400          2,417,604
Caremark Rx                                    23,100(b)         826,056
Fisher Scientific Intl                         28,050(b)       1,585,947
HCA                                            63,400          2,499,228
Healthsouth                                   416,500(b)       2,374,050
Hospira                                        29,100(b)         937,893
Lincare Holdings                                2,950(b)         113,841
Magellan Health Services                       25,600(b)         912,614
Tenet Healthcare                               73,000(b)         792,050
Total                                                         12,459,283

Household products (3.9%)
Colgate-Palmolive                              29,100          1,338,309
Gillette                                      123,500          5,371,015
Procter & Gamble                               71,820          3,840,934
Total                                                         10,550,258

Insurance (2.7%)
ACE                                            43,900(c)       1,774,438
Allstate                                       20,200          1,020,100
American Intl Group                            30,677          1,943,388
Chubb                                          21,300          1,623,273
Prudential Financial                           16,800            822,360
Total                                                          7,183,559

Leisure time & entertainment (0.5%)
Blockbuster Cl A                                1,923             16,307
Blockbuster Cl B                                1,923             15,269
Viacom Cl B                                    39,153          1,358,609
Total                                                          1,390,185

Media (1.0%)
Walt Disney                                    98,050          2,635,584

Metals (0.2%)
Apex Silver Mines                              13,500(b,c)       262,575
Royal Gold                                     18,900            334,908
Total                                                            597,483

Multi-industry (0.1%)
Tyco Intl                                      10,100(c)         343,097

Precious metals (2.9%)
Barrick Gold                                   27,100(c)         666,389
Coeur d'Alene Mines                           451,400(b)       2,071,926
Glamis Gold                                    14,800(b,c)       301,180
Newmont Mining                                 84,800          4,015,280
Stillwater Mining                              70,800(b)         839,688
Total                                                          7,894,463

Retail -- general (3.2%)
Dollar General                                 28,100            554,975
Home Depot                                     27,900          1,164,825
Target                                         28,500          1,459,770
Tiffany & Co                                   18,100            553,860
Wal-Mart Stores                                95,300          4,961,318
Total                                                          8,694,748

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Growth Fund

Issuer                                        Shares            Value(a)

Retail -- grocery (0.1%)
Safeway                                        12,300(b)        $237,144

Telecom equipment & services (6.6%)
CIENA                                         196,700(b)         501,585
Hutchison Telecommunications
    Intl ADR                                  141,300(b,c)     1,713,969
Leap Wireless Intl                              9,150(b)         232,410
Motorola                                      239,860          4,619,704
MTN Group                                     137,500(c)         957,653
Nextel Partners Cl A                          231,150(b)       4,181,504
Nokia ADR                                     353,700(c)       5,719,328
Total                                                         17,926,153

Utilities -- telephone (0.5%)
Citizens Communications                        42,700            610,610
Indonesian Satellite ADR                       21,390(c)         681,058
Total                                                          1,291,668

Total common stocks
(Cost: $231,842,039)                                        $251,192,837

Option purchased (0.3%)
Issuer            Contracts      Exercise    Expiration         Value(a)
                                  price         date
Put
S&P 500 Index        460          $1,075      June 2005         $782,000

Total option purchased
(Cost: $1,320,956)                                              $782,000

Short-term securities (5.2%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (4.0%)
Federal Home Loan Mtge Corp Disc Nt
   01-04-05               2.01%            $2,600,000         $2,594,928
Federal Natl Mtge Assn Disc Nts
   12-14-04               1.83                500,000            499,644
   01-05-05               2.00              5,200,000          5,189,619
   01-11-05               2.16              2,600,000          2,593,478
Total                                                         10,877,669

Commercial paper (1.2%)
Delaware Funding LLC
   12-22-04               2.10              1,700,000          1,697,818
Preferred Receivables Funding
   12-20-04               2.10              1,000,000            998,833
Ranger Funding
   12-15-04               2.05                500,000            499,573
Total                                                          3,196,224

Total short-term securities
(Cost: $14,074,658)                                          $14,073,893

Total investments in securities
(Cost: $247,237,653)(d)                                     $266,048,730

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2004, the value of foreign securities represented 11.7% of net assets.

(d) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $247,238,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $25,757,000
     Unrealized depreciation                                       (6,946,000)
                                                                   ----------
     Net unrealized appreciation                                  $18,811,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
25 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - High Yield Bond Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (93.5%)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Aerospace & defense (1.4%)
L-3 Communications
   06-15-12               7.63%            $6,175,000         $6,746,188
   07-15-13               6.13              6,425,000          6,617,750
Standard Aero Holdings
  Sr Sub Nts
   09-01-14               8.25              3,550,000(d)       3,798,500
Total                                                         17,162,438

Automotive & related (2.0%)
Advanced Accessory Systems LLC
  Sr Nts
   06-15-11              10.75              4,015,000          3,814,250
ArvinMeritor
   02-15-09               6.80              5,785,000          5,944,088
Tenneco Automotive
  Series B
   07-15-13              10.25              3,775,000          4,445,063
  Sr Sub Nts
   11-15-14               8.63              3,790,000(d)       3,941,600
TRW Automotive
  Sr Nts
   02-15-13               9.38              5,130,000          5,976,449
Total                                                         24,121,450

Broker dealers (0.6%)
LaBranche & Co
  Sr Nts
   05-15-09               9.50                700,000            713,125
   05-15-12              11.00              5,700,000          6,099,000
Total                                                          6,812,125

Building materials & construction (0.5%)
Associated Materials
   04-15-12               9.75              2,705,000          3,097,225
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00              2,840,000          3,088,500
Total                                                          6,185,725

Cable (8.3%)
Cablevision Systems
  Sr Nts
   04-01-09               6.67              2,310,000(d,k)     2,413,950
   04-15-12               8.00              5,380,000(d)       5,729,700
CCO Holdings LLC/Capital
  Sr Nts
   11-15-13               8.75              7,135,000(k)       7,331,213
Charter Communications Holdings LLC/Capital
  Sr Disc Nts
   04-01-11               9.92              3,260,000          2,681,350
  Sr Disc Nts (Zero coupon through 01-15-07,
  thereafter 12.13%)
   01-15-12              15.59              6,470,000(f)       3,979,050
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00%             8,080,000(d)       8,362,799
CSC Holdings
  Sr Nts
   07-15-08               7.25              4,375,000          4,593,750
   04-15-12               6.75              2,930,000(d)       3,003,250
  Sr Sub Deb
   05-15-16              10.50              3,845,000          4,354,463
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38             10,220,000         11,523,049
Echostar DBS
   10-01-14               6.63              6,190,000(d)       6,267,375
  Sr Nts
   10-01-11               6.38              4,045,000          4,136,013
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63              5,850,000(c,d)     6,727,500
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13               9.50              2,810,000          3,105,050
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50              4,260,000          4,164,150
NTL Cable
  (U.S. Dollar) Sr Nts
   04-15-14               8.75              4,080,000(c,d)     4,569,600
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75              5,200,000(d)       5,499,000
  Sr Sub Deb
   09-01-14              10.38              3,250,000(d)       3,445,000
Rogers Cable
  (U.S. Dollar)
   06-15-13               6.25              1,845,000(c)       1,840,388
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88              7,570,000(c)       7,816,024
Total                                                        101,542,674

Cellular telecommunications (7.8%)
AirGate PCS
   10-15-11               5.85              2,020,000(d,k)     2,065,450
Alamosa Delaware
   07-31-10              11.00              6,100,000          7,121,749
  Sr Nts
   01-31-12               8.50              4,220,000          4,536,500
American Tower
   12-01-11               7.25              4,430,000          4,651,500
  Sr Nts
   10-15-12               7.13              5,035,000(d)       5,097,938
Crown Castle Intl
  Sr Nts
   08-01-11               9.38              5,170,000          5,790,400
   12-01-13               7.50              4,420,000          4,740,450
Dobson Cellular Systems
   11-01-11               6.96              2,260,000(d,k)     2,310,850
   11-01-11               8.38              2,260,000(d)       2,316,500
   11-01-12               9.88              4,890,000(d)       4,792,200
Horizon PCS
  Sr Nts
   07-15-12              11.38              4,250,000(d)       4,653,750
Nextel Communications
  Sr Nts
   10-31-13               6.88              5,250,000          5,670,000
   03-15-14               5.95              2,090,000          2,126,575
   08-01-15               7.38              8,685,000          9,553,499
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-10               5.53              1,605,000(c,d,k)   1,661,175
   12-15-12               7.25              2,880,000(c,d)     2,991,600
   03-01-14               6.38              4,925,000(c)       4,801,875
  (U.S. Dollar) Sr Sub Nts
   12-15-12               8.00              3,485,000(c,d)     3,615,688
Rural Cellular
   03-15-12               8.25              4,320,000          4,525,200
SBA Telecommunications
  Sr Disc Nts (Zero coupon through 12-15-07,
  thereafter 9.75%)
   12-15-11               9.56              8,330,000(f)       6,934,725
US Unwired
  Series B
   06-15-12              10.00              3,800,000          4,189,500
Total                                                         94,147,124

Chemicals (4.1%)
Airgas
  Sr Sub Nts
   07-15-14               6.25              2,480,000          2,498,600
BCP Caylux Holdings Luxembourg
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63              9,055,000(c,d)    10,164,237
Crystal US Holdings 3 LLC/Sub 3
  Sr Disc Nts (Zero coupon through 10-1-09,
  thereafter 10.50%)
   10-01-14              10.52              7,930,000(d,f)     5,352,750
Equistar Chemicals LP/Funding
   09-01-08              10.13              3,385,000          3,884,288
  Sr Nts
   05-01-11              10.63              3,875,000          4,475,625
Georgia Gulf
  Sr Nts
   12-15-13               7.13              3,505,000          3,732,825

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - High Yield Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Chemicals (cont.)
Huntsman Intl LLC
   03-01-09               9.88%            $1,065,000         $1,163,513
Huntsman LLC
   07-15-12              11.50              1,485,000(d)       1,748,588
INVISTA
  (U.S. Dollar)
   05-01-12               9.25              8,135,000(c,d)     9,029,849
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10              10.25              4,560,000(c)       5,061,600
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11              10.63              1,515,000          1,723,313
  Sub Nts
   11-15-14               7.50              1,220,000(d)       1,250,500
Total                                                         50,085,688

Electronics (0.2%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00              1,750,000          1,837,500

Energy (2.6%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50                800,000            880,000
   06-15-14               7.50              3,620,000          4,000,100
   08-15-14               7.00              5,170,000          5,583,600
   01-15-16               6.88              1,760,000          1,856,800
Encore Acquisition
   06-15-12               8.38              2,200,000          2,431,000
  Sr Sub Nts
   04-15-14               6.25              1,800,000          1,836,000
Hilcorp Energy I LP/Finance
  Sr Nts
   09-01-10              10.50              5,910,000(d)       6,737,400
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38              4,163,000          4,683,375
   09-01-14               6.63              2,970,000(d)       3,185,325
Total                                                         31,193,600

Energy equipment & services (1.8%)
CHC Helicopter
  (U.S. Dollar) Sr Sub Nts
   05-01-14               7.38                715,000(c)         754,325
Grant Prideco
  Series B
   12-01-07               9.63              4,650,000          5,231,250
Grant Prideco Escrow
   12-15-09               9.00              1,795,000          1,996,938
Key Energy Services
  Series C
   03-01-08               8.38              1,835,000          1,922,163
  Sr Nts
   05-01-13               6.38              4,415,000          4,470,188
Offshore Logistics
   06-15-13               6.13              2,335,000          2,393,375
Pacific Energy Partners LP/Finance
  Sr Nts
   06-15-14               7.13              4,935,000          5,305,124
Total                                                         22,073,363

Environmental services (0.5%)
Clean Harbors
   07-15-12              11.25              2,765,000(d)       3,082,975
Waste Services
  Sr Sub Nts
   04-15-14               9.50              3,450,000(d)       3,415,500
Total                                                          6,498,475

Financial services (1.3%)
Elan Finance
  (U.S. Dollar) Sr Nts
   11-15-11               7.75              3,745,000(c,d)     3,988,425
Metris Companies
   07-15-06              10.13              5,523,000          5,647,268
   05-06-07              10.86              5,416,667          5,687,500
Total                                                         15,323,193

Food (1.9%)
ASG Consolidated LLC/Finance
  Sr Disc Nts (Zero coupon through 11-1-08,
  thereafter 11.50%)
   11-01-11              11.56              6,325,000(d,f)     4,032,188
B&G Foods Holdings
  Sr Nts
   10-01-11               8.00              1,955,000          2,052,750
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75             11,645,000(c)      13,100,625
Del Monte
  Series B
   05-15-11               9.25              2,930,000          3,208,350
Total                                                         22,393,913

Furniture & appliances (0.7%)
Norcraft Holdings/Capital
  Sr Disc Nts (Zero coupon through 09-01-08,
  thereafter 9.75%)
   09-01-12               9.52              6,090,000(d,f)     4,521,825
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25              1,360,000          1,438,200
Simmons Bedding
  Sr Sub Nts
   01-15-14               7.88              2,130,000          2,215,200
Total                                                          8,175,225

Health care products (0.6%)
AAC Group Holding
  Sr Disc Nts (Zero coupon through 10-1-08,
  thereafter 10.25%)
   10-01-12              10.07              4,275,000(d,f)     2,885,625
Valeant Pharmaceuticals Intl
  Sr Nts
   12-15-11               7.00              2,140,000          2,204,200
VWR Intl
  Sr Nts
   04-15-12               6.88              1,785,000(d)       1,856,400
Total                                                          6,946,225

Health care services (5.7%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00              2,195,000          2,200,488
Cardinal Health
   06-15-15               4.00              3,600,000          3,156,728
Concentra Operating
   06-01-12               9.13              2,120,000(d)       2,406,200
HCA
   12-01-09               5.50              3,410,000          3,393,625
   01-15-15               6.38              5,370,000          5,321,181
  Sr Nts
   03-15-14               5.75              5,000,000          4,788,065
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75              6,250,000(d)       6,765,625
MedCath Holding
  Sr Nts
   07-15-12               9.88              4,860,000(d)       5,297,400
NeighborCare
  Sr Sub Nts
   11-15-13               6.88              2,925,000          3,063,938
Service Corp Intl
  Sr Nts
   04-01-16               6.75              2,785,000          2,924,250
Tenet Healthcare
  Sr Nts
   07-01-14               9.88              3,355,000(d)       3,606,625
Triad Hospitals
  Sr Nts
   05-15-12               7.00              8,455,000          8,920,024
US Oncology
  Sr Nts
   08-15-12               9.00              2,110,000(d)       2,342,100
  Sr Sub Nts
   08-15-14              10.75              3,455,000(d)       3,947,338
Vanguard Health Holding I LLC
  Sr Disc Nts (Zero coupon through 10-1-09,
  thereafter 11.25%)
   10-01-15              11.14              6,260,000(d,f)     3,912,500
Vanguard Health Holding II LLC
  Sr Sub Nts
   10-01-14               9.00              6,650,000(d)       7,065,625
Total                                                         69,111,712

Home building (2.0%)
KB HOME
  Sr Nts
   02-01-14               5.75              3,180,000          3,124,350
Meritage Homes
   06-01-11               9.75              4,420,000          4,917,250

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - High Yield Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Home building (cont.)
Schuler Homes
   07-15-11              10.50%            $3,680,000         $4,195,200
Standard Pacific
  Sr Sub Nts
   04-15-12               9.25              1,250,000          1,459,375
WCI Communities
   02-15-11              10.63              4,805,000          5,369,588
  Sr Sub Nts
   10-01-13               7.88              2,580,000          2,734,800
William Lyon Homes
  Sr Nts
   02-15-14               7.50              2,930,000          2,827,450
Total                                                         24,628,013

Household products (1.1%)
Amscan Holdings
  Sr Sub Nts
   05-01-14               8.75              1,605,000          1,609,013
Jostens Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13              10.08              2,950,000(f)       2,094,500
Jostens IH
   10-01-12               7.63              3,515,000(d)       3,690,750
Seminis
  Sr Sub Nts
   10-01-13              10.25              5,340,000          6,034,200
Total                                                         13,428,463

Industrial services (2.4%)
Allied Waste North America
   11-15-10               6.50              2,275,000          2,195,375
   09-01-12               9.25              2,855,000          3,047,713
   02-15-14               6.13              4,165,000          3,842,213
  Sr Nts Series B
   04-15-14               7.38              6,245,000          5,823,463
Da-Lite Screen
  Sr Nts
   05-15-11               9.50              2,880,000          3,096,000
Interline Brands
  Sr Sub Nts
   05-15-11              11.50              5,660,000          6,310,899
Natl Waterworks
  Series B
   12-01-12              10.50              4,090,000          4,591,025
Total                                                         28,906,688

Industrial transportation (1.3%)
Interpool
   08-01-07               7.20              2,870,000          2,891,525
   08-01-07               7.35              5,785,000          5,871,775
Quality Distribution LLC/QD Capital
   11-15-10               9.00              7,135,000(d)       7,126,081
Total                                                         15,889,381

Leisure time & entertainment (2.6%)
Blockbuster
  Sr Sub Nts
   09-01-12               9.00              7,590,000(d)       7,646,925
LCE Acquisition
   08-01-14               9.00              6,820,000(d)       7,331,500
Remington Arms
   02-01-11              10.50              2,175,000          2,022,750
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75              5,925,000          6,302,719
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75              7,445,000          7,724,187
Total                                                         31,028,081

Lodging & gaming (4.6%)
Boyd Gaming
  Sr Sub Nts
   04-15-14               6.75              5,520,000          5,809,800
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13              8,060,000          9,309,300
MGM Mirage
  Sr Nts
   02-27-14               5.88             12,595,000         12,390,330
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12               8.00              5,277,000          5,765,123
   08-15-14               7.13              2,950,000(d)       3,119,625
Premier Entertainment Biloxi LLC/Finance
  1st Mtge
   02-01-12              10.75              1,680,000          1,814,400
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75              5,105,000          5,641,025
Seneca Gaming
  Sr Nts
   05-01-12               7.25              2,065,000          2,178,575
Starwood Hotels & Resorts Worldwide
   05-01-12               7.88              2,220,000          2,541,900
Station Casinos
  Sr Nts
   04-01-12               6.00              4,105,000          4,228,150
Wynn Las Vegas LLC/Capital
  1st Mtge
   12-01-14               6.63              3,055,000(d,j)     3,001,538
Total                                                         55,799,766

Machinery (1.2%)
Columbus McKinnon
   08-01-10              10.00              2,225,000          2,469,750
Joy Global
  Series B
   03-15-12               8.75              2,400,000          2,712,000
Kinetek
  Sr Nts Series D
   11-15-06              10.75              3,887,000          3,799,543
Mueller Group
  Sr Sub Nts
   05-01-12              10.00              4,510,000          4,893,350
Sensus Metering Systems
  Sr Sub Nts
   12-15-13               8.63                840,000            865,200
Total                                                         14,739,843

Media (5.5%)
American Media Operation
   01-15-11               8.88              2,995,000          3,189,675
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63              3,410,000(c)       3,691,325
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75              6,925,000(c)       7,626,156
Dex Media
   11-15-13               8.00              4,695,000          5,029,519
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13              10.11              3,200,000(f)       2,456,000
Dex Media West/Finance
  Sr Sub Nts Series B
   08-15-13               9.88              4,595,000          5,307,225
Emmis Operating
   05-15-12               6.88              6,690,000          7,007,775
Hollinger
  (U.S. Dollar)
   03-01-11              12.88              1,101,000(c,d)     1,200,090
Lamar Media
   01-01-13               7.25              5,015,000          5,416,200
LIN TV
  Sr Sub Nts
   05-15-13               6.50              5,415,000          5,550,375
Medianews Group
  Sr Sub Nts
   04-01-14               6.38              3,200,000          3,168,000
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13              3,705,000(c)       4,260,750
Radio One
  Series B
   07-01-11               8.88              3,245,000          3,537,050
Sun Media
  (U.S. Dollar)
   02-15-13               7.63              3,830,000(c)       4,155,550
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38              1,295,000          1,379,175
United Artists Theatre
   07-01-15               9.30              2,461,893          2,511,131
   07-01-15               9.30                798,273            814,239
Total                                                         66,300,235

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - High Yield Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Metals (1.9%)
California Steel Inds
  Sr Nts
   03-15-14               6.13%            $3,880,000         $3,880,000
Earle M Jorgensen
   06-01-12               9.75              4,390,000          4,938,750
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50              4,450,000          4,717,000
Ispat Inland ULC
  (U.S. Dollar)
   04-01-14               9.75              5,170,000(c)       6,242,775
United States Steel
  Sr Nts
   05-15-10               9.75              2,834,000          3,259,100
Total                                                         23,037,625

Miscellaneous (2.3%)
Alderwoods Group
  Sr Nts
   09-15-12               7.75              3,980,000(d)       4,248,650
Corrections Corp of America
  Sr Nts
   05-01-11               7.50              3,470,000          3,704,225
NationsRent
   10-15-10               9.50              6,570,000          7,358,400
United Rentals North America
   02-15-12               6.50              5,425,000          5,316,500
  Sr Sub Nts
   02-15-14               7.00              5,305,000          4,920,388
Worldspan LP/WS Financing
  Sr Nts
   06-15-11               9.63              2,315,000          2,210,825
Total                                                         27,758,988

Multi-industry (0.6%)
Altra Industrial Motion
   12-01-11               9.00              1,340,000(d)       1,360,100
SPX
  Sr Nts
   01-01-13               7.50              5,400,000          5,818,500
Total                                                          7,178,600

Paper & packaging (7.7%)
Abitibi-Consolidated
  (U.S. Dollar)
   06-20-08               5.25              3,090,000(c)       3,020,475
   06-20-13               6.00              2,235,000(c)       2,089,725
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-10               5.67              3,355,000(c,d,k)   3,371,775
   10-01-12               7.25              3,435,000(c,d)     3,435,000
   03-15-14               6.75              2,950,000(c)       2,802,500
American Color Graphics
   06-15-10              10.00              1,920,000          1,651,200
Boise Cascade LLC
  Sr Nts
   10-15-12               5.01              1,680,000(d,k)     1,722,000
  Sr Sub Nts
   10-15-14               7.13              2,260,000(d)       2,361,700
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25              6,020,000(c)       6,411,299
Consolidated Container LLC
  Sr Disc Nts
  (Zero coupon through 6-15-07,
  thereafter 10.75%)
   06-15-09               9.60                725,000(f)         609,000
Crown European Holdings
  (U.S. Dollar)
   03-01-11               9.50              6,305,000(c)       7,140,412
   03-01-13              10.88              2,825,000(c)       3,340,563
Crown Paper
  Sr Sub Nts
   09-01-05              11.00              4,785,000(b,h,i)          --
Georgia-Pacific
   02-01-10               8.88              1,490,000          1,739,575
   02-01-13               9.38              4,495,000          5,236,675
   06-15-15               7.70              1,860,000          2,120,400
Graham Packaging
  Sr Nts
   10-15-12               8.50              4,255,000(d)       4,425,200
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50              3,254,000          3,603,805
  Sr Sub Nts
   08-15-13               9.50                590,000            672,600
Jefferson Smurfit
   10-01-12               8.25              3,820,000          4,182,900
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63              3,745,000(c)       4,269,300
  (U.S. Dollar) Sub Nts Pay-in-kind
   10-01-13              15.50              2,267,400(c,d,g)   2,652,858
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75              4,596,000(c)       4,802,820
Owens-Illinois Glass Container
   02-15-09               8.88              1,745,000          1,884,600
   05-15-11               7.75              1,985,000          2,143,800
   11-15-12               8.75              3,470,000          3,869,050
   05-15-13               8.25              4,460,000          4,850,250
  Sr Nts
   12-01-14               6.75              2,565,000(d,j)     2,571,413
Pliant
  (Zero coupon through 12-15-06,
  thereafter 11.13%)
   06-15-09               9.26              3,550,000(f)       3,195,000
Stone Container
  Sr Nts
   07-01-12               8.38              2,260,000          2,474,700
Total                                                         92,650,595

Real estate (0.3%)
Host Marriott LP
  Sr Nts
   08-15-12               7.00              3,945,000(d)       4,161,975

Retail -- drugstores (1.2%)
Duane Reade
  Sr Sub Nts
   08-01-11               9.75              3,700,000(d)       3,459,500
Jean Coutu Group PJC
  (U.S. Dollar) Sr Sub Nts
   08-01-14               8.50              5,450,000(c,d)     5,531,750
Rite Aid
   12-15-08               6.13              5,455,000(d)       5,127,700
Total                                                         14,118,950

Retail -- general (1.4%)
Flooring America
  Series B
   10-15-07               9.25              1,109,000(b,h,i)          --
General Nutrition Centers
  Sr Sub Nts
   12-01-10               8.50              5,635,000          5,627,956
Lazydays RV Center
  Sr Nts
   05-15-12              11.75              1,575,000(d)       1,732,500
Levi Strauss
  Sr Nts
   12-15-12              12.25              7,610,000          8,028,550
United Auto Group
   03-15-12               9.63              1,920,000          2,145,600
Total                                                         17,534,606

Telecom equipment & services (6.2%)
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14               8.13              5,840,000          5,956,800
Cincinnati Bell
   07-15-13               7.25              6,710,000          6,877,749
  Sr Sub Nts
   01-15-14               8.38              3,720,000          3,710,700
Fairpoint Communications
  Sr Sub Nts
   05-01-10              12.50              3,625,000          3,896,875
  Sr Sub Nts Series B
   05-01-08               9.50              4,460,000          4,326,200
GCI
  Sr Nts
   02-15-14               7.25              5,885,000          5,885,000
   02-15-14               7.25              3,365,000(d,j)     3,365,000
Inmarsat Finance II
  (U.S. Dollar)
  (Zero coupon through 11-15-08,
  thereafter 10.38%)
   11-15-12              10.34              3,920,000(c,d,f)   2,704,800
MCI
  Sr Nts
   05-01-09               6.69              3,200,000          3,224,000
New Skies Satellites
  (U.S. Dollar) Sr Nts
   11-01-11               7.44              4,605,000(c,d,k)   4,720,125
PanAmSat
   08-15-14               9.00              7,750,000(d)       8,331,249

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - High Yield Bond Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Telecom equipment & services (cont.)
Qwest Capital Funding
   02-15-11               7.25%            $4,500,000         $4,286,250
Qwest Communications Intl
  Sr Nts
   02-15-09               5.79              2,155,000(d,k)     2,149,613
Qwest Services
  12-15-10               14.00              5,713,000(d)       6,769,905
Ubiquitel Operating
  Sr Nts
   03-01-11               9.88              1,510,000(d)       1,657,225
   03-01-11               9.88              4,005,000          4,395,488
WDAC Subsidiary
   12-01-14               8.38              3,075,000(d,j)     3,075,000
Total                                                         75,331,979

Utilities -- electric (4.6%)
Aquila
  Sr Nts
   11-15-09               7.63              5,935,000          6,202,075
   02-01-11               9.95              3,145,000          3,569,575
CMS Energy
  Sr Nts
   08-01-10               7.75              4,905,000          5,358,713
DPL
  Sr Nts
   09-01-11               6.88              3,735,000          4,061,813
IPALCO Enterprises
   11-14-08               8.38              5,720,000          6,435,000
   11-14-11               8.63              5,295,000          5,930,400
Midwest Generation LLC
   05-01-34               8.75              8,970,000         10,169,737
NorthWestern Energy
   11-01-14               5.88              2,605,000(d)       2,657,381
NRG Energy
   12-15-13               8.00              7,875,000(d)       8,682,187
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75              2,530,000(c)       2,656,500
Total                                                         55,723,381

Utilities -- natural gas (3.9%)
ANR Pipeline
   03-15-10               8.88              6,315,000          7,120,162
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63              4,950,000          5,370,750
El Paso Production Holding
   06-01-13               7.75              5,975,000          6,228,938
Southern Natural Gas
   03-15-10               8.88              5,700,000          6,426,750
Southern Star Central
   08-01-10               8.50              4,500,000          5,017,500
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00              4,330,000          4,806,300
  Sr Nts Series B
   07-15-12               8.88              3,080,000          3,796,100
Williams Companies
   09-01-11               7.13              4,645,000          5,121,113
   03-15-12               8.13              2,630,000          3,037,650
Total                                                         46,925,263

Utilities -- telephone (0.8%)
AT&T
  Sr Nts
   11-15-11               9.05              3,630,000          4,138,200
Citizens Communications
  Sr Nts
   01-15-13               6.25              5,525,000          5,490,469
Total                                                          9,628,669

Variable rate senior loan interests (1.9%)
Qwest
  Term Loan B
   06-30-10               6.95             18,620,000         18,992,400
Waste Services
  Term Loan B
   03-31-11               5.28              4,540,000          4,534,325
Total                                                         23,526,725

Total bonds
(Cost: $1,081,955,312)                                    $1,131,908,256

Common stocks (--%)
Issuer                                        Shares            Value(a)

Link Energy LLC                               494,265            $29,656
Orius                                          21,403(b,h,i)          --
PFB Telecom Cl B                              204,171(b,h,i)          --

Total common stocks
(Cost: $13,888,138)                                              $29,656

Preferred stocks & other (1.0%)
Issuer                                        Shares            Value(a)

Dobson Communications
  13.00%                                            1               $324
GNC
  12.00% Pay-in-kind Series A                   1,155(g)       1,195,425
Orius Tranche Series A
  Warrants                                     23,715(b,h,i)          --
Orius Tranche Series B
  Warrants                                     24,963(b,h,i)          --
Orius Tranche Series C
  Warrants                                     55,474(b,h,i)          --
Pegasus Satellite
  12.75% Cm Pay-in-kind
  Series B                                         -- (b,g)            5
SGW Holding
  12.50% Cm Pay-in-kind
    Series B                                   20,650(b,g,h,i)        --
  Cv Series A                                   9,677(b,h,i)          --
  Warrants                                        250(b,h,i)          --
Varde Fund V LP                             5,000,000(b,e,h)   8,484,000
Wayland Investment LLC                      6,000,000(b,e,h)   2,294,820

Total preferred stocks & other
(Cost: $11,426,040)                                          $11,974,574

Short-term securities (3.9%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (3.5%)
Federal Home Loan Mtge Corp Disc Nt
   01-04-05               2.01%           $15,000,000        $14,970,738
Federal Natl Mtge Assn Disc Nts
   12-07-04               1.84             10,000,000          9,996,422
   12-14-04               1.83              6,800,000          6,795,162
   12-29-04               1.74             10,000,000          9,985,986
Total                                                         41,748,308

Commercial paper (0.4%)
Falcon Asset Securitization
   12-03-04               1.99              5,000,000          4,999,171

Total short-term securities
(Cost: $46,749,096)                                          $46,747,479

Total investments in securities
(Cost: $1,154,018,586)(l)                                 $1,190,659,965

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - High Yield Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Nov. 30, 2004, the value of foreign securities represented 13.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $303,249,540 or 25.1% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Nov. 30, 2004, is as follows:

     Security                                  Acquisition                Cost
                                                  dates
     Crown Paper
        11.00% Sr Sub Nts 2005           12-22-98 thru 03-14-00     $3,902,510
     Flooring America
        9.25% Series B 2007              10-09-97 thru 12-18-97      1,236,852
     Orius
        Common                           02-04-00 thru 05-07-01      3,414,775
     Orius Tranche Series A
        Warrants                                04-22-04                    --
     Orius Tranche Series B
        Warrants                                04-22-04                    --
     Orius Tranche Series C
        Warrants                                04-22-04                    --
     PFB Telecom Cl B
        Common                           12-12-97 thru 11-13-00      6,560,000
     SGW Holding
        12.50% Cm Pay-in-kind Series B   08-12-97 thru 04-15-03        271,392
        Cv Series A                             08-12-97               100,002
        Warrants                                08-12-97                78,900
     Varde Fund V LP                     04-27-00 thru 06-19-00      3,100,892
     Wayland Investment Fund LLC                05-19-00             6,671,880

(i)  Negligible market value.

(j) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $15,315,899.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(l) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $1,154,019,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 62,689,000
     Unrealized depreciation                                      (26,048,000)
                                                                  -----------
     Net unrealized appreciation                                 $ 36,641,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
31 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Income Opportunities Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (95.1%)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Aerospace & defense (2.0%)
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88%               $30,000            $31,350
L-3 Communications
   06-15-12               7.63                150,000            163,875
Standard Aero Holdings
  Sr Sub Nts
   09-01-14               8.25                 50,000(d)          53,500
TransDigm
   07-15-11               8.38                 80,000             85,600
Total                                                            334,325

Automotive & related (2.3%)
ArvinMeritor
   02-15-09               6.80                100,000            102,750
Tenneco Automotive
  Series B
   07-15-13              10.25                 95,000            111,863
  Sr Sub Nts
   11-15-14               8.63                 55,000(d)          57,200
TRW Automotive
  Sr Nts
   02-15-13               9.38                100,000            116,500
Total                                                            388,313

Beverages & tobacco (1.0%)
Cott Beverages
   12-15-11               8.00                150,000            163,125

Broker dealers (0.3%)
LaBranche & Co
  Sr Nts
   05-15-12              11.00                 50,000             53,500

Building materials & construction (1.0%)
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                160,000            174,000

Cable (7.6%)
Cablevision Systems
  Sr Nts
   04-01-09               6.67                 60,000(b,d)        62,700
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00                 50,000(d)          51,750
CSC Holdings
  Sr Nts Series B
   04-01-11               7.63                215,000            230,049
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                100,000            112,750
Echostar DBS
   10-01-14               6.63                105,000(d)         106,313
  Sr Nts
   10-01-11               6.38                 60,000             61,350
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63                115,000(c,d)       132,249
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50                 40,000             39,100
NTL Cable
  (U.S. Dollar) Sr Nts
   04-15-14               8.75                 75,000(c,d)        84,000
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75                110,000(d)         116,325
Rogers Cable
  (U.S. Dollar)
   06-15-13               6.25                 65,000(c,d)        64,838
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                105,000(c)         114,975
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                 95,000(c)          98,088
Total                                                          1,274,487

Cellular telecommunications (3.6%)
AirGate PCS
   10-15-11               5.85                 25,000(b,d)        25,563
Crown Castle Intl
  Sr Nts
   08-01-11               9.38                 35,000             39,200
Dobson Cellular Systems
   11-01-11               6.96                 30,000(b,d)        30,675
   11-01-11               8.38                 30,000(d)          30,750
Horizon PCS
  Sr Nts
   07-15-12              11.38                 50,000(d)          54,750
Nextel Communications
  Sr Nts
   10-31-13               6.88                195,000            210,599
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-10               5.53                 40,000(b,c,d)      41,400
   12-15-12               7.25                 50,000(c,d)        51,938
   03-01-14               6.38                 70,000(c)          68,250
Rural Cellular
   03-15-12               8.25                 45,000             47,138
Total                                                            600,263

Chemicals (5.5%)
BCP Caylux Holdings Luxembourg
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                100,000(c,d)       112,250
Compass Minerals Group
   08-15-11              10.00                 55,000             61,600
Crystal US Holdings 3 LLC/Sub 3
  Sr Disc Nts (Zero coupon through 10-1-09,
  thereafter 10.50%)
   10-01-14              10.52                 70,000(d,e)        47,250
Equistar Chemicals LP/Funding
  Sr Nts
   05-01-11              10.63                150,000            173,250
Georgia Gulf
  Sr Nts
   12-15-13               7.13                200,000            212,999
Innophos
  Sr Sub Nts
   08-15-14               8.88                 60,000(d)          64,800
INVISTA
  (U.S. Dollar)
   05-01-12               9.25                115,000(c,d)       127,650
Lubrizol
  Sr Nts
   10-01-09               4.63                 65,000             64,455
Nalco
  Sr Nts
   11-15-11               7.75                 25,000             26,938
Rockwood Specialties Group
  Sub Nts
   11-15-14               7.50                 15,000(d)          15,375
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10              10.25                 50,000(c)          55,500
Total                                                            962,067

Electronics (0.5%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00                 85,000             89,250

Energy (2.8%)
Chesapeake Energy
  Sr Nts
   08-15-14               7.00                 55,000             59,400
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                 90,000             91,800
Hilcorp Energy I LP/Finance
  Sr Nts
   09-01-10              10.50                100,000(d)         114,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Income Opportunities Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Energy (cont.)
Newfield Exploration
  Sr Nts
   03-01-11               7.63%               $35,000            $39,638
  Sr Sub Nts
   08-15-12               8.38                100,000            112,500
Peabody Energy
  Series B
   03-15-13               6.88                 50,000             53,750
Total                                                            471,088

Energy equipment & services (1.7%)
Grant Prideco Escrow
   12-15-09               9.00                135,000            150,187
Key Energy Services
  Series C
   03-01-08               8.38                100,000            104,750
Pride Intl
  Sr Nts
   07-15-14               7.38                 35,000(d)          38,763
Total                                                            293,700

Environmental services (0.2%)
Clean Harbors
   07-15-12              11.25                 35,000(d)          39,025

Financial services (1.1%)
Affinia Group
   11-30-14               9.00                 30,000(d)          30,900
Elan Finance
  (U.S. Dollar) Sr Nts
   11-15-11               7.75                 55,000(c,d)        58,575
Metris Companies
   05-06-07              11.78                 83,333             87,500
Total                                                            176,975

Food (3.0%)
American Seafoods Group LLC
   04-15-10              10.13                 70,000             74,900
ASG Consolidated LLC/Finance
  Sr Disc Nts (Zero coupon through 11-1-08,
  thereafter 11.50%)
   11-01-11              10.68                 40,000(d,e)        25,500
B&G Foods Holdings
  Sr Nts
   10-01-11               8.00                 25,000             26,250
Burns Philp Capital Property
  (U.S. Dollar)
   11-15-10               9.50                100,000(c)         110,000
  Sr Sub Nts
   02-15-11              10.75                100,000(c)         112,500
Del Monte
  Series B
   05-15-11               9.25                100,000            109,500
Reddy Ice Group
  Sr. Sub Nts
   08-01-11               8.88                 40,000             43,100
Total                                                            501,750

Furniture & appliances (0.2%)
Simmons Bedding
  Sr Sub Nts
   01-15-14               7.88                 30,000             31,200

Health care products (0.7%)
Valeant Pharmaceuticals Intl
  Sr Nts
   12-15-11               7.00                 60,000             61,800
VWR Intl
  Sr Nts
   04-15-12               6.88                 50,000(d)          52,000
Total                                                            113,800

Health care services (5.8%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00                 20,000             20,050
Cardinal Health
   02-15-11               6.75                 20,000             21,851
   06-15-15               4.00                 85,000             74,534
Concentra Operating
   06-01-12               9.13                 30,000(d)          34,050
HCA
   12-01-09               5.50                 40,000             39,808
  Sr Nts
   05-01-12               6.95                 50,000             52,192
   03-15-14               5.75                185,000            177,158
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75                 55,000(d)          59,538
MedCath Holding
  Sr Nts
   07-15-12               9.88                 65,000(d)          70,850
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                 50,000             52,375
Province Healthcare
  Sr Sub Nts
   06-01-13               7.50                 55,000             61,875
Service Corp Intl
   04-15-09               7.70                100,000            109,000
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                 40,000(d)          43,000
Triad Hospitals
  Sr Nts
   05-15-12               7.00                105,000            110,775
US Oncology
  Sr Nts
   08-15-12               9.00                 40,000(d)          44,400
Total                                                            971,456

Home building (2.0%)
DR Horton
  Sr Sub Nts
   09-15-10               9.75                100,000            120,000
KB HOME
  Sr Sub Nts
   02-01-10               7.75                100,000            108,000
William Lyon Homes
   04-01-13              10.75                100,000            112,500
Total                                                            340,500

Household products (0.6%)
Jostens IH
   10-01-12               7.63                 50,000(d)          52,500
Seminis
  Sr Sub Nts
   10-01-13              10.25                 50,000             56,500
Total                                                            109,000

Industrial services (2.0%)
Allied Waste North America
   11-15-10               6.50                 40,000             38,600
   04-15-11               6.38                 75,000             70,875
Da-Lite Screen
  Sr Nts
   05-15-11               9.50                100,000            107,500
Natl Waterworks
  Series B
   12-01-12              10.50                100,000            112,250
Total                                                            329,225

Industrial transportation (1.2%)
Interpool
   08-01-07               7.20                100,000            100,750
Quality Distribution LLC/QD Capital
   11-15-10               9.00                100,000(d)          99,875
Total                                                            200,625

Leisure time & entertainment (1.7%)
LCE Acquisition
   08-01-14               9.00                 40,000(d)          43,000
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                100,000            106,375
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75                135,000            140,063
Total                                                            289,438

Lodging & gaming (6.8%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                100,000            109,250
Caesars Entertainment
  Sr Sub Nts
   03-15-10               7.88                 50,000             56,250
   05-15-11               8.13                135,000            155,925

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Income Opportunities Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Lodging & gaming (cont.)
Global Cash Access LLC/Finance
  Sr Sub Nts
   03-15-12               8.75%               $50,000            $54,000
MGM Mirage
   09-15-10               8.50                170,000            193,162
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12               8.00                 10,000             10,925
   08-15-14               7.13                 80,000(d)          84,600
MTR Gaming Group
  Series B
   04-01-10               9.75                 60,000             65,400
Penn National Gaming
  Sr Sub Nts
   12-01-11               6.88                 50,000             51,875
Premier Entertainment Biloxi LLC/Finance
  1st Mtge
   02-01-12              10.75                 50,000             54,000
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75                100,000            110,500
Seneca Gaming
  Sr Nts
   05-01-12               7.25                 50,000             52,750
Station Casinos
  Sr Nts
   04-01-12               6.00                100,000            103,000
Wynn Las Vegas LLC/Capital
  1st Mtge
   12-01-14               6.63                 40,000(d,f)        39,300
Total                                                          1,140,937

Machinery (0.8%)
Case New Holland
  Sr Nts
   08-01-11               9.25                 45,000(d)          49,838
Columbus McKinnon
   08-01-10              10.00                 35,000             38,850
Manitowoc
   11-01-13               7.13                 50,000             54,000
Total                                                            142,688

Media (7.5%)
Advertising Direct Solutions
  (U.S. Dollar) Sr Nts
   11-15-12               9.25                 20,000(c,d)        20,900
American Media Operation
   01-15-11               8.88                 50,000             53,250
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                100,000(c)         110,125
Dex Media West LLC/Finance
  Sr Nts
   11-15-11               5.88                150,000(d)         147,750
  Sr Nts Series B
   08-15-10               8.50                150,000            167,249
Emmis Operating
   05-15-12               6.88                115,000            120,463
Gray Television
   12-15-11               9.25                100,000            112,250
Lamar Media
   01-01-13               7.25                100,000            108,000
LIN TV
  Sr Sub Nts
   05-15-13               6.50                 45,000             46,125
Salem Communications
   12-15-10               7.75                100,000            106,500
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                150,000(c)         162,750
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                100,000            106,500
Total                                                          1,261,862

Metals (1.6%)
Earle M Jorgensen
   06-01-12               9.75                 50,000             56,250
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50                100,000            106,000
IMCO Recycling
   10-15-10              10.38                 40,000             45,000
Ispat Inland ULC
  (U.S. Dollar)
   04-01-14               9.75                 50,000(c)          60,375
Total                                                            267,625

Miscellaneous (2.4%)
Alderwoods Group
  Sr Nts
   09-15-12               7.75                 75,000(d)          80,063
Corrections Corp of America
  Sr Nts
   05-01-11               7.50                 50,000             53,375
NationsRent
   10-15-10               9.50                150,000            168,000
United Rentals North America
   02-15-12               6.50                 75,000             73,500
  Sr Sub Nts
   02-15-14               7.00                 30,000             27,825
Worldspan LP/WS Financing
  Sr Nts
   06-15-11               9.63                 10,000              9,550
Total                                                            412,313

Multi-industry (1.2%)
Altra Industrial Motion
   12-01-11               9.00                 20,000(d)          20,300
SPX
  Sr Nts
   01-01-13               7.50                 75,000             80,813
Valmont Inds
   05-01-14               6.88                100,000(d)         103,500
Total                                                            204,613

Paper & packaging (8.4%)
Abitibi-Consolidated
  (U.S. Dollar)
   06-15-11               5.38                 60,000(b,c)        60,750
Abitibi-Consolidated Finance LP
   08-01-09               7.88                 40,000             42,000
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-10               5.67                135,000(b,c,d)     135,674
Boise Cascade LLC
  Sr Nts
   10-15-12               5.01                 25,000(b,d)        25,625
  Sr Sub Nts
   0-15-14                7.13                 75,000(d)          78,375
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                100,000(c)         106,500
Consolidated Container LLC
  Sr Disc Nts
  (Zero coupon through 6-15-07,
  thereafter 10.75%)
   06-15-09              10.03                100,000(e)          84,000
Crown European Holdings
  (U.S. Dollar)
   03-01-11               9.50                 25,000(c)          28,313
   03-01-13              10.88                 75,000(c)          88,688
Georgia-Pacific
   02-01-10               8.88                150,000            175,124
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                 65,000             71,988
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                125,000(c)         130,624
Owens-Illinois Glass Container
   02-15-09               8.88                100,000            108,000
   05-15-11               7.75                 30,000             32,400
  Sr Nts
   12-01-14               6.75                 35,000(d,f)        35,088
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                100,000            103,500
Stone Container
  Sr Nts
   07-01-12               8.38                100,000            109,500
Total                                                          1,416,149

Restaurants (0.2%)
Domino's Pizza
  Sr Sub Nts
   07-01-11               8.25                 35,000             38,150

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Income Opportunities Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Retail -- drugstores (1.0%)
Duane Reade
  Sr Sub Nts
   08-01-11               9.75%               $40,000(d)         $37,400
Jean Coutu Group (PJC)
  (U.S. Dollar) Sr Nts
   08-01-12               7.63                 80,000(c,d)        83,800
Rite Aid
   02-15-11               9.50                 45,000             49,388
Total                                                            170,588

Retail -- general (0.5%)
General Nutrition Centers
  Sr Sub Nts
   12-01-10               8.50                 90,000             89,888

Telecom equipment & services (5.2%)
Cincinnati Bell
   07-15-13               7.25                100,000            102,500
Fairpoint Communications
  Sr Nts
   03-01-10              11.88                 50,000             56,750
GCI
  Sr Nts
   02-15-14               7.25                 75,000             75,000
   02-15-14               7.25                 45,000(d,f)        45,000
Inmarsat Finance
  (U.S. Dollar)
   06-30-12               7.63                 55,000(c)          56,238
New Skies Satellites
  (U.S. Dollar) Sr Nts
   11-01-11               7.44                 55,000(b,c,d)      56,375
PanAmSat
   08-15-14               9.00                100,000(d)         107,499
Qwest
   11-15-08               5.63                 25,000             25,188
   03-15-12               9.13                210,000(d)         239,662
Qwest Communications Intl
  Sr Nts
   02-15-09               5.79                 65,000(b,d)        64,838
Qwest Services
   12-15-07              13.50                 40,000(d)          45,600
Total                                                            874,650

Utilities -- electric (7.9%)
Aquila
  Sr Nts
   11-15-09               7.63                 40,000             41,800
   02-01-11               9.95                 50,000             56,750
CenterPoint Energy Resources
  Sr Nts Series B
   04-01-13               7.88                 65,000             76,399
Cleveland Electric Illuminating
  Sr Nts
   12-15-13               5.65                 80,000             81,947
CMS Energy
  Sr Nts
   08-01-10               7.75                100,000            109,250
DPL
  Sr Nts
   09-01-11               6.88                150,000            163,124
IPALCO Enterprises
   11-14-08               8.38                150,000            168,749
   11-14-11               8.63                 60,000             67,200
Midwest Generation LLC
   05-01-34               8.75                100,000            113,375
NorthWestern Energy
   11-01-14               5.88                 80,000(d)          81,609
NRG Energy
   12-15-13               8.00                 65,000(d)          71,663
Potomac Edison
  1st Mtge
   11-15-14               5.35                110,000(d)         108,624
Sierra Pacific Power
   04-15-12               6.25                 75,000             78,375
TXU
   11-15-14               5.55                 75,000(d)          73,834
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75                 45,000(c)          47,250
Total                                                          1,339,949

Utilities -- natural gas (3.4%)
ANR Pipeline
   03-15-10               8.88                 50,000             56,375
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                100,000            108,500
El Paso Production Holding
   06-01-13               7.75                 60,000             62,550
Southern Natural Gas
   03-15-10               8.88                100,000            112,750
Southern Star Central
   08-01-10               8.50                100,000            111,500
Transcontinental Gas Pipe Line
  Sr Nts Series B
   07-15-12               8.88                100,000            123,250
Total                                                            574,925

Utilities -- telephone (1.2%)
AT&T
  Sr Nts
   11-15-11               9.05                110,000            125,400
Citizens Communications
  Sr Nts
   01-15-13               6.25                 75,000             74,531
Total                                                            199,931

Total bonds
(Cost: $15,423,215)                                          $16,041,380

Short-term security (3.0%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nt
   12-20-04               2.08%              $500,000           $499,422

Total short-term security
(Cost: $499,451)                                                $499,422

Total investments in securities
(Cost: $15,922,666)(g)                                       $16,540,802

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Income Opportunities Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Nov. 30, 2004, the value of foreign securities represented 14.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $4,061,666 or 24.1% of net assets.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(f) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $120,953.

(g) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $15,923,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $647,000
     Unrealized depreciation                                          (29,000)
                                                                      -------
     Net unrealized appreciation                                     $618,000
                                                                     --------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
36 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Inflation Protected Securities Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (98.9%)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Foreign government (0.3%)
Bundesobligation
  (European Monetary Unit)
   02-17-06               5.00%                15,000(c)         $20,582

U.S. government obligations & agencies (98.6%)(b)
U.S. Treasury Inflation-Indexed Bond
   01-15-08               3.63                963,803          1,055,585
   01-15-09               3.88                324,198            364,735
   01-15-10               4.25              1,015,767          1,180,558
   04-15-10               0.88                285,731            283,249
   07-15-12               3.00                829,039            921,630
   01-15-14               2.00                837,551            860,255
   07-15-14               2.00                191,400            195,889
   04-15-28               3.63                997,917          1,261,794
   04-15-29               3.88                300,321            396,793
Total                                                          6,520,488

Total bonds
(Cost: $6,508,667)                                            $6,541,070

Total investments in securities
(Cost: $6,508,667)(d)                                         $6,541,070

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Nov. 30, 2004, the value of foreign securities represented 0.3% of net assets.

(d) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $6,509,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $33,000
     Unrealized depreciation                                      (1,000)
                                                                  ------
     Net unrealized appreciation                                 $32,000
                                                                 -------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
37 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Large Cap Equity Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.6%)
Issuer                                        Shares            Value(a)

Aerospace & defense (1.8%)
Empresa Brasileira de
    Aeronautica ADR                           566,593(c)     $15,847,606
Lockheed Martin                               225,082         13,693,989
Northrop Grumman                              308,278         17,365,300
Total                                                         46,906,895

Banks and savings & loans (6.3%)
Bank of America                             1,157,578         53,561,134
Commerce Bancorp                              238,900(d)      14,924,083
Investors Financial Services                  453,999         19,903,316
State Street                                   55,850          2,488,676
US Bancorp                                    563,600         16,699,468
Wachovia                                      393,100         20,342,925
Washington Mutual                             159,200          6,481,032
Wells Fargo & Co                              413,600         25,548,072
Total                                                        159,948,706

Beverages & tobacco (4.2%)
Altria Group                                  322,817         18,558,749
Coca-Cola                                     315,216         12,391,141
Coca-Cola Enterprises                         914,500         19,021,600
PepsiCo                                     1,132,311         56,513,642
Total                                                        106,485,132

Broker dealers (2.1%)
Franklin Resources                             67,800          4,449,714
JPMorgan Chase & Co                           951,400         35,820,210
Morgan Stanley                                255,900         12,986,925
Total                                                         53,256,849

Cable (2.9%)
Comcast Special Cl A                          433,300(b)      12,847,345
NTL                                           727,105(b)      50,591,966
Telewest Global                               821,300(b,c)    12,023,832
Total                                                         75,463,143

Cellular telecommunications (4.1%)
China Unicom                                6,846,000(c)       5,283,019
Nextel Communications
    Cl A                                    1,409,257(b)      40,107,454
Telesystem Intl Wireless                      575,800(b,c)     6,667,764
Vodafone Group ADR                          1,167,739(c)      31,844,243
Western Wireless Cl A                         741,150(b)      20,011,050
Total                                                        103,913,530

Chemicals (1.0%)
Dow Chemical                                  517,338         26,110,049

Computer hardware (3.0%)
Cisco Systems                               1,472,562(b)      27,551,635
Dell                                          906,415(b)      36,727,935
EMC                                           976,400(b)      13,103,288
Gateway                                        58,050(b)         395,321
Total                                                         77,778,179

Computer software & services (4.0%)
Affiliated Computer
    Services Cl A                             365,951(b)      21,656,980
Business Objects ADR                          117,600(b,c)     2,737,728
Citrix Systems                                247,300(b)       5,838,753
Juniper Networks                               83,700(b)       2,304,261
Macromedia                                    169,700(b)       4,841,541
Microsoft                                     896,906         24,046,050
Oracle                                      2,345,443(b)      29,693,308
Paychex                                       246,900          8,187,204
VERITAS Software                              169,800(b)       3,718,620
Total                                                        103,024,445

Electronics (3.5%)
Analog Devices                                130,000          4,803,500
ASML Holding                                  265,700(b,c)     4,051,925
Broadcom Cl A                                 533,650(b)      17,354,298
Intel                                       1,086,376         24,280,504
Linear Technology                             134,700          5,140,152
Micron Technology                           1,075,600(b)      11,917,648
Texas Instruments                             854,000         20,649,720
Xilinx                                         83,900          2,619,358
Total                                                         90,817,105

Energy (6.0%)
ChevronTexaco                                 766,494         41,850,572
ConocoPhillips                                206,382         18,778,698
Exxon Mobil                                 1,803,812         92,445,366
Total                                                        153,074,636

Finance companies (4.2%)
Citigroup                                   2,412,881        107,976,425

Financial services (3.8%)
Capital One Financial                         203,387         15,982,150
Countrywide Financial                         777,976         25,836,583
Fannie Mae                                    794,947         54,612,859
Total                                                         96,431,592

Health care products (10.6%)
Baxter Intl                                   358,100         11,333,865
Biogen Idec                                   291,967(b)      17,132,624
Bristol-Myers Squibb                          755,900         17,763,650
Elan ADR                                      866,100(b,c,d)  22,865,040
Genentech                                     403,336(b)      19,460,962
Guidant                                       173,100         11,222,073
Johnson & Johnson                             401,353         24,209,613
Medco Health Solutions                      1,029,751(b)      38,842,208
Merck & Co                                    744,002         20,846,936
Momenta Pharmaceuticals                       202,000(b)       1,634,180
Novartis ADR                                  880,049(c)      42,286,354
OSI Pharmaceuticals                            90,400(b)       4,301,232
Pfizer                                      1,306,285         36,275,534
Total                                                        268,174,271

Health care services (4.5%)
Aetna                                         126,046         14,937,711
Cardinal Health                                88,109          4,606,339
Caremark Rx                                   518,922(b)      18,556,651
Fisher Scientific Intl                        199,540(b,d)    11,281,992
HCA                                           730,900         28,812,077
Healthsouth                                 1,103,300(b)       6,288,810
Hospira                                       309,100(b)       9,962,293
Lincare Holdings                               33,300(b)       1,285,047
Magellan Health Services                      217,300(b)       7,746,528
Tenet Healthcare                            1,157,500(b)      12,558,875
Total                                                        116,036,323

Household products (4.3%)
Colgate-Palmolive                           1,015,201         46,689,094
Gillette                                      893,000         38,836,570
Procter & Gamble                              448,441         23,982,625
Total                                                        109,508,289

Insurance (4.9%)
ACE                                           670,453(c)      27,099,710
Allstate                                      207,843         10,496,072
American Intl Group                           694,284         43,982,891
Chubb                                         335,676         25,581,868
Prudential Financial                          133,800          6,549,510
Willis Group Holdings                         341,300(c)      12,918,205
Total                                                        126,628,256

Investment companies (1.9%)
iShares Dow Jones US
    Utilities Sector Index Fund               102,800(d)       6,918,440
Utilities Select Sector
    SPDR Fund                               1,476,360(d)      40,511,318
Total                                                         47,429,758

Leisure time & entertainment (1.3%)
Blockbuster Cl A                              127,792(d)       1,083,676
Blockbuster Cl B                              127,792          1,014,669
Mattel                                        419,000          7,940,050
Multimedia Games                              338,200(b)       4,423,656
Viacom Cl B                                   537,857         18,663,638
Total                                                         33,125,689

Lodging & gaming (0.2%)
GTECH Holdings                                256,500          6,194,475

Machinery (0.9%)
Caterpillar                                   157,257         14,396,878
Ingersoll-Rand Cl A                           106,057(c)       7,892,762
Total                                                         22,289,640

Media (4.1%)
Cendant                                     4,021,100         91,158,337
Walt Disney                                   505,144         13,578,271
Total                                                        104,736,608

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Large Cap Equity Fund

Issuer                                        Shares            Value(a)

Metals (0.3%)
Phelps Dodge                                   77,500         $7,527,575

Multi-industry (3.5%)
General Electric                            1,992,117         70,441,258
Tyco Intl                                     564,184(c)      19,165,330
Total                                                         89,606,588

Paper & packaging (0.4%)
Weyerhaeuser                                  144,533          9,539,178

Precious metals (0.3%)
Freeport-McMoRan
   Copper & Gold Cl B                         205,940          8,058,432

Restaurants (0.3%)
Domino's Pizza                                432,800          7,768,760

Retail -- drugstores (0.4%)
CVS                                           219,300          9,949,641

Retail -- general (3.7%)
Dollar General                                722,600         14,271,350
Home Depot                                    161,700          6,750,975
Lowe's Companies                              115,100(d)       6,368,483
Target                                        295,800         15,150,876
Wal-Mart Stores                             1,021,390         53,173,563
Total                                                         95,715,247

Telecom equipment & services (4.3%)
CIENA                                       1,531,300(b)      $3,904,815
Hutchison Telecommunications
    Intl ADR                                  913,400(b,c)    11,079,542
Indonesian Satellite                        4,972,500(c)       3,178,641
Motorola                                    1,289,700         24,839,622
Nextel Partners Cl A                          622,402(b)      11,259,252
Nokia ADR                                   3,469,200(c)      56,096,964
Total                                                        110,358,836

Utilities -- electric (2.8%)
American Electric Power                       157,200          5,371,524
Entergy                                       302,900         19,633,978
Exelon                                        332,200         13,856,062
FPL Group                                      74,300          5,225,519
PPL                                           204,400         10,618,580
Southern                                      485,000         15,903,150
Total                                                         70,608,813

Utilities -- telephone (1.1%)
AT&T                                          819,300         14,993,190
Citizens Communications                       948,300         13,560,690
Total                                                         28,553,880

Total common stocks
(Cost: $2,280,804,896)                                    $2,472,996,945

Short-term securities (5.9%)(e)
Issuer                 Effective              Amount          Value(a)
                         Yield              payable at
                                             maturity

U.S. government agencies (3.7%)
Federal Natl Mtge Assn Disc Nts
   12-01-04               1.73%           $23,400,000        $23,398,875
   12-14-04               1.83             20,000,000         19,985,771
   12-20-04               1.87             11,300,000         11,288,261
   12-29-04               1.74              7,500,000          7,489,489
   01-05-05               2.00             16,400,000         16,367,257
   01-11-05               2.16             17,300,000         17,256,606
Total                                                         95,786,259

Commercial paper (2.2%)
CHARTA LLC
   12-01-04               2.07              2,900,000          2,899,833
Delaware Funding LLC
   12-22-04               2.10              9,500,000          9,487,808
Kitty Hawk Funding
   12-13-04               1.94              5,400,000          5,396,217
   12-23-04               2.11              5,000,000          4,993,260
Morgan Stanley
   12-07-04               1.95             10,000,000          9,996,209
Ranger Funding LLC
   12-16-04               2.05             23,400,000         23,378,680
Total                                                         56,152,007

Total short-term securities
(Cost: $151,945,368)                                        $151,938,266

Total investments in securities
(Cost: $2,432,750,264)(f)                                 $2,624,935,211

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2004, the value of foreign securities represented 11.0% of net assets.

(d)  At Nov. 30, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.7% of net assets. 3.2% of net assets is the Fund's cash equivalent position.

(f) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $2,432,750,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $248,641,000
     Unrealized depreciation                                      (56,456,000)
                                                                  -----------
     Net unrealized appreciation                                 $192,185,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
39 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Large Cap Value Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.2%)
Issuer                                        Shares            Value(a)

Aerospace & defense (3.3%)
Boeing                                            527            $28,231
Empresa Brasileira
    de Aeronautica ADR                          1,755(c)          49,087
General Dynamics                                  357             38,685
Lockheed Martin                                   905             55,060
Northrop Grumman                                1,446             81,453
United Technologies                               620             60,500
Total                                                            313,016

Automotive & related (0.4%)
General Motors                                    905             34,924

Banks and savings & loans (10.7%)
Bank of America                                 6,691            309,592
Bank of New York                                1,569             51,636
Commerce Bancorp                                  348             21,740
Investors Financial Services                    1,055             46,251
PNC Financial Services Group                      808             43,955
Regions Financial                               1,411             49,371
State Street                                      725             32,306
US Bancorp                                      3,825            113,335
Wachovia                                        1,990            102,983
Washington Mutual                               2,233             90,905
Wells Fargo & Co                                2,144            132,434
Total                                                            994,508

Beverages & tobacco (4.0%)
Altria Group                                    3,259            187,360
Coca-Cola                                       1,402             55,113
Coca-Cola Enterprises                           2,268             47,174
PepsiCo                                         1,771             88,391
Total                                                            378,038

Broker dealers (5.2%)
Franklin Resources                                321             21,067
JPMorgan Chase & Co                             5,820            219,123
Merrill Lynch & Co                              2,190            122,005
Morgan Stanley                                  2,514            127,586
Total                                                            489,781

Building materials & construction (0.7%)
American Standard Companies                       704(b)          27,414
Masco                                           1,086             38,303
Total                                                             65,717

Cable (2.2%)
Comcast Cl A                                    1,351(b)          40,584
Comcast Special Cl A                            1,618(b)          47,974
EchoStar Communications Cl A                    1,125(b)          36,889
NTL                                             1,106(b)          76,955
Total                                                            202,402

Cellular telecommunications (1.2%)
China Unicom ADR                                1,250(c)           9,625
Nextel Communications Cl A                        523(b)          14,885
Vodafone Group ADR                              3,073(c)          83,800
Total                                                            108,310

Chemicals (2.6%)
Dow Chemical                                    2,750            138,793
Eastman Chemical                                  562             30,562
Lyondell Chemical                               2,103             59,010
RPM Intl                                        1,070             19,784
Total                                                            248,149

Computer hardware (1.8%)
Cisco Systems                                     987(b)          18,467
Dell                                            1,340(b)          54,297
EMC                                               907(b)          12,172
Hewlett-Packard                                 4,083             81,660
Total                                                            166,596

Computer software & services (2.3%)
Affiliated Computer Services
    Cl A                                          923(b)          54,623
Cadence Design Systems                          2,137(b)          29,362
Intl Business Machines                            806             75,958
Microsoft                                       1,636             43,861
VERITAS Software                                  507(b)          11,103
Total                                                            214,907

Electronics (0.9%)
Broadcom Cl A                                     350(b)          11,382
Cypress Semiconductor                           1,822(b)          17,947
Intel                                           1,709             38,196
Texas Instruments                                 827             19,997
Total                                                             87,522

Energy (9.5%)
Anadarko Petroleum                              1,166             81,154
BP ADR                                          1,290(c)          79,142
ChevronTexaco                                   3,086            168,496
ConocoPhillips                                  2,178            198,176
Devon Energy                                      943             39,059
Exxon Mobil                                     5,056            259,119
Newfield Exploration                              737(b)          46,320
Royal Dutch Petroleum                             390(c)          22,331
Total                                                            893,797

Energy equipment & services (1.8%)
Cooper Cameron                                    918(b)          47,910
Schlumberger                                      306             20,083
Transocean                                        966(b)          38,901
Weatherford Intl                                1,192(b)          63,629
Total                                                            170,523

Finance companies (4.0%)
Citigroup                                       8,430            377,243

Financial services (4.8%)
Capital One Financial                             833             65,457
Countrywide Financial                           2,845             94,482
Fannie Mae                                      1,821            125,103
Freddie Mac                                     1,963            133,994
MBNA                                            1,128             29,960
Total                                                            448,996

Food (1.4%)
General Mills                                     907             41,259
Hain Celestial Group                              478(b)           9,288
HJ Heinz                                        1,614             59,976
Sara Lee                                        1,045             24,537
Total                                                            135,060

Furniture & appliances (0.1%)
Leggett & Platt                                   381             11,373

Health care products (4.6%)
Baxter Intl                                       814             25,763
Biogen Idec                                       616(b)          36,147
Bristol-Myers Squibb                            1,039             24,417
GlaxoSmithKline ADR                               495(c)          21,057
Guidant                                           165             10,697
Johnson & Johnson                                 714             43,068
Medco Health Solutions                            938(b)          35,381
Merck & Co                                      2,614             73,244
Novartis ADR                                      654(c)          31,425
Pfizer                                          3,077             85,449
Schering-Plough                                 1,240             22,134
Wyeth                                             518             20,653
Total                                                            429,435

Health care services (1.7%)
HCA                                             1,775             69,971
Hospira                                           727(b)          23,431
Lincare Holdings                                  822(b)          31,721
Tenet Healthcare                                3,297(b)          35,772
Total                                                            160,895

Household products (1.6%)
Colgate-Palmolive                               2,221            102,143
Gillette                                          450             19,571
Procter & Gamble                                  610             32,623
Total                                                            154,337

Insurance (7.0%)
ACE                                             2,247(c)          90,824
Allstate                                        1,746             88,173
American Intl Group                             2,508            158,881
Assurant                                          378             11,340
Chubb                                           1,043             79,487
CIGNA                                             302             21,146
Endurance Specialty Holdings                    1,426(c)          47,871

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Large Cap Value Fund

Issuer                                        Shares            Value(a)

Insurance (cont.)
First American                                    758            $24,976
Hartford Financial Services Group                 322             20,608
Montpelier Re Holdings                            434(c)          16,028
Prudential Financial                              883             43,223
Willis Group Holdings                           1,365(c)          51,665
Total                                                            654,222

Leisure time & entertainment (1.6%)
Blockbuster Cl A                                  136              1,153
Blockbuster Cl B                                  128              1,016
Mattel                                          2,595             49,175
Multimedia Games                                  382(b)           4,997
Viacom Cl B                                     2,710             94,037
Total                                                            150,378

Machinery (0.7%)
AGCO                                              474(b)          10,328
Caterpillar                                       285             26,093
Illinois Tool Works                               189             17,809
Ingersoll-Rand Cl A                               213(c)          15,851
Total                                                             70,081

Media (4.9%)
Cendant                                         3,515             79,685
EW Scripps Cl A                                   504             23,557
IAC/InterActiveCorp                               739(b)          18,246
Liberty Media Cl A                              8,597(b)          88,807
Liberty Media Intl Cl A                           637(b)          27,429
Reader's Digest Assn                              603              8,623
Time Warner                                     2,713(b)          48,047
Tribune                                         1,045             45,322
Walt Disney                                     4,580            123,110
Total                                                            462,826

Metals (0.6%)
Alcan                                             567(c)          28,917
Alcoa                                             730             24,805
Total                                                             53,722

Multi-industry (1.7%)
General Electric                                1,910             67,538
ITT Inds                                          157             13,364
Tyco Intl                                       2,394(c)          81,324
Total                                                            162,226

Paper & packaging (2.0%)
Avery Dennison                                    364             21,352
Bowater                                           908             36,783
Intl Paper                                      1,348             55,969
Temple-Inland                                     686             40,879
Weyerhaeuser                                      438             28,908
Total                                                            183,891

Real estate investment trust (0.7%)
Apartment Investment &
    Management Cl A                               570             20,731
Equity Office Properties Trust                  1,790             49,135
Total                                                             69,866

Restaurants (0.5%)
Domino's Pizza                                  1,282             23,012
Krispy Kreme Doughnuts                            757(b)           7,623
McDonald's                                        386             11,866
Total                                                             42,501

Retail -- drugstores (0.2%)
CVS                                               428             19,418

Retail -- general (2.2%)
Dollar General                                    477              9,421
Dollar Tree Stores                                364(b)          10,130
Family Dollar Stores                                9                264
Home Depot                                      1,140             47,595
Sonic Automotive                                1,289             32,006
Target                                          1,190             60,952
Wal-Mart Stores                                   856             44,563
Total                                                            204,931

Retail -- grocery (0.2%)
Kroger                                          1,109(b)          17,944

Telecom equipment & services (1.2%)
Motorola                                        1,894             36,478
Nokia ADR                                       4,828(c)          78,069
Total                                                            114,547

Utilities -- electric (3.6%)
Dominion Resources                              1,119             73,261
Entergy                                           888             57,560
Exelon                                          1,850             77,163
FPL Group                                         339             23,842
PPL                                               564             29,300
Southern                                        1,800             59,022
Xcel Energy                                       895             16,164
Total                                                            336,312

Utilities -- natural gas (0.3%)
ONEOK                                           1,167             32,583

Utilities -- telephone (4.0%)
BellSouth                                       1,685             45,192
Citizens Communications                           700             10,010
KT ADR                                          1,131(c)          24,486
SBC Communications                              4,276            107,627
Sprint                                            944             21,533
Verizon Communications                          4,045            166,775
Total                                                            375,623

Total common stocks
(Cost: $8,589,907)                                            $9,036,600

Total investments in securities
(Cost: $8,589,907)(d)                                         $9,036,600

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2004, the value of foreign securities represented 7.8% of net assets.

(d) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $8,590,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $ 631,000
     Unrealized depreciation                                         (184,000)
                                                                     --------
     Net unrealized appreciation                                    $ 447,000
                                                                    ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
41 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Managed Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (63.8%)
Issuer                                        Shares            Value(a)

Aerospace & defense (2.2%)
Boeing                                         98,000         $5,249,860
Empresa Brasileira de
    Aeronautica ADR                           334,400(c)       9,353,168
General Dynamics                               67,400          7,303,464
Lockheed Martin                               171,300         10,421,892
Northrop Grumman                              273,800         15,423,154
United Technologies                           117,400         11,455,892
Total                                                         59,207,430

Automotive & related (0.2%)
General Motors                                171,300          6,610,467

Banks and savings & loans (7.0%)
Bank of America                             1,263,102         58,443,729
Bank of New York                              294,400          9,688,704
Commerce Bancorp                               65,800(o)       4,110,526
Investors Financial Services                  196,050          8,594,832
PNC Financial Services Group                  152,800          8,312,320
Regions Financial                             264,700          9,261,853
State Street                                  137,400          6,122,544
US Bancorp                                    721,700         21,383,971
Wachovia                                      376,469         19,482,271
Washington Mutual                             423,800         17,252,898
Wells Fargo & Co                              403,000         24,893,309
Total                                                        187,546,957

Beverages & tobacco (2.7%)
Altria Group                                  619,300         35,603,557
Coca-Cola                                     262,900         10,334,599
Coca-Cola Enterprises                         429,500          8,933,600
PepsiCo                                       334,800         16,709,868
Total                                                         71,581,624

Broker dealers (3.5%)
Franklin Resources                             60,600          3,977,178
JPMorgan Chase & Co                         1,106,640         41,664,996
Merrill Lynch & Co                            416,800         23,219,928
Morgan Stanley                                472,800         23,994,600
Total                                                         92,856,702

Building materials & construction (0.5%)
American Standard
    Companies                                 133,400(b)       5,194,596
Masco                                         205,300          7,240,931
Total                                                         12,435,527

Cable (1.4%)
Comcast Cl A                                  255,731(b)       7,682,159
Comcast Special Cl A                          302,500(b)       8,969,125
EchoStar Communications
    Cl A                                      212,800(b)       6,977,712
NTL                                           204,264(b)      14,212,689
Total                                                         37,841,685

Cellular telecommunications (0.8%)
China Unicom                                2,332,000(c)       1,799,591
Nextel Communications Cl A                     99,450(b)       2,830,347
Vodafone Group ADR                            573,800(c)      15,647,526
Total                                                         20,277,464

Chemicals (1.8%)
Dow Chemical                                  523,500         26,421,045
Eastman Chemical                              106,500          5,791,470
Lyondell Chemical                             399,450         11,208,567
RPM Intl                                      202,100          3,736,829
Total                                                         47,157,911

Computer hardware (1.2%)
Cisco Systems                                 187,000(b)       3,498,770
Dell                                          249,400(b)      10,105,688
EMC                                           170,900(b)       2,293,478
Hewlett-Packard                               767,100         15,342,000
Total                                                         31,239,936

Computer software & services (1.6%)
Affiliated Computer
    Services Cl A                             174,800(b)      10,344,664
Cadence Design Systems                        402,000(b)       5,523,480
Intl Business Machines                        152,400         14,362,176
Microsoft                                     306,100          8,206,541
VERITAS Software                               96,200(b)       2,106,780
Total                                                         40,543,641

Electronics (0.6%)
Broadcom Cl A                                  62,100(b)       2,019,492
Cypress Semiconductor                         344,700(b)       3,395,295
Intel                                         319,500          7,140,825
Texas Instruments                             155,900          3,769,662
Total                                                         16,325,274

Energy (6.3%)
Anadarko Petroleum                            220,600         15,353,760
BP ADR                                        239,800(c)      14,711,730
ChevronTexaco                                 580,800         31,711,680
ConocoPhillips                                411,310         37,425,097
Devon Energy                                  178,600          7,397,612
Exxon Mobil                                   952,300         48,805,375
Newfield Exploration                          139,500(b)       8,767,575
Royal Dutch Petroleum                          73,800(c)       4,225,788
Total                                                        168,398,617

Energy equipment & services (1.2%)
Cooper Cameron                                173,400(b)       9,049,746
Schlumberger                                   58,000          3,806,540
Transocean                                    182,600(b)       7,353,302
Weatherford Intl                              225,500(b)      12,037,190
Total                                                         32,246,778

Finance companies (2.7%)
Citigroup                                   1,591,300(n)      71,210,675

Financial services (3.2%)
Capital One Financial                         157,500         12,376,350
Countrywide Financial                         541,098         17,969,865
Fannie Mae                                    344,400         23,660,280
Freddie Mac                                   369,900         25,249,374
MBNA                                          213,500          5,670,560
Total                                                         84,926,429

Food (1.0%)
General Mills                                 171,450          7,799,261
Hain Celestial Group                           90,800(b)       1,764,244
HJ Heinz                                      303,500         11,278,060
Sara Lee                                      197,700          4,641,996
Total                                                         25,483,561

Furniture & appliances (0.1%)
Leggett & Platt                                72,400          2,161,140

Health care products (3.0%)
Baxter Intl                                   154,300          4,883,595
Biogen Idec                                   116,400(b)       6,830,352
Bristol-Myers Squibb                          196,600          4,620,100
GlaxoSmithKline ADR                            93,700(c)       3,985,998
Guidant                                        31,300          2,029,179
Johnson & Johnson                             135,100          8,149,232
Medco Health Solutions                        177,340(b)       6,689,265
Merck & Co                                    493,600         13,830,672
Novartis ADR                                  123,600(c)       5,938,980
Pfizer                                        574,475         15,953,171
Schering-Plough                               235,300          4,200,105
Wyeth                                          97,900          3,903,273
Total                                                         81,013,922

Health care services (1.1%)
HCA                                           333,300         13,138,686
Hospira                                       137,700(b)       4,438,071
Lincare Holdings                              157,600(b)       6,081,784
Tenet Healthcare                              623,600(b)       6,766,060
Total                                                         30,424,601

Household products (1.1%)
Colgate-Palmolive                             420,800         19,352,592
Gillette                                       85,200          3,705,348
Procter & Gamble                              115,600          6,182,288
Total                                                         29,240,228

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Managed Fund

Issuer                                        Shares            Value(a)

Insurance (4.6%)
ACE                                           423,900(c)     $17,134,038
Allstate                                      326,400         16,483,200
American Intl Group                           471,800         29,888,530
Assurant                                       71,700          2,151,000
Chubb                                         197,350         15,040,044
CIGNA                                          57,250          4,008,645
Endurance Specialty Holdings                  269,600(c)       9,050,472
First American                                143,500          4,728,325
Hartford Financial
    Services Group                             61,000          3,904,000
Montpelier Re Holdings                         82,000(c)       3,028,260
Prudential Financial                          167,400          8,194,230
Willis Group Holdings                         255,100(c)       9,655,535
Total                                                        123,266,279

Leisure time & entertainment (1.1%)
Blockbuster Cl A                               25,469            215,977
Blockbuster Cl B                               25,469            202,224
Mattel                                        492,100          9,325,295
Multimedia Games                               72,700(b)         950,916
Viacom Cl B                                   514,709         17,860,402
Total                                                         28,554,814

Machinery (0.5%)
AGCO                                           90,150(b)       1,964,369
Caterpillar                                    53,900          4,934,545
Illinois Tool Works                            35,700          3,364,011
Ingersoll-Rand Cl A                            40,300(c)       2,999,126
Total                                                         13,262,051

Media (3.3%)
Cendant                                       656,000         14,871,520
EW Scripps Cl A                                95,200          4,449,648
IAC/InterActiveCorp                           140,100(b)       3,459,069
Liberty Media Cl A                          1,636,100(b)      16,900,913
Liberty Media Intl Cl A                       120,747(b)       5,199,366
Reader's Digest Assn                          114,875          1,642,713
Time Warner                                   509,300(b)       9,019,703
Tribune                                       197,900          8,582,923
Walt Disney                                   866,800         23,299,583
Total                                                         87,425,438

Metals (0.4%)
Alcan                                         107,500(c)       5,482,500
Alcoa                                         138,500          4,706,230
Total                                                         10,188,730

Multi-industry (1.1%)
General Electric                              356,900         12,619,984
ITT Inds                                       29,800          2,536,576
Tyco Intl                                     450,100(c)      15,289,897
Total                                                         30,446,457

Paper & packaging (1.3%)
Avery Dennison                                 68,700          4,029,942
Bowater                                       171,800          6,959,618
Intl Paper                                    254,800         10,579,296
Temple-Inland                                 129,600          7,722,864
Weyerhaeuser                                   82,700          5,458,200
Total                                                         34,749,920

Real estate investment trust (0.5%)
Apartment Investment &
    Management Cl A                           108,100          3,931,597
Equity Office Properties Trust                338,900          9,302,805
Total                                                         13,234,402

Restaurants (0.3%)
Domino's Pizza                                237,700          4,266,715
Krispy Kreme Doughnuts                        142,300(b,o)     1,432,961
McDonald's                                     73,400          2,256,316
Total                                                          7,955,992

Retail -- drugstores (0.1%)
CVS                                            80,800          3,665,896

Retail -- general (1.4%)
Dollar General                                 90,000          1,777,500
Dollar Tree Stores                             68,700(b)       1,911,921
Home Depot                                    215,800          9,009,650
Sonic Automotive                              243,900          6,056,037
Target                                        225,100         11,529,622
Wal-Mart Stores                               160,700          8,366,042
Total                                                         38,650,772

Retail -- grocery (0.1%)
Kroger                                        210,200(b)       3,401,036

Telecom equipment & services (0.8%)
Motorola                                      358,600          6,906,636
Nokia ADR                                     916,600(c)      14,821,422
Total                                                         21,728,058

Utilities -- electric (2.4%)
Dominion Resources                            211,700         13,859,999
Entergy                                       168,200         10,902,724
Exelon                                        346,400         14,448,344
FPL Group                                      63,900          4,494,087
PPL                                           106,800          5,548,260
Southern                                      337,900         11,079,741
Xcel Energy                                   167,600          3,026,856
Total                                                         63,360,011

Utilities -- natural gas (0.2%)
ONEOK                                         220,900          6,167,528

Utilities -- telephone (2.7%)
BellSouth                                     319,100          8,558,262
Citizens Communications                       132,700          1,897,610
KT ADR                                        215,350(c)       4,662,328
Orius                                           4,304(b,h,l)          --
SBC Communications                            808,100         20,339,877
Sprint                                        177,000          4,037,370
Verizon Communications                        765,100         31,545,073
Total                                                         71,040,520

Total common stocks
(Cost: $1,463,064,192)                                    $1,705,828,473

Preferred stocks & other (--%)
Issuer                                        Shares            Value(a)

Mexico Value Recovery Series C
  Rights                                    2,000,000(b,c,l)     $41,400
Mexico Value Recovery Series D
  Rights                                    2,000,000(b,c,l)      51,000
Mexico Value Recovery Series E
  Rights                                    2,000,000(b,c,l)      44,000
Orius Tranche Series A
  Warrants                                      4,769(b,h,l)          --
Orius Tranche Series B
  Warrants                                      5,020(b,h,l)          --
Orius Tranche Series C
  Warrants                                     11,155(b,h,l)          --
Paxson Communications
  13.25% Pay-in-kind                               --(e)           1,195
Pegasus Satellite
  12.75% Cm Pay-in-kind
   Series B                                         2(e)              16
Xerox
  6.25% Cv                                         5,390         738,969

Total preferred stocks & other
(Cost: $540,890)                                                $876,580

Bonds (35.0%)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Foreign government (0.4%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25%             3,005,000(c)      $4,410,265
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38              2,505,000(c)       2,732,955
United Mexican States
  (U.S. Dollar)
   03-03-15               6.63              2,165,000(c)       2,284,075
Total                                                          9,427,295

U.S. government obligations & agencies (9.7%)
Federal Home Loan Bank
   05-22-06               2.88              7,120,000          7,101,994
   12-17-07               3.25              1,240,000          1,229,596
Federal Home Loan Mtge Corp
   07-15-06               5.50              8,000,000          8,302,328
   07-15-09               4.25                800,000            810,719
   01-15-12               5.75             20,350,000         22,013,246
   11-15-13               4.88             15,825,000         16,077,251
Federal Natl Mtge Assn
   05-15-08               6.00             13,985,000         15,044,252
   05-15-11               6.00                 30,000             32,827

See accompanying notes to investments in securities.

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43 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Managed Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

U.S. government obligations & agencies (cont.)
U.S. Treasury
   02-28-05               1.50%            $6,400,000         $6,390,253
   05-31-05               1.25              4,950,000          4,922,181
   08-31-05               2.00             18,874,000         18,798,806
   11-15-05               5.75              3,800,000          3,909,102
   12-31-05               1.88              9,220,000          9,138,965
   11-15-06               3.50             19,500,000         19,682,813
   11-15-09               3.50             32,920,000(o)      32,621,679
   11-15-14               4.25             12,480,000         12,372,747
   08-15-23               6.25             35,848,000(n)      41,132,783
   02-15-26               6.00             33,925,000         38,013,233
   02-15-31               5.38              1,315,000          1,384,038
Total                                                        258,978,813

Commercial mortgage-backed(f)/
Asset-backed securities (3.4%)
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55              1,500,000(g)       1,503,893
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00              1,500,000(g)       1,487,345
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98              1,200,000(g)       1,184,626
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94              1,300,000          1,306,864
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00              3,340,363          3,296,303
  Series 2004-PWR5 Cl A5
   07-11-42               4.98              1,600,000          1,595,968
  Series 2004-T16 Cl A3
   02-13-46               4.03                960,000            944,750
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46                674,996(d)         684,145
Centex Home Equity
  Series 2004-A Cl AF3
   04-25-28               3.26                900,000            895,679
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10               3.10              2,450,000          2,402,653
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               2.32              1,660,000(d,m)     1,647,218
  Series 2004-LB3A Cl A2
   07-10-37               4.71              2,300,000          2,347,610
  Series 2004-LB3A Cl A3
   07-10-37               5.09              3,300,000          3,401,060
  Series 2004-LB3A Cl A5
   07-10-37               5.44              2,050,000(m)       2,120,992
Countrywide Home Equity Loan Trust
  Series 2004-1 Cl 1A (AMBAC)
   02-15-34               2.38              3,940,792(g,m)     3,945,718
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52              1,550,000          1,523,487
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12              2,050,000          2,033,498
  Series 2004-C3 Cl A2
   07-10-39               4.43              2,000,000          2,015,773
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26              1,400,000          1,445,606
  Series 2004-C2 Cl A3
   05-15-41               5.39              2,550,000(m)       2,613,686
  Series 2004-CBX Cl A3
   01-12-37               4.18              1,000,000            997,718
  Series 2004-CBX Cl A5
   01-12-37               4.65              1,500,000          1,493,197
  Series 2004-CBX Cl A6
   01-12-37               4.90              1,900,000          1,888,177
  Series 2004-PNC1 Cl A2
   06-12-41               4.56              2,000,000          2,034,957
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              2,500,000          2,627,555
  Series 2002-C4 Cl A2
   06-15-07               4.02              3,000,000          3,009,161
  Series 2002-C4 Cl A5
   09-15-31               4.85              1,000,000          1,011,589
  Series 2002-C8 Cl A3
   11-15-27               4.83                 75,000             75,935
  Series 2003-C3 Cl A2
   05-15-27               3.09              3,700,000          3,600,883
  Series 2003-C7 Cl A2
   09-15-27               4.06                200,000            199,527
  Series 2003-C8 Cl A2
   11-15-27               4.21              2,415,000          2,424,877
  Series 2003-C8 Cl A4
   11-15-32               5.12                900,000            917,298
  Series 2004-C2 Cl A2
   03-15-29               3.25              2,680,000          2,588,907
  Series 2004-C4 Cl A2
   06-15-29               4.57              2,050,000          2,087,097
  Series 2004-C4 Cl A4
   06-15-29               5.31              1,300,000(m)       1,342,933
  Series 2004-C6 Cl A2
   08-15-29               4.19              1,900,000          1,893,046
  Series 2004-C7 Cl A2
   10-15-29               3.99              1,600,000          1,582,704
  Series 2004-C8 Cl A2
   12-15-29               4.20              2,000,000(j)       1,995,859
  Series 2004-C8 Cl A6
   12-15-29               4.80              2,500,000(j)       2,474,512
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40              1,450,000(g,j)     1,450,000
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               4.04                750,000(d,m)       742,090
  Series 2004-2 Cl M
   10-20-10               2.44                800,000(m)         800,368
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              1,300,000          1,289,273
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              3,132,900          3,002,199
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,420,000          2,420,871
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90              1,000,000            994,688
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                610,000            604,121
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86              1,494,975(g)       1,504,842
Saxon Asset Securities Trust
  Series 2004-3 Cl A2
   12-26-34               2.36              1,953,578          1,953,831
WFS Financial Owner Trust
  Series 2002-2 Cl A4 (FSA)
   02-20-10               4.50              1,300,000(g)       1,315,609
  Series 2004-3 Cl A3
   03-17-09               3.30              1,350,000          1,346,830
Total                                                         90,067,528

Mortgage-backed securities (14.4%)(f,q)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.29              2,218,482(i)       2,238,616
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              2,329,432          2,386,131
Bank of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.05              1,020,685(i)         979,469
  Series 2004-F Cl B1
   07-25-34               4.16              1,843,440(i)       1,769,961
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              1,777,358          1,773,135
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.67                974,514(i)         961,884
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.45              1,170,998(i)       1,150,272

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Managed Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Home Loan Mtge Corp
   05-01-13               4.50%            $1,804,348         $1,818,233
   07-01-15               7.50                165,119            175,224
   04-01-17               6.00              5,774,178          6,053,517
   05-01-18               5.50              2,365,917          2,441,990
   06-01-18               5.50                559,954            580,034
   08-01-18               5.00              7,882,379          8,002,835
   10-01-18               5.00              6,943,408          7,045,675
   01-01-19               5.50                842,658            869,753
   04-01-22               6.50              7,155,400          7,526,370
   10-01-22               6.50                829,132            872,133
   11-01-22               8.00                 34,017             37,173
   10-01-23               5.50              8,619,760          8,797,251
   12-01-23               6.00              4,283,940          4,441,260
   08-01-24               8.00                 93,549            101,813
   12-01-30               5.50              3,918,875          3,981,107
   04-01-32               6.00              2,255,227          2,327,362
   04-01-32               7.00                951,650          1,009,299
   05-01-32               6.50              6,188,661          6,513,120
   07-01-32               6.50                272,459            285,816
   03-01-33               6.50                674,111            710,579
   04-01-33               6.00              3,125,131          3,248,277
   08-01-33               6.50              1,695,976          1,779,052
   09-01-33               4.56              2,326,741(i)       2,312,082
   12-01-33               5.00              2,758,009          2,731,912
   08-01-34               5.20              2,268,947(i)       2,282,171
  Collateralized Mtge Obligation
   02-15-27               5.00              2,700,000          2,752,476
   10-15-27               5.00              7,250,000          7,353,737
   06-15-28               5.00              4,500,000          4,567,444
   11-15-28               4.50              1,982,218          1,986,183
   01-15-33               5.00              1,186,296          1,185,529
   02-15-33               5.50              2,423,982          2,492,065
   07-25-43               7.00              1,861,140          1,970,482
  Interest Only
   02-15-14               7.40              1,029,542(k)          79,017
   10-15-22              14.56              4,032,564(k)         332,394
Federal Natl Mtge Assn
   06-01-10               6.50                939,417            986,683
   08-01-11               8.50                584,188            621,042
   08-25-12               4.72                320,000            319,602
   01-01-13               4.92              2,905,046          2,953,574
   02-01-13               4.87              1,750,388          1,773,648
   10-01-13               5.11              4,046,003          4,133,634
   11-01-13               5.39              2,474,567          2,575,582
   03-01-14               4.60              1,983,023          1,955,836
   04-01-14               5.50              7,088,252          7,333,038
   08-01-15               5.50                232,957            241,110
   08-01-16               6.50                586,273            621,724
   11-01-16               6.00                288,312            302,194
   03-01-17               6.50              1,275,318          1,352,435
   04-01-17               5.50              1,050,351          1,084,916
   06-01-17               6.00                311,452            326,417
   06-01-17               6.50                319,950            339,260
   08-01-17               6.50              1,608,550          1,705,633
   02-01-18               6.00                630,553            660,849
   04-01-18               4.50              1,432,553          1,426,757
   05-01-18               6.00              4,722,225          4,953,540
   06-01-18               4.50              3,294,230          3,280,902
   06-01-18               5.00              2,469,565          2,510,132
   08-01-18               4.50              3,659,943          3,644,360
   09-01-18               5.50              5,606,753          5,807,447
   10-01-18               4.50              1,028,297          1,024,136
   11-01-18               7.00                474,953            504,003
   12-01-18               6.00              1,035,903          1,090,540
   02-01-19               5.00              5,349,321          5,428,189
   04-01-22               8.00                174,274            189,985
   08-01-22               7.00                544,978            579,776
   01-01-23               6.50                602,124            633,878
   02-01-23               7.00                777,560            827,210
   04-01-23               8.50                389,538            428,821
   07-01-23               5.00              2,187,685          2,192,417
   07-01-23               5.50              3,133,689          3,196,730
   08-01-23               5.50              3,591,847          3,664,188
   09-01-23               5.50              3,756,045          3,831,605
   12-01-23               5.50              2,446,703          2,495,924
   05-01-24               6.00              1,332,841          1,382,138
   06-01-24               9.00                235,556            261,595
   02-01-25               8.50                115,012            126,441
   05-01-25               8.50                243,713            267,930
   08-01-25               7.50                 34,238             36,819
   11-01-25               7.50                385,304            414,345
   03-01-26               7.00                555,259            591,108
   07-01-28               5.50              1,332,070          1,353,005
   11-01-28               5.00                786,702            778,603
   11-01-28               5.50                476,033            483,514
   12-01-28               5.50              2,723,125          2,765,921
   12-01-28               6.00                367,508            381,855
   02-01-29               7.00              1,061,534          1,130,069
   03-01-29               6.50                104,262            109,671
   04-01-29               5.00              2,922,899          2,893,624
   07-01-29               7.00              1,445,102          1,534,516
   08-01-29               7.00                452,606            480,610
   05-01-32               7.00                319,839            339,233
   05-01-32               7.50                319,310            342,277
   08-01-32               6.50                503,428            530,175
   08-01-32               7.00                476,240            505,410
   09-01-32               6.50                709,173            744,651
   10-01-32               5.50                597,794            606,207
   10-01-32               7.00                870,473            923,257
   11-01-32               5.00                598,204            592,333
   11-01-32               7.50                784,825            840,544
   12-01-32               7.00              2,164,337          2,295,578
   02-01-33               5.00              4,068,954          4,027,064
   02-01-33               5.50              2,262,228          2,292,088
   03-01-33               5.50              9,007,815          9,156,018
   03-01-33               6.00              4,530,044          4,708,049
   04-01-33               5.50              4,945,806          5,030,148
   04-01-33               6.00             10,073,516         10,451,983
   05-01-33               5.50              5,246,812          5,330,779
   05-01-33               6.00              2,926,156          3,028,460
   07-01-33               5.00              4,720,962          4,669,885
   07-01-33               5.50              3,104,550          3,145,529
   01-01-34               5.00              1,180,246          1,168,425
   01-01-34               6.00              2,196,958          2,270,456
   03-01-34               5.00             14,742,236         14,582,738
   04-01-34               5.00                542,341            536,321
   05-01-34               6.50              5,591,463          5,871,473
   08-01-34               4.53              6,264,966(i)       6,254,065
   09-01-34               4.85              3,210,616(i,j)     3,250,452
   12-01-34               6.00              4,625,000(j)       4,770,965
   12-01-34               6.50             12,600,000(j)      13,210,343
   01-01-35               6.00              8,700,000(j)       9,007,196
  Collateralized Mtge Obligation
   05-25-16               4.00              2,900,000          2,898,776
   07-25-26               5.50              7,000,000          7,205,381
   12-25-26               8.00              1,420,287          1,525,567
   06-25-44               7.50              1,866,298          2,001,698
  Interest Only
   12-25-12              13.29                964,795(k)          54,683
   12-25-31               1.19              2,647,102(k)         544,441
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.46              2,384,362(m)       2,427,567
  Series 2004-FA1 Cl 1A1
   10-25-34               6.25              5,242,985          5,406,947
Govt Natl Mtge Assn
   12-15-08               7.00              1,529,079          1,607,666
   05-15-33               6.00              1,794,742          1,858,460
   07-15-33               5.00              3,173,631          3,164,081
   10-15-33               5.00              5,020,857          5,004,182
   10-15-33               5.50              2,683,235          2,733,523
   03-20-34               6.50              1,522,640          1,605,915
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00                365,839(k)          46,888
GSR Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50              1,762,902          1,800,580
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39              1,461,644(i)       1,423,891
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.45              1,467,821(i)       1,446,802
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00              3,271,627          3,352,894
  Series 2004-7 Cl 8A1
   08-25-19               5.00              5,205,556          5,235,904
  Series 2004-8 Cl 7A1
   09-25-19               5.00              2,544,423          2,560,682
Structured Adjustable Rate Mtge Loan
  Series 2004-3AC
   03-25-34               4.94              1,843,941(i)       1,832,822
  Series 2004-5 Cl B1
   05-25-34               4.63              1,323,137(i)       1,306,677
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              6,095,678          6,108,032

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Managed Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50%              $254,210           $251,536
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              2,756,098          2,879,262
Total                                                        388,679,273

Aerospace & defense (--%)
L-3 Communications
   06-15-12               7.63                495,000            540,788
   07-15-13               6.13                125,000            128,750
Total                                                            669,538

Automotive & related (0.1%)
DaimlerChrysler NA Holding
   11-15-13               6.50              1,154,000          1,230,891
Ford Motor
   02-01-29               6.38                215,000            188,167
Total                                                          1,419,058

Banks and savings & loans (0.8%)
Bank United
   03-15-09               8.00              3,500,000          4,003,206
Banknorth Group
  Sr Nts
   05-01-08               3.75              1,195,000          1,183,707
US Bank NA Minnesota
   08-01-11               6.38              1,165,000          1,287,318
Wachovia Bank NA
  Sub Nts
   11-01-14               4.80              2,385,000          2,336,964
Washington Mutual Bank FA
  Sub Nts
   08-15-14               5.65              5,560,000          5,669,643
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              5,655,000          6,263,732
Total                                                         20,744,570

Beverages & tobacco (--%)
Cott Beverages

   12-15-11               8.00                310,000            337,125

Building materials & construction (--%)
Associated Materials
   04-15-12               9.75                170,000            194,650
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                205,000            222,938
Total                                                            417,588

Cable (0.4%)

Comcast
   03-15-11               5.50              7,490,000          7,797,688
CSC Holdings
  Sr Nts
   12-15-07               7.88                290,000            308,850
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                355,000            400,263
Echostar DBS
   10-01-14               6.63                145,000(d)         146,813
  Sr Nts
   10-01-08               5.75                230,000            233,163
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                575,000(c)         629,625
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                290,000(c)         299,425
Total                                                          9,815,827

Cellular telecommunications (0.1%)
Nextel Communications
  Sr Nts
   10-31-13               6.88                690,000            745,200
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-12               7.25                 55,000(c,d)        57,131
US Cellular
  Sr Nts
   12-15-33               6.70              2,370,000          2,366,305
Total                                                          3,168,636

Chemicals (0.1%)
Airgas
   10-01-11               9.13                225,000            252,000
BCP Caylux Holdings Luxembourg
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                140,000(c,d)       157,150
Compass Minerals Group
   08-15-11              10.00                305,000            341,600
Georgia Gulf
  Sr Nts
   12-15-13               7.13                428,000            455,820
Lubrizol
  Sr Nts
   10-01-09               4.63                465,000            461,104
   10-01-14               5.50                465,000            458,718
MacDermid
   07-15-11               9.13                175,000            193,375
Total                                                          2,319,767

Energy (0.1%)
Chesapeake Energy
  Sr Nts
   06-15-14               7.50                 95,000            104,975
   08-15-14               7.00                295,000            318,600
   01-15-16               6.88                 40,000             42,200
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                485,000            494,700
Newfield Exploration
  Sr Nts
   03-01-11               7.63                 50,000             56,625
  Sr Sub Nts
   08-15-12               8.38                880,000            990,000
Peabody Energy
  Series B
   03-15-13               6.88                655,000            704,125
Total                                                          2,711,225

Energy equipment & services (0.3%)
Grant Prideco Escrow
   12-15-09               9.00                245,000            272,563
Halliburton
   10-15-10               5.50              6,165,000          6,450,433
Key Energy Services
  Series C
   03-01-08               8.38                210,000            219,975
Pride Intl
  Sr Nts
   07-15-14               7.38                140,000(d)         155,050
Total                                                          7,098,021

Finance companies (0.5%)
Citigroup
  Sub Nts
   09-15-14               5.00              8,180,000(d)       8,124,082
GMAC
   09-15-11               6.88              3,865,000          3,942,296
Total                                                         12,066,378

Financial services (0.3%)
KFW Intl Finance
   10-17-05               2.50              6,250,000          6,220,469
Pricoa Global Funding I
   06-15-08               4.35              2,880,000(d)       2,911,104
Total                                                          9,131,573

Food (--%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                250,000(c)         281,250

Health care services (0.3%)
Cardinal Health
   06-15-15               4.00              6,420,000          5,629,498
HCA
  Sr Nts
   03-15-14               5.75                685,000            655,965
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                395,000            413,763
Triad Hospitals
  Sr Nts
   05-15-12               7.00                300,000            316,500
Total                                                          7,015,726

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
46 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Managed Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Home building (0.1%)
DR Horton
   12-01-07               7.50%              $225,000           $245,250
   01-15-09               5.00                410,000            414,099
   07-01-13               5.88                265,000            267,650
  Sr Nts
   09-15-14               5.63                205,000            204,488
Meritage Homes
   06-01-11               9.75                215,000            239,188
Total                                                          1,370,675

Household products (0.1%)
Clorox
   01-15-10               4.20              2,000,000(d,j)     1,998,240

Industrial services (--%)
Allied Waste North America
   04-15-11               6.38                175,000            165,375

Insurance (0.7%)
ASIF Global Financing XIX
   01-17-13               4.90             13,250,000(d)      13,306,578
Prudential Financial
   09-20-14               5.10              5,445,000          5,378,440
Total                                                         18,685,018

Leisure time & entertainment (0.2%)
Time Warner
   05-15-29               6.63              4,035,000          4,227,312

Lodging & gaming (0.1%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                120,000            131,100
   04-15-14               6.75                180,000            189,450
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13                665,000            768,075
Hilton Hotels
   12-01-12               7.63                495,000            574,200
MGM Mirage
   10-01-09               6.00                265,000            271,294
  Sr Nts
   02-27-14               5.88                115,000            113,131
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12               8.00                310,000            338,675
Station Casinos
  Sr Nts
   04-01-12               6.00                345,000            355,350
Total                                                          2,741,275

Machinery (--%)
Joy Global
  Series B
   03-15-12               8.75                150,000            169,500

Media (0.4%)
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                140,000(c)         154,175
Dex Media East LLC/Finance
   11-15-09               9.88                 75,000             84,281
  Sr Nts Series B
   08-15-10               8.50                115,000            128,225
Emmis Operating
   05-15-12               6.88                225,000            235,688
Gray Television
   12-15-11               9.25                325,000            364,813
Lamar Media
   01-01-13               7.25                530,000            572,400
News America
   12-15-14               5.30              6,410,000(d,j)     6,405,384
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                 95,000(c)         109,250
Radio One
  Series B
   07-01-11               8.88                350,000            381,500
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                475,000(c)         515,375
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                300,000            319,500
United Artists Theatre
   07-01-15               9.30              1,665,432          1,698,741
Total                                                         10,969,332

Metals (--%)
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                235,000(c)         237,350

Multi-industry (--%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                810,000(c)         905,096

Paper & packaging (0.1%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-12               7.25                175,000(c,d)       175,000
Ball
   12-15-12               6.88                365,000            394,200
Boise Cascade LLC
  Sr Sub Nts
   10-15-14               7.13                250,000(d)         261,250
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                175,000(c)         186,375
Crown Paper
  Sr Sub Nts
   09-01-05              11.00              1,000,000(b,h,l)          --
Georgia-Pacific
   02-01-10               8.88                270,000            315,225
  Sr Nts
   07-15-08               7.38                450,000            489,375
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                190,000            210,425
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                365,000(c)         381,425
Owens-Illinois Glass Container
   05-15-11               7.75                340,000            367,200
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                310,000            320,850
Stone Container
  Sr Nts
   02-01-08               9.25                195,000            216,450
Total                                                          3,317,775

Real estate (0.1%)
Archstone-Smith OPR Trust
   08-15-14               5.63              1,940,000          1,983,398
Host Marriott LP
  Sr Nts
   08-15-12               7.00                140,000(d)         147,700
Total                                                          2,131,098

Retail -- drugstores (0.1%)
CVS
   09-15-14               4.88              2,050,000          2,019,307

Retail -- general (0.1%)
Flooring America
  Series B
   10-15-07               9.25              1,849,000(b,h,l)          --
May Department Stores
   07-15-14               5.75              3,300,000(d)       3,357,364
William Carter
  Series B
   08-15-11              10.88                190,000            210,900
Total                                                          3,568,264

Telecom equipment & services (0.5%)
Qwest
   03-15-12               9.13                250,000(d)         285,313
Sprint Capital
   11-15-28               6.88              4,880,000          5,185,459
TELUS
  (U.S. Dollar)
   06-01-11               8.00              6,282,500(c)       7,352,032
Total                                                         12,822,804

Textiles & apparel (0.1%)
Jones Apparel Group
   11-15-09               4.25              1,905,000(d)       1,889,064
   11-15-14               5.13              1,900,000(d)       1,863,032
Total                                                          3,752,096

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
47 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Managed Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Utilities -- electric (0.7%)
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50%              $350,000           $361,509
Dayton Power & Light
  1st Mtge
   10-01-13               5.13              2,050,000(d)       2,058,528
DPL
  Sr Nts
   09-01-11               6.88                400,000            435,000
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                395,000            416,591
FirstEnergy
  Series B
   11-15-11               6.45              2,445,000          2,619,084
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30                740,000(d)         793,872
IPALCO Enterprises
   11-14-08               8.38                375,000            421,875
   11-14-11               8.63                595,000            666,400
Metropolitan Edison
   03-15-13               4.95              2,695,000          2,654,003
  1st Mtge
   04-01-14               4.88              1,230,000          1,194,920
Northern States Power
  1st Mtge
   08-01-10               4.75                190,000            192,360
NorthWestern Energy
  11-01-14                5.88                215,000(d)         219,323
Potomac Edison
   1st Mtge
   11-15-14               5.35              1,035,000(d)       1,022,052
Progress Energy
  1st Mtge
   03-01-13               4.80              2,370,000          2,351,538
Tampa Electric
   08-15-12               6.38              1,165,000          1,263,366
TXU
   11-15-14               5.55                425,000(d)         418,391
Westar Energy
  1st Mtge
   07-01-14               6.00              2,235,000          2,374,156
Total                                                         19,462,968

Utilities -- natural gas (0.1%)
ANR Pipeline
   03-15-10               8.88                180,000            202,950
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                255,000            276,675
Northwest Pipeline
   03-01-10               8.13                580,000            647,425
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                235,000            258,500
Southern Natural Gas
   03-15-10               8.88                290,000            326,975
Southern Star Central
   08-01-10               8.50                155,000            172,825
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                470,000            521,700
Total                                                          2,407,050

Utilities -- telephone (0.7%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00              6,750,000(c,d)     6,424,522
Verizon New York
  Series B
   04-01-32               7.38              2,670,000          2,962,071
Verizon Pennsylvania
  Series A
   11-15-11               5.65             10,060,000         10,490,669
Total                                                         19,877,262

Total bonds
(Cost: $933,722,576)                                        $935,176,988

Short-term securities (3.4%)(p)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (1.9%)
Federal Home Loan Bank Disc Nt
   12-06-04               1.78%            $3,300,000         $3,299,021
Federal Natl Mtge Assn Disc Nts
   12-07-04               1.84             16,700,000         16,694,024
  12-21-04                1.97             15,300,000         15,282,417
   01-14-05               2.15             15,000,000         14,959,875
Total                                                         50,235,337

Commercial paper (1.6%)
Fairway Finance
   12-27-04               2.14             15,000,000         14,975,925
Kitty Hawk Funding
   01-10-05               2.19              4,200,000          4,189,572
   01-18-05               2.14             10,000,000          9,970,948
Ranger Funding LLC
   12-01-04               2.07              6,500,000          6,499,626
   12-09-04               1.92              6,200,000          6,197,024
Total                                                         41,833,095

Total short-term securities
(Cost: $92,072,752)                                          $92,068,432

Total investments in securities
(Cost: $2,489,400,410)(r)                                 $2,733,950,473

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Managed Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Nov. 30, 2004, the value of foreign securities represented 6.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $55,250,396 or 2.1% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     FSA    --   Financial Security Assurance

     AMBAC  --   American Municipal Bond Association Corporation

(h)  Negligible market value.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(j) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $44,678,394.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2004.

(l) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Nov. 30, 2004, is as follows:

     Security                                  Acquisition                Cost
                                                  dates
     Crown Paper
        11.00% Sr Sub Nts 2005                  03-03-00            $  580,109
     Flooring America
        9.25% Series B 2007              10-09-97 thru 12-17-02      2,058,360
     Mexico Value Recovery Series C
        Rights                                  08-08-02                    --
     Mexico Value Recovery Series D
        Rights                                  08-08-02                    --
     Mexico Value Recovery Series E
        Rights                                  08-08-02                    --
     Orius                                      03-22-01               592,000
     Orius Tranche A
        Warrants                                04-22-04                    --
     Orius Tranche B
        Warrants                                04-22-04                    --
     Orius Tranche C
        Warrants                                04-22-04                    --

--------------------------------------------------------------------------------
49 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Managed Fund

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(n) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                         Notional amount
     Purchase contract
     U.S. Long Bond, March 2005, 20-year                          $20,400,000

     Sale contracts
     U.S. Treasury Notes, Dec. 2004, 5-year                        24,400,000
     U.S. Treasury Notes, Dec. 2004, 10-year                        9,900,000
     U.S. Treasury Notes, March 2005, 5-year                          600,000
     U.S. Treasury Notes, March 2005, 10-year                      66,200,000

(o) At Nov. 30, 2004, security was partially or fully on loan.

(p) Cash collateral received from security lending activity is invested in short-term securities and represents 0.6% of net assets. 2.8% of net assets is the Fund's cash equivalent position.

(q) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2004:

     Security                 Principal  Settlement    Proceeds         Value
                               amount       date      receivable
     Federal Natl Mtge Assn
        12-01-19 4.50%      $ 3,100,000   12-16-04    $ 3,083,047  $ 3,078,688
        12-01-19 5.00         4,855,000   12-16-04      4,927,066    4,917,193
        12-01-34 5.50        22,765,000   12-13-04     23,131,820   23,006,764
        01-01-35 5.00        12,000,000    1-13-05     11,887,500   11,805,000

(r) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $2,489,400,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $288,133,000
     Unrealized depreciation                                      (43,583,000)
                                                                  -----------
     Net unrealized appreciation                                 $244,550,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
50 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - New Dimensions Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.3%)
Issuer                                        Shares            Value(a)

Aerospace & defense (2.9%)
Lockheed Martin                               592,900        $36,072,036
Northrop Grumman                              552,000         31,094,160
United Technologies                           177,000         17,271,660
Total                                                         84,437,856

Airlines (0.3%)
AMR                                           610,000(b)       5,508,300
Northwest Airlines                            275,300(b)       2,819,072
Total                                                          8,327,372

Banks and savings & loans (1.4%)
Bank of America                               901,000         41,689,270

Beverages & tobacco (1.5%)
PepsiCo                                       886,200         44,230,242

Cellular telecommunications (0.5%)
Vodafone Group ADR                            589,900(c)      16,086,573

Computer hardware (7.0%)
Apple Computer                                711,800(b)      47,726,190
Cisco Systems                               2,377,200(b)      44,477,412
Dell                                        2,175,200(b)      88,139,104
EMC                                         1,943,600(b)      26,083,112
Total                                                        206,425,818

Computer software & services (9.8%)
Electronic Arts                               296,700(b,d)    14,508,630
Google Cl A                                    19,800(b)       3,623,400
Intl Business Machines                        396,100         37,328,464
Juniper Networks                            1,465,800(b)      40,353,474
Microsoft                                   3,937,900        105,575,098
SAP ADR                                       435,100(c)      19,361,950
Symantec                                    1,029,300(b)      65,679,633
Total                                                        286,430,649

Electronics (3.5%)
Advanced Micro Devices                        395,700(b)       8,420,496
Intel                                       1,970,100         44,031,735
Maxim Integrated Products                     434,600         17,801,216
Samsung Electronics                            81,500(c)      33,789,838
Total                                                        104,043,285

Energy (8.6%)
Apache                                        949,500         51,329,970
ChevronTexaco                                 779,600         42,566,160
ConocoPhillips                                494,200         44,967,258
Exxon Mobil                                 2,198,696        112,683,170
Total                                                        251,546,558

Energy equipment & services (3.3%)
Halliburton                                   593,200         24,528,820
Schlumberger                                  664,800         43,630,824
Smith Intl                                    193,700(b)      11,732,409
Transocean                                    427,000(b)      17,195,290
Total                                                         97,087,343

Environmental services (0.6%)
Waste Management                              549,600         16,383,576

Finance companies (3.0%)
Citigroup                                   1,976,233         88,436,427

Financial services (3.2%)
Fannie Mae                                    430,200         29,554,740
Goldman Sachs Group                           197,200         20,658,672
MBNA                                          777,225         20,643,096
SLM                                           451,775(d)      23,117,327
Total                                                         93,973,835

Health care products (12.4%)
Amgen                                         752,900(b)      45,204,116
Biogen Idec                                   258,000(b)      15,139,440
Boston Scientific                           1,182,100(b)      41,148,901
Eli Lilly & Co                                493,600         26,323,688
Gilead Sciences                               590,400(b)      20,345,184
Johnson & Johnson                           1,181,550         71,271,096
Medtronic                                     495,800         23,823,190
Novartis ADR                                  296,400(c)      14,242,020
Pfizer                                      3,164,050         87,865,668
St Jude Medical                                99,300(b)       3,787,302
Stryker                                       317,500         13,966,825
Total                                                        363,117,430

Health care services (3.3%)
UnitedHealth Group                          1,186,300         98,284,955

Household products (2.1%)
Procter & Gamble                            1,182,400         63,234,752

Industrial transportation (1.4%)
United Parcel Service Cl B                    482,700         40,619,205

Insurance (3.0%)
AFLAC                                         338,400         12,730,608
American Intl Group                         1,181,400         74,841,690
Total                                                         87,572,298

Investment companies (0.4%)
iShares Russell 1000
   Growth Index Fund                          275,900(d)      13,105,250

Leisure time & entertainment (1.1%)
Carnival                                      590,200         31,286,502

Lodging & gaming (0.7%)
Intl Game Technology                          590,100         20,860,035

Machinery (2.7%)
Deere & Co                                    529,800         38,002,554
Illinois Tool Works                           450,800(d)      42,478,884
Total                                                         80,481,438

Media (3.9%)
eBay                                          593,100(b)      66,694,095
Time Warner                                   794,000(b)      14,061,740
Univision Communications Cl A                 195,200(b)       5,875,520
Yahoo!                                        787,700(b)      29,633,274
Total                                                        116,264,629

Metals (0.7%)
Alcoa                                         632,000         21,475,360

Multi-industry (4.9%)
3M                                            492,500         39,198,075
Danaher                                       147,000          8,361,360
General Electric                            2,765,700         97,795,152
Total                                                        145,354,587

Restaurants (1.8%)
McDonald's                                    848,300         26,076,742
Starbucks                                     474,800(b)      26,712,248
Total                                                         52,788,990

Retail -- general (6.0%)
Best Buy                                      206,200         11,625,556
Home Depot                                    664,650         27,749,138
Staples                                       305,600          9,751,696
Target                                      1,205,500         61,745,710
Wal-Mart Stores                             1,284,700         66,881,482
Total                                                        177,753,582

Telecom equipment & services (2.9%)
Motorola                                      989,400         19,055,844
QUALCOMM                                    1,580,700         65,788,734
Total                                                         84,844,578

Utilities -- electric (1.7%)
Dominion Resources                            784,100         51,335,027

Utilities -- telephone (0.7%)
Verizon Communications                        494,500         20,388,235

Total common stocks
(Cost: $2,502,821,435)                                    $2,807,865,657

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
51 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - New Dimensions Fund

Short-term securities (6.2%)(e)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (3.2%)
Federal Home Loan Bank Disc Nt
   12-17-04               1.91%           $25,000,000        $24,977,443
Federal Home Loan Mtge Corp Disc Nt
   01-04-05               2.01             30,000,000         29,941,478
Federal Natl Mtge Assn Disc Nts
   12-01-04               1.73             18,700,000         18,699,101
   12-29-04               1.74             20,000,000         19,971,971
Total                                                         93,589,993

Commercial paper (3.0%)
Barclays U.S. Funding
   01-06-05               2.25             10,000,000          9,976,978
Cafco LLC
  01-05-05                2.23              5,000,000          4,988,850
Citigroup Global Markets Holdings
   12-07-04               2.02             11,600,000         11,595,444
   12-08-04               2.02             10,000,000          9,995,511
Jupiter Securitization
   12-02-04               1.93              3,400,000          3,399,635
Morgan Stanley
   12-06-04               1.95             10,000,000          9,996,750
   12-13-04               2.03             10,000,000          9,992,670
Ranger Funding LLC
   12-01-04               2.07              8,200,000          8,199,529
   12-03-04               1.91             20,000,000         19,996,816
Total                                                         88,142,183

Total short-term securities
(Cost: $181,740,264)                                        $181,732,176

Total investments in securities
(Cost: $2,684,561,699)(f)                                 $2,989,597,833

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2004, the value of foreign securities represented 2.8% of net assets.

(d)  At Nov. 30, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.4% of net assets. 4.8% of net assets is the Fund's cash equivalent position.

(f) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $2,684,562,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $ 427,702,000
     Unrealized depreciation                                     (122,666,000)
                                                                 ------------
     Net unrealized appreciation                                $ 305,036,000
                                                                -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
52 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Partners Select Value Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (87.8%)
Issuer                                        Shares            Value(a)

Aerospace & defense (1.7%)
Curtiss-Wright Cl B                             1,000            $58,320
Honeywell Intl                                  3,000            105,990
Titan                                           2,000(b)          32,220
Total                                                            196,530

Automotive & related (3.5%)
AutoNation                                      2,000(b)          37,040
Dana                                            5,000             81,750
GenCorp                                         5,000             84,050
Genuine Parts                                   3,000            130,230
Modine Mfg                                      2,500             80,375
Total                                                            413,445

Banks and savings & loans (0.4%)
First Natl Bankshares of Florida                2,000             51,380

Beverages & tobacco (3.4%)
Allied Domecq ADR                               2,000(c)          80,040
Brown-Forman Cl A                               3,000            149,880
Coca-Cola                                       3,000            117,930
Diageo ADR                                        600(c)          33,804
PepsiAmericas                                   1,000             21,110
Total                                                            402,764

Building materials & construction (0.2%)
Southern Energy Homes                           2,000(b)           9,240
Watts Water Technologies Cl A                     500             15,315
Total                                                             24,555

Cable (5.6%)
Cablevision Systems Cl A                        8,300(b)         177,205
Comcast Cl A                                    1,000(b)          30,040
Cox Communications Cl A                         7,500(b)         260,025
EchoStar Communications Cl A                    6,000(b)         196,740
Total                                                            664,010

Cellular telecommunications (0.6%)
US Cellular                                     1,500(b)          66,375

Chemicals (0.6%)
Ferro                                           2,000             45,760
Hercules                                        2,000(b)          29,800
Total                                                             75,560

Electronics (2.6%)
GrafTech Intl                                   5,000(b)          47,700
Paxar                                           1,000(b)          23,150
Texas Instruments                               3,000             72,540
Thomas & Betts                                  5,000(b)         158,200
Total                                                            301,590

Energy (1.8%)
ConocoPhillips                                    500             45,495
Exxon Mobil                                       500             25,625
Royal Dutch Petroleum                           2,500(c)         143,150
Total                                                            214,270

Engineering & construction (0.5%)
Palm Harbor Homes                               4,000(b)          62,440

Environmental services (3.1%)
Ionics                                          3,000(b)         129,630
Republic Services                               2,000             62,980
Waste Management                                6,000            178,860
Total                                                            371,470

Food (6.1%)
Archer-Daniels-Midland                          5,000            106,000
Cadbury Schweppes ADR                             900(c)          32,400
Campbell Soup                                   1,000             28,530
Corn Products Intl                              1,000             54,420
Del Monte Foods                                 2,000(b)          21,700
Dreyer's Grand Ice Cream
    Holdings                                    1,500            120,345
General Mills                                   2,500            113,725
Hershey Foods                                     500             25,900
HJ Heinz                                        1,000             37,160
Sensient Technologies                           6,500            149,825
WM Wrigley Jr                                     500             34,400
Total                                                            724,405

Furniture & appliances (1.2%)
Thomas Inds                                     3,500            137,130

Health care products (3.1%)
Bristol-Myers Squibb                            1,500             35,250
Eli Lilly & Co                                  2,000            106,660
INAMED                                            400(b)          21,460
Patterson Companies                             2,000(b)          81,720
Pfizer                                          1,800             49,986
Sybron Dental Specialties                       2,000(b)          68,680
Total                                                            363,756

Health care services (1.8%)
Chemed                                          2,400            148,896
Henry Schein                                    1,000(b)          65,180
Total                                                            214,076

Home building (4.5%)
Cavalier Homes                                  8,000(b)          44,240
Champion Enterprises                           11,000(b)         126,280
Fleetwood Enterprises                          13,000(b)         176,150
Skyline                                         4,500            186,075
Total                                                            532,745

Household products (0.5%)
Church & Dwight                                   750             23,415
Energizer Holdings                                800(b)          37,360
Total                                                             60,775

Industrial services (0.8%)
UNOVA                                           4,000(b)          88,640

Industrial transportation (0.5%)
GATX                                            2,000             58,880

Leisure time & entertainment (2.7%)
Coachmen Inds                                   4,000             64,280
Gemstar-TV Guide Intl                          15,000(b)          81,750
Viacom Cl A                                     5,000            177,850
Total                                                            323,880

Lodging & gaming (5.0%)
Aztar                                           8,500(b)         287,470
Gaylord Entertainment                           1,000(b)          35,240
Hilton Hotels                                   2,000             41,320
Kerzner Intl                                    1,500(b,c)        85,455
MGM Mirage                                      2,500(b)         145,750
Total                                                            595,235

Machinery (2.8%)
Clarcor                                         1,000             52,520
CNH Global                                      3,500(c)          65,590
Deere & Co                                      3,000            215,190
Total                                                            333,300

Media (19.6%)
DIRECTV Group                                   3,500(b)          55,965
EW Scripps Cl A                                 2,200            102,828
Fisher Communications                           3,000(b)         141,090
Fox Entertainment Group Cl A                    3,000(b)          88,200
Gray Television                                 2,000             30,000
Grupo Televisa ADR                                500(c)          31,135
Knight-Ridder                                   1,200             81,708
Liberty Media Cl A                             10,000(b)         103,300
Liberty Media Intl Cl A                         4,000(b)         172,240
LIN TV Cl A                                     3,000(b)          54,060
Media General Cl A                              1,800            111,960
New York Times Cl A                             1,200             49,200
News Corp Cl A                                 10,000            176,900
Paxson Communications                           2,000(b)           2,320
Pulitzer                                        4,400            279,884
Reader's Digest Assn                            2,000             28,600
Sinclair Broadcast Group Cl A                  12,000             86,520
Time Warner                                    15,000(b)         265,650
Tribune                                         5,000            216,850
Walt Disney                                     7,000            188,160
Young Broadcasting Cl A                         5,000(b)          48,800
Total                                                          2,315,370

Multi-industry (5.9%)
Cooper Inds Cl A                                4,000            265,240
Crane                                           2,000             60,520
ITT Inds                                        2,500            212,800
Sony ADR                                        1,000(c)          36,360
Vivendi Universal ADR                           4,000(b,c)       117,640
Total                                                            692,560

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
53 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Partners Select Value Fund

Issuer                                        Shares            Value(a)

Paper & packaging (0.4%)
Greif Cl A                                      1,000            $48,360

Retail -- general (1.5%)
CSK Auto                                        7,000(b)         107,380
Neiman Marcus Group Cl A                        1,000             65,310
Total                                                            172,690

Retail -- grocery (1.3%)
Albertson's                                     3,000             75,900
Safeway                                         4,000(b)          77,120
Total                                                            153,020

Utilities -- electric (2.4%)
Allegheny Energy                                2,500(b)          47,850
Aquila                                         12,000(b)          42,000
Duquesne Light Holdings                         1,500             26,460
El Paso Electric                                1,000(b)          17,950
Energy East                                     1,000             25,170
FPL Group                                         500             35,165
Northeast Utilities                             1,000             18,230
NSTAR                                           1,000             50,650
Unisource Energy                                1,000             24,390
Total                                                            287,865

Utilities -- telephone (3.5%)
CenturyTel                                      1,000             32,920
Citizens Communications                         5,000             71,500
Qwest Communications Intl                       7,500(b)          30,000
Sprint                                          7,000            159,670
Telephone & Data Systems                        1,500            116,250
Total                                                            410,340

Total common stocks
(Cost: $9,582,348)                                           $10,357,416

Short-term security (17.8%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nt
   12-20-04               2.08%            $2,100,000         $2,097,573

Total short-term security
(Cost: $2,097,695)                                            $2,097,573

Total investments in securities
(Cost: $11,680,043)(d)                                       $12,454,989

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2004, the value of foreign securities represented 5.3% of net assets.

(d) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $11,680,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $1,007,000
     Unrealized depreciation                                         (232,000)
                                                                     --------
     Net unrealized appreciation                                   $  775,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
54 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Partners Small Cap Value Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.3%)
Issuer                                        Shares            Value(a)

Aerospace & defense (0.9%)
Curtiss-Wright                                 15,200           $905,921
DRS Technologies                                6,800(b)         290,496
Ducommun                                       13,064(b)         331,172
EDO                                             7,973            242,937
MTC Technologies                               14,096(b)         433,311
REMEC                                           9,400(b)          56,682
Total                                                          2,260,519

Airlines (1.5%)
Air France-KLM ADR                             56,650(b,c)     1,065,587
AirTran Airways                                26,401(b)         312,060
Alaska Air Group                               39,000(b)       1,217,969
America West Holdings Cl B                     62,000(b)         360,220
Continental Airlines Cl B                      34,700(b)         386,558
ExpressJet Holdings                            11,800(b)         137,588
SkyWest Airlines                               17,900            340,637
Total                                                          3,820,619

Automotive & related (2.2%)
American Axle & Mfg Holdings                   10,329            301,194
Goodyear Tire & Rubber                         38,000(b)         479,560
Lear                                           15,900            922,200
Lithia Motors Cl A                              6,700            170,046
Myers Inds                                      7,590             85,995
Strattec Security                              11,000(b)         693,000
Tenneco Automotive                             19,629(b)         304,250
Visteon                                       171,800          1,453,427
Wescast Inds Cl A                              17,900(c)         447,518
Winnebago Inds                                 25,300            959,629
Total                                                          5,816,819

Banks and savings & loans (5.0%)
Alabama Natl Bancorp                            6,124            387,221
Alliance Bankshares                             4,475(b)          65,872
Amcore Financial                                3,800            123,614
Bancorp Bank                                   16,110(b)         289,013
Bank of Hawaii                                 21,700          1,053,535
BankUnited Financial Cl A                      14,902(b)         458,087
Berkshire Hills Bancorp                         4,977            181,661
Brookline Bancorp                              16,985            275,157
Capital Corp of the West                        1,074             55,300
Cardinal Financial                             10,285(b)         103,056
Central Pacific Financial                       8,700            290,841
Citizens Banking                               22,911            804,176
City Holding                                    5,200            191,984
Columbia Banking System                         4,885            124,030
Commercial Federal                             13,500            393,255
Community Trust Bancorp                         1,760             58,925
Corus Bankshares                                6,800            330,956
Fidelity Bankshares                             9,037            370,788
First Community Bancorp                        12,650            531,553
First Financial Holdings                        1,300             42,562
First Midwest Bancorp                           7,300            274,042
First Niagara Financial Group                  34,199            493,834
First Oak Brook Bancshares                      3,292            107,978
First Republic Bank                             5,500            282,645
Flagstar Bancorp                                9,600            209,184
Frontier Financial                              2,300             91,678
Hanmi Financial                                 8,600            319,748
Harbor Florida Bancshares                       4,400            154,440
Hudson River Bancorp                            2,500             50,625
IBERIABANK                                      5,375            347,225
Independent Bank                                3,800            114,380
IndyMac Bancorp                                10,979            356,708
Interchange Financial Services                  1,669             44,562
Main Street Banks                               7,966            252,363
Mid-State Bancshares                            3,400            101,456
Millennium Bankshares                          13,982(b)         113,813
NetBank                                        19,784            203,182
Pacific Continental                               153              2,394
Park Natl                                         735             99,960
PFF Bancorp                                    20,281            916,701
Placer Sierra Bancshares                        7,044(b)         164,407
Prosperity Bancshares                           3,878            109,980
Republic Bancorp                               34,635            538,222
Santander BanCorp                               2,090(c)          56,639
Southcoast Financial                            5,052(b)         134,838
Southwest Bancorp of Texas                     13,000            317,980
Sterling Bancorp                                5,530            177,900
Sterling Bancshares                             8,000            116,640
Sun Bancorp                                     2,270(b)          56,410
Texas United Bancshares                         4,695             88,031
Trustmark                                       9,900            304,920
United Community Banks                          7,509            215,208
WesBanco                                        2,800             88,508
West Coast Bancorp                              2,266             59,618
Western Sierra Bancorp                            327(b)          13,080
WSFS Financial                                    956             58,555
Total                                                         13,169,440

Beverages & tobacco (0.1%)
Boston Beer Cl A                                8,500(b)         185,130
NuCO2                                           3,722(b)          92,306
Total                                                            277,436

Broker dealers (0.3%)
Affiliated Managers Group                       7,329(b)         464,512
E*TRADE Financial                              17,200(b)         238,392
Total                                                            702,904

Building materials & construction (3.1%)
Drew Inds                                      21,200(b)         706,172
Eagle Materials                                 1,700            133,229
ElkCorp                                         6,217            184,023
Florida Rock Inds                              23,550          1,325,865
Insituform Technologies Cl A                   53,700(b)       1,253,358
Royal Group Technologies                      188,000(b,c)     1,607,400
Simpson Mfg                                    40,400          1,357,440
Standard-Pacific                                4,850            271,649
Texas Inds                                      9,634            578,040
Tredegar                                        6,300            117,369
Universal Forest Products                       8,026            346,402
USG                                             8,100(b)         265,032
Total                                                          8,145,979

Cable (0.1%)
Insight Communications Cl A                    14,400(b)         121,968
LodgeNet Entertainment                          7,800(b)         120,276
Total                                                            242,244

Cellular telecommunications (0.1%)
Price Communications                           17,000(b)         307,870

Chemicals (1.6%)
Agrium                                         32,209(c)         598,443
Albemarle                                      14,120            562,541
Compass Minerals Intl                           3,400             76,840
Cytec Inds                                      7,300            354,853
FMC                                             1,000(b)          49,550
HB Fuller                                       3,842            109,958
Minerals Technologies                           6,347            421,123
NL Inds                                         3,600             81,324
Penford                                         4,600             77,280
PolyOne                                       163,300(b)       1,507,260
Schulman A                                      5,800            124,410
Terra Inds                                     38,500(b)         315,700
Total                                                          4,279,282

Computer hardware (0.7%)
Adaptec                                        13,800(b)         107,640
Agilysys                                       20,300            335,559
Black Box                                      16,300            695,684
Hutchinson Technology                          11,049(b)         362,076
Insight Enterprises                            15,835(b)         320,342
RadiSys                                         5,000(b)          70,450
Total                                                          1,891,751

Computer software & services (6.8%)
3Com                                          310,000(b)       1,376,400
Autobytel                                      41,106(b)         299,252
Brooktrout                                     33,300(b)         408,258
Ciber                                          27,800(b)         259,374
Citadel Security Software                      25,272(b)         111,424
Digital Insight                                14,600(b)         238,345
EarthLink                                      30,100(b)         326,284
eFunds                                         67,300(b)       1,603,086
Foundry Networks                               50,700(b)         676,845
Intergraph                                     12,500(b)         327,500
InterVideo                                     52,500(b)         591,150
iPass                                          52,300(b)         339,427
Keynote Systems                                 6,000(b)          76,380
Lionbridge Technologies                        89,712(b)         494,313
MAXIMUS                                        30,200(b)         946,166
Mentor Graphics                               103,300(b)       1,296,415

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Partners Small Cap Value Fund

Issuer                                        Shares            Value(a)

Computer software & services (cont.)
NDCHealth                                      15,482           $292,300
Neoware Systems                                57,700(b)         505,452
OPNET Technologies                             25,737(b)         222,368
PEC Solutions                                   3,600(b)          51,084
Pegasus Solutions                               8,400(b)          98,196
Perot Systems Cl A                             77,200(b)       1,235,972
Pervasive Software                             54,500(b)         217,455
PLATO Learning                                 21,100(b)         147,489
PRG-Schultz Intl                               43,293(b)         233,782
Priceline.com                                   7,300(b)         174,251
Progress Software                               6,700(b)         152,090
Reynolds & Reynolds Cl A                       37,900            899,367
Rimage                                         30,900(b)         469,989
SM&A                                           57,600(b)         464,832
SPSS                                           18,700(b)         299,013
SS&C Technologies                               2,400             53,736
Sybase                                         61,700(b)       1,063,091
Take-Two Interactive Software                  10,676(b)         373,126
THQ                                            16,300(b)         349,798
Transaction Systems
    Architects Cl A                            48,200(b)         989,064
Tumbleweed Communications                       4,779(b)          16,727
Tyler Technologies                              7,600(b)          59,584
Ultimate Software Group                         4,347(b)          55,511
VitalWorks                                      5,700(b)          22,971
Total                                                         17,817,867

Electronics (2.9%)
Audiovox Cl A                                  40,000(b)         598,000
Entegris                                       57,900(b)         566,262
ESS Technology                                 49,200(b)         346,860
Fairchild Semiconductor Intl                   19,000(b)         290,700
Franklin Electric                               5,462            222,085
GrafTech Intl                                  55,626(b)         530,672
KEMET                                          51,200(b)         453,632
Littelfuse                                      5,000(b)         195,100
LoJack                                         10,622(b)         111,743
LSI Inds                                        5,500             54,670
Methode Electronics                             7,553             99,700
Molecular Devices                               3,900(b)          82,017
Nu Horizons Electronics                        60,100(b)         498,890
OmniVision Technologies                        32,700(b)         583,368
Park Electrochemical                            4,100             86,469
Photronics                                      4,200(b)          79,128
Power Integrations                              6,363(b)         125,542
ScanSource                                      2,216(b)         143,375
SYNNEX                                          6,900(b)         147,660
Tessera Technologies                           12,644(b)         449,494
Thomas & Betts                                 12,500(b)         395,500
TriQuint Semiconductor                         55,500(b)         240,315
TTM Technologies                               11,500(b)         119,370
Universal Electronics                          10,900(b)         198,925
Viisage Technology                             33,730(b)         272,201
Vishay Intertechnology                         50,900(b)         743,650
Total                                                          7,635,328

Energy (4.0%)
Chesapeake Energy                              63,500          1,143,000
Encore Acquisition                             40,600(b)       1,429,525
Frontier Oil                                   15,255            406,546
Magnum Hunter Resources                        23,400(b)         313,560
Murphy Oil                                     13,700          1,168,747
Parallel Petroleum                              9,963(b)          55,494
Patina Oil & Gas                                8,479            281,503
Petroleum Development                           2,396(b)          98,524
Remington Oil & Gas                            42,600(b)       1,233,270
South Jersey Inds                               2,799            143,897
St Mary Land & Exploration                     25,400          1,091,946
Swift Energy                                   12,200(b)         370,148
Tesoro                                         14,200(b)         470,304
TETRA Technologies                             26,750(b)         813,200
USEC                                           67,000            705,510
Whiting Petroleum                              24,626(b)         838,269
Total                                                         10,563,443

Energy equipment & services (4.0%)
Cimarex Energy                                 31,926(b)       1,282,787
Dril-Quip                                       2,400(b)          57,288
Energy Partners                                17,800(b)         344,786
Ensign Resource Service Group                  58,200(c)       1,211,703
Gulf Island Fabrication                         6,600            140,382
Harvest Natural Resources                      19,400(b)         354,050
Hydril                                          2,802(b)         131,442
Offshore Logistics                              3,300(b)         125,070
Oil States Intl                                39,800(b)         810,726
Patterson-UTI Energy                           13,600            272,000
Range Resources                                53,649          1,112,680
RPC                                            30,700            836,575
SEACOR Holdings                                23,700(b)       1,315,350
Tidewater                                      18,600            631,098
Trican Well Service                             3,600(b,c)       170,756
Unit                                           34,900(b)       1,382,737
W-H Energy Services                             2,425(b)          55,436
Willbros Group                                  6,431(b,c)       115,822
Total                                                         10,350,688

Engineering & construction (0.6%)
Avatar Holdings                                 1,200(b)          56,724
Dycom Inds                                      6,400(b)         186,496
Infrasource Services                            9,996(b)         123,451
Keith Companies                                35,400(b)         603,569
Lennox Intl                                    10,250            184,398
Modtech Holdings                               27,900(b)         227,664
Perini                                          5,700(b)          85,215
Washington Group Intl                             900(b)          35,100
Total                                                          1,502,617

Environmental services (0.1%)
TRC Companies                                   5,130(b)          91,519
Waste Connections                               7,333(b)         249,762
Total                                                            341,281

Finance companies (0.6%)
Accredited Home Lenders
    Holding                                    20,801(b)         893,403
Financial Federal                              10,690(b)         411,137
First Financial Bancorp                         9,400            160,552
Total                                                          1,465,092

Financial services (0.7%)
Advanta Cl B                                   10,800            257,904
CharterMac                                      4,600            111,780
Cohen & Steers                                  8,600            153,854
CompuCredit                                     9,600(b)         230,112
Delphi Financial Group Cl A                     7,300            339,159
Huron Consulting Group                          1,600(b)          33,840
Irwin Financial                                 8,381            223,018
Jones Lang LaSalle                              5,700(b)         204,630
Knight Trading Group Cl A                      28,701(b)         327,478
Total                                                          1,881,775

Food (0.9%)
American Italian Pasta Cl A                    38,371            739,025
Chiquita Brands Intl                           11,200(b)         221,536
CoolBrands Intl                                36,200(b,c)       257,634
Hain Celestial Group                            8,819(b)         171,353
Sensient Technologies                          43,076            992,902
Total                                                          2,382,450

Furniture & appliances (2.0%)
Aaron Rents                                    22,172            537,893
American Woodmark                              21,388            860,439
Ethan Allen Interiors                          14,000            552,300
Hooker Furniture                               24,100            562,735
Natuzzi ADR                                    74,100(c)         826,215
Select Comfort                                 10,646(b)         207,491
Stanley Furniture                              16,700            768,200
Thomas Inds                                    19,800            775,764
Total                                                          5,091,037

Health care products (4.1%)
Abaxis                                          9,969(b)         125,011
Antigenics                                     21,300(b)         200,646
Atrion                                            400             18,088
Bruker BioSciences                             22,300(b)         102,803
Cell Therapeutics                              26,725(b)         199,903
CNS                                            44,500            537,115
Conceptus                                      23,337(b)         208,399
Endo Pharmaceuticals Holdings                  35,100(b)         718,848
Enzon Pharmaceuticals                          18,700(b)         253,198
Haemonetics                                    47,200(b)       1,647,280
Hi-Tech Pharmacal                              20,200(b)         330,270
Intuitive Surgical                              6,800(b)         244,324
Lexicon Genetics                               48,600(b)         341,658
Myriad Genetics                                33,700(b)         648,388
Nabi Biopharmaceuticals                         4,272(b)          61,517
Nutraceutical Intl                             42,700(b)         684,481
Par Pharmaceutical Companies                    1,300(b)          51,298
Perrigo                                        53,000            956,120
PSS World Medical                              19,995(b)         250,217
Renovis                                         9,005(b)         130,573
Sola Intl                                      51,600(b)       1,114,560
Theragenics                                    97,900(b)         411,180
ThermoGenesis                                  38,329(b)         232,657
United Therapeutics                             6,573(b)         289,278
Viasys Healthcare                              28,900(b)         538,118
Vital Signs                                     9,300            347,913
Total                                                         10,643,843

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
56 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Partners Small Cap Value Fund

Issuer                                        Shares            Value(a)

Health care services (3.4%)
Albany Molecular Research                      12,900(b)        $138,288
Allscripts Healthcare Solutions                18,900(b)         186,165
Applera - Celera
    Genomics Group                             18,900(b)         266,112
Centene                                        19,050(b)       1,019,175
Cross Country Healthcare                       46,100(b)         818,275
First Health Group                              6,300(b)         112,266
Genesis HealthCare                             44,500(b)       1,435,124
Gentiva Health Services                        14,800(b)         246,420
Healthcare Services Group                      36,250            751,825
Horizon Health                                 32,100(b)         770,079
Molina Healthcare                              14,700(b)         638,715
Option Care                                    18,200            313,404
Owens & Minor                                   7,000            194,250
PAREXEL Intl                                    6,283(b)         129,618
PRA Intl                                        1,206(b)          27,328
Province Healthcare                            12,300(b)         276,012
Psychiatric Solutions                           2,641(b)          85,965
Radiologix                                     50,212(b)         188,295
Sunrise Senior Living                           4,500(b)         193,275
Symbion                                         4,655(b)          89,190
US Physical Therapy                            48,700(b)         754,850
United Surgical Partners Intl                   5,855(b)         231,097
Total                                                          8,865,728

Home building (0.5%)
Beazer Homes USA                                5,556            688,944
Monaco Coach                                   16,666            331,653
WCI Communities                                13,532(b)         346,690
Total                                                          1,367,287

Household products (1.6%)
CSS Inds                                        2,600             83,538
Elizabeth Arden                                21,670(b)         494,076
Helen of Troy                                  10,251(b,c)       288,463
Inter Parfums                                   5,100             85,323
JAKKS Pacific                                  16,929(b)         315,218
Jarden                                          2,876(b)         110,352
Nature's Sunshine Products                      5,400             90,396
Nu Skin Enterprises Cl A                       53,100          1,193,688
Oneida                                         20,550(b)          51,992
Rayovac                                         3,300(b)          97,944
Tupperware                                     17,600            329,472
Yankee Candle                                  29,900(b)         910,754
Total                                                          4,051,216

Industrial services (0.2%)
Applied Industrial Technologies                 4,116            171,431
Watsco                                          8,000            264,560
Total                                                            435,991

Industrial transportation (3.0%)
Arkansas Best                                   8,100            349,272
ArvinMeritor                                   10,206            224,022
Covenant Transport Cl A                        27,900(b)         536,238
GATX                                            8,700            256,128
Heartland Express                              10,104            221,884
JB Hunt Transport Services                     18,200            731,640
Kirby                                          34,100(b)       1,552,231
Nordic American Tanker
    Shipping                                    6,400(c)         259,200
OMI                                            31,303            668,945
Overseas Shipholding Group                      2,900            190,501
RailAmerica                                    15,200(b)         194,560
SCS Transportation                             15,000(b)         317,250
Sea Containers Cl A                            61,000(c)       1,074,210
Swift Transportation                           17,100(b)         333,279
Wabash Natl                                    38,125(b)         948,169
Total                                                          7,857,529

Insurance (6.9%)
Alleghany                                         714(b)         201,755
American Natl Insurance                        11,000          1,118,150
American Physicians Capital                     9,000(b)         299,790
AMERIGROUP                                     14,500(b)       1,000,500
AmerUs Group                                   12,500            544,625
Arch Capital Group                              3,100(b,c)       120,745
Argonaut Group                                 20,200(b)         401,576
Aspen Insurance Holdings                       27,300(c)         675,675
Assured Guaranty                               97,000(c)       1,786,739
CNA Surety                                     53,300(b)         696,098
Commerce Group                                  5,000            296,950
Donegal Group Cl A                              4,019             86,409
Erie Indemnity Cl A                             7,700            401,786
FBL Financial Group Cl A                       37,000          1,051,540
Hilb Rogal & Hobbs                              1,700             58,973
Hooper Holmes                                 104,500            548,625
Hub Intl                                        7,834(c)         134,823
Infinity Property & Casualty                    8,800            325,600
Navigators Group                                5,027(b)         142,013
NYMAGIC                                         4,205            103,149
Ohio Casualty                                  14,400(b)         309,312
Phoenix Companies                              99,183          1,210,033
ProAssurance                                   30,597(b)       1,194,813
ProCentury                                     20,046            201,462
PXRE Group                                     48,461(c)       1,169,364
Reinsurance Group of America                    8,700            403,854
RLI                                            16,777            698,762
Scottish Re Group                              35,800(c)         823,400
StanCorp Financial Group                        4,801            379,519
UICI                                           10,900            364,060
United Fire & Casualty                          7,400            492,840
Universal American Financial                   57,900(b)         772,965
Total                                                         18,015,905

Investment companies (0.2%)
Apollo Investment                              13,479            198,815
iShares Russell 2000 Value
    Index Fund                                  2,100            398,034
Total                                                            596,849

Leisure time & entertainment (2.9%)
Arctic Cat                                     28,200            753,222
Argosy Gaming                                   8,636(b)         402,092
Brunswick                                      29,100          1,420,661
Callaway Golf                                  50,000            588,000
Handleman                                      14,700            311,640
Head ADR                                      139,000(b,c)       493,450
K2                                             19,520(b)         329,498
Multimedia Games                               48,900(b)         639,612
Radica Games                                   36,100(c)         346,199
RC2                                            37,871(b)       1,184,984
Steiner Leisure                                12,000(b,c)       323,040
Thor Inds                                      20,200            674,680
Topps                                           1,800             17,946
World Wrestling Entertainment                   8,200             98,400
Total                                                          7,583,424

Lodging & gaming (1.8%)
Ameristar Casinos                               4,500            181,125
Bluegreen                                      21,400(b)         340,260
Dover Downs Gaming &
    Entertainment                              59,800            675,142
Kerzner Intl                                   27,700(b,c)     1,578,069
La Quinta                                      51,800(b)         416,990
Lodgian                                       149,300(b)       1,584,073
Total                                                          4,775,659

Machinery (4.4%)
Blyth                                          20,300            594,993
Flowserve                                      50,400(b)       1,271,088
Gardner Denver                                  9,000(b)         309,600
Harsco                                         29,883          1,588,281
IDEX                                           35,500          1,420,000
Joy Global                                      9,000            366,210
Kaydon                                         35,700          1,159,536
Key Technology                                 33,000(b)         314,490
Lincoln Electric Holdings                      28,700          1,030,043
Lindsay Mfg                                     1,869             52,594
Lydall                                         25,440(b)         284,419
MTS Systems                                       683             20,729
Regal-Beloit                                    5,800            163,618
Semitool                                       60,000(b)         537,600
Terex                                          53,143(b)       2,436,075
Total                                                         11,549,276

Media (1.3%)
ADVO                                            7,591            266,520
American Greetings Cl A                        11,900            316,778
Courier                                         7,600            384,408
Entravision Communications Cl A                20,700(b)         169,740
Gray Television                                 8,900            133,500
John H Harland                                  8,400            296,604
Journal Register                               10,268(b)         194,168
Regent Communications                          38,915(b)         222,205
Saga Communications Cl A                        3,923(b)          66,652
Sinclair Broadcast Group Cl A                  13,200             95,172
TiVo                                           11,429(b)          53,831
Valassis Communications                        32,300(b)       1,096,584
Total                                                          3,296,162

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Partners Small Cap Value Fund

Issuer                                        Shares            Value(a)

Metals (2.6%)
Apex Silver Mines                              16,100(b,c)      $313,145
Century Aluminum                               29,000(b)         742,980
Commercial Metals                              16,090            729,521
Eldorado Gold                                 102,700(b,c)       343,018
Gibraltar Inds                                 33,000            794,970
IPSCO                                          21,400(c)         864,346
Maverick Tube                                  14,112(b)         447,350
Mueller Inds                                   15,760            484,305
NS Group                                       14,100(b)         312,456
Oregon Steel Mills                             10,737(b)         193,051
Reliance Steel & Aluminum                       7,900            315,289
RTI Intl Metals                                29,900(b)         644,345
Schnitzer Steel Inds Cl A                       2,306             87,005
Steel Dynamics                                  9,100(b)         368,823
Steel Technologies                              6,000            175,680
Total                                                          6,816,284

Miscellaneous (--%)
California Water Service Group                  3,700            129,389

Multi-industry (2.2%)
Actuant Cl A                                   10,053(b)         472,692
AMN Healthcare Services                        24,927(b)         398,832
Baldor Electric                                 3,853            106,266
Brady Cl A                                     26,300          1,606,930
FTI Consulting                                 43,900(b)         885,463
Gladstone Capital                               6,300            154,539
ITT Educational Services                        6,161(b)         294,065
Lancaster Colony                                9,200            401,856
Medical Staffing Network
    Holdings                                   25,543(b)         219,925
SOURCECORP                                      3,600(b)          59,868
Woodward Governor                              14,700          1,070,895
Total                                                          5,671,331

Paper & packaging (1.2%)
AptarGroup                                      3,300            173,415
Caraustar Inds                                 55,538(b)         893,606
Chesapeake                                     48,100          1,298,220
Louisiana-Pacific                              11,300            276,511
Potlatch                                        5,300            268,816
Silgan Holdings                                   900             48,870
Wausau-Mosinee Paper                            3,253             58,391
Total                                                          3,017,829

Precious metals (1.6%)
Agnico-Eagle Mines                             20,800(c)         326,976
Glamis Gold                                    42,200(b,c)       858,770
Goldcorp                                       34,300(c)         521,703
Golden Star Resources                          95,700(b)         413,424
Hecla Mining                                  116,300(b)         789,677
Meridian Gold                                  47,500(b,c)       929,575
Minefinders                                    37,400(b,c)       302,940
Total                                                          4,143,065

Real estate (1.0%)
MI Developments Cl A                           68,000(c)       1,931,200
Wellsford Real Properties                      50,300(b)         753,997
Total                                                          2,685,197

Real estate investment trust (3.9%)
Acadia Realty Trust                             9,904            150,046
Affordable Residential
    Communities                                 5,437             70,137
Agree Realty                                    5,233            157,513
AmeriVest Properties                            8,126             50,869
AMLI Residential Properties Trust               8,900            289,161
BioMed Realty Trust                             8,530            167,956
Brandywine Realty Trust                         6,269            178,353
Capital Automotive                             18,473            622,725
Capital Trust Cl A                              4,300            141,255
Catellus Development                            9,334            293,088
Commercial Net Lease Realty                    16,650            338,495
Corporate Office Properties Trust               1,870             51,949
Correctional Properties Trust                  16,194            460,395
CRT Properties                                 10,200            250,308
Entertainment Properties Trust                 11,642            499,558
Equity Inns                                    18,700            192,984
Equity One                                      9,000            204,660
FelCor Lodging Trust                           26,000(b)         336,440
Gables Residential Trust                        3,805            135,724
IMPAC Mtge Holdings                            10,200            238,986
Innkeepers USA Trust                           13,000            175,240
Investors Real Estate Trust                     6,400             67,584
LaSalle Hotel Properties                       11,857            364,010
Lexington Corporate
    Properties Trust                           14,184            318,714
LTC Properties                                  8,700            163,995
Maguire Properties                             13,400            352,554
MFA Mtge Investments                           29,666            271,147
Mission West Properties                         5,600             57,400
Natl Health Investors                           6,500            188,175
New Century Financial                           5,300            335,278
Omega Healthcare Investors                     18,700            233,937
Parkway Properties                              9,444            473,144
Post Properties                                 4,173            142,299
Prentiss Properties Trust                      11,082            414,356
PS Business Parks                                 700             31,395
RAIT Investment Trust                          16,406            459,368
Redwood Trust                                   3,100            180,513
Senior Housing Properties Trust                13,200            259,776
Summit Properties                              20,803            662,576
U-Store-It Trust                                6,634(b)         113,176
US Restaurant Properties                        4,500             81,675
Total                                                         10,176,914

Restaurants (1.5%)
Bob Evans Farms                                 7,600            191,900
Buca                                           31,107(b)         186,642
California Pizza Kitchen                        8,532(b)         213,727
CBRL Group                                     16,100            656,397
CEC Entertainment                              14,950(b)         608,316
Jack in the Box                                10,600(b)         400,468
Landry's Restaurants                            8,500            251,175
Lone Star Steakhouse & Saloon                   5,800            156,542
Ruby Tuesday                                    9,300            256,215
Ryan's Restaurant Group                        59,000(b)         900,929
Total Entertainment Restaurant                 17,101(b)         171,694
Total                                                          3,994,005

Retail -- general (7.2%)
Advance Auto Parts                             22,000(b)         907,720
AnnTaylor Stores                               26,200(b)         574,828
Big Lots                                       61,100(b)         708,760
BJ's Wholesale Club                             3,700(b)         109,853
Brookstone                                     70,961(b)       1,298,586
Buckle                                         33,900          1,044,120
Cato Cl A                                      31,200            832,416
Claire's Stores                                16,600            337,810
Cost Plus                                      13,100(b)         416,318
Deb Shops                                      21,100            520,115
Department 56                                  30,600(b)         518,058
Dillard's Cl A                                 85,000          2,140,301
Dollar General                                 36,000            711,000
Dress Barn                                     37,800(b)         649,026
Electronics Boutique Holdings                  15,100(b)         588,145
Fossil                                         23,796(b)         643,682
GameStop Cl B                                   4,200(b)          89,124
Gymboree                                       36,276(b)         427,694
Hughes Supply                                  15,972            525,159
Jo-Ann Stores                                   2,900(b)          79,808
Linens `N Things                               28,900(b)         717,876
Men's Wearhouse                                48,300(b)       1,528,695
Movie Gallery                                  15,200            264,936
Pier 1 Imports                                 42,500            775,200
School Specialty                                5,974(b)         227,012
Sharper Image                                   6,586(b)         126,188
Sonic Automotive                                4,900            121,667
Stage Stores                                    4,600(b)         188,554
Talbots                                        11,000            314,820
Too                                             4,518(b)         114,757
United Auto Group                               5,700            162,564
Weis Markets                                   17,700            679,680
Zale                                            9,490(b)         277,583
Total                                                         18,622,055

Telecom equipment & services (1.3%)
CommScope                                      14,500(b)         280,140
Digi Intl                                      17,500(b)         269,325
Ditech Communications                          33,577(b)         529,174
EFJ                                            14,030(b)         113,362
Iowa Telecommunications
    Services                                    6,031(b)         127,918
Orbital Sciences                               14,600(b)         189,800
Sycamore Networks                             174,300(b)         653,625
West                                           37,943(b)       1,314,345
Total                                                          3,477,689

Textiles & apparel (1.6%)
Charlotte Russe Holding                         8,907(b)         103,767
Cutter & Buck                                  24,600            366,048
K-Swiss Cl A                                   37,120          1,005,654
Kellwood                                        8,817            306,920
Oakley                                         19,300            234,495
Oshkosh B'Gosh Cl A                             2,933             60,127
Polo Ralph Lauren                              18,000            709,019
Russell                                         2,600             47,684
Steven Madden                                  35,100(b)         661,986
Stride Rite                                    50,800            559,308
Tropical Sportswear Intl                       25,677(b)          36,205
Total                                                          4,091,213

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
58 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Partners Small Cap Value Fund

Issuer                                        Shares            Value(a)

Utilities -- electric (2.2%)
Avista                                         11,996           $213,529
Central Vermont Public Service                  2,202             49,721
CH Energy Group                                 4,300            199,821
Duquesne Light Holdings                         3,100             54,684
El Paso Electric                               33,176(b)         595,509
MGE Energy                                        942             32,461
PNM Resources                                  14,034            357,025
Reliant Energy                                221,000(b)       2,625,480
Sierra Pacific Resources                      100,000(b)       1,025,000
UIL Holdings                                    6,000            320,760
Westar Energy                                   9,531            211,112
Total                                                          5,685,102

Utilities -- natural gas (1.3%)
AGL Resources                                  11,932            396,023
Atmos Energy                                   25,285            682,442
Energen                                         3,247            187,871
Nicor                                           2,000             73,800
Northwest Natural Gas                          12,191            412,787
Piedmont Natural Gas                           16,468            387,163
Southern Union                                  7,800(b)         191,255
Southwest Gas                                   7,700            195,580
Syntel                                         16,600            325,028
WGL Holdings                                   16,500            500,280
Total                                                          3,352,229

Utilities -- telephone (0.2%)
Cincinnati Bell                                44,008(b)         158,429
Commonwealth Telephone
    Enterprises                                 4,300(b)         209,238
CT Communications                               4,100             54,243
Total                                                            421,910

Total common stocks
(Cost: $208,761,756)                                        $251,269,522

Preferred stock & other (0.1%)
Issuer                                        Shares            Value(a)

Air France ADR                                 51,500(b,c)       $61,285
  Warrants
United Fire & Casualty Insurance                4,500            189,045
  6.38% Cv Series A

Total preferred stock & other
(Cost: $113,500)                                                $250,330

Bond (--%)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Mueller Inds
   11-01-14               6.00%               $82,000            $80,770

Total bond
(Cost: $82,000)                                                  $80,770

Short-term securities (11.6%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

Commercial paper
Barton Capital
   12-01-04               2.07%            $4,500,000         $4,499,741
Deutsche Bank Financial LLC
   12-01-04               2.07             10,000,000          9,999,425
General Electric
   12-01-04               2.06              5,000,000          4,999,714
UBS Finance (Delaware) LLC
   12-01-04               2.07             10,800,000         10,799,379

Total short-term securities
(Cost: $30,300,000)                                          $30,298,259

Total investments in securities
(Cost: $239,257,256)(d)                                     $281,898,881

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2004, the value of foreign securities represented 8.4% of net assets.

(d) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $239,257,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $47,230,000
     Unrealized depreciation                                       (4,588,000)
                                                                   ----------
     Net unrealized appreciation                                  $42,642,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
59 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - S&P 500 Index Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.9%)
Issuer                                        Shares            Value(a)

Aerospace & defense (2.2%)
Boeing                                         24,236(d)      $1,298,323
General Dynamics                                5,776            625,887
Goodrich                                        3,428            108,839
Honeywell Intl                                 24,817(d)         876,785
L-3 Communications Holdings                     3,085            229,586
Lockheed Martin                                12,844            781,429
Northrop Grumman                               10,350            583,016
Raytheon                                       13,023            525,348
Rockwell Automation                             5,324            251,825
Rockwell Collins                                5,112            203,764
United Technologies                            14,776          1,441,841
Total                                                          6,926,643

Airlines (0.1%)
Delta Air Lines                                 3,624(b)          25,259
Southwest Airlines                             22,814            358,865
Total                                                            384,124

Automotive & related (1.1%)
AutoNation                                      7,700(b)         142,604
Cooper Tire & Rubber                            2,164             44,189
Cummins                                         1,283            102,152
Dana                                            4,309             70,452
Delphi                                         16,203            145,827
Eaton                                           4,372            294,673
Ford Motor                                     52,837            749,229
General Motors                                 16,302            629,094
Genuine Parts                                   5,056            219,481
Goodyear Tire & Rubber                          5,065(b)          63,920
Johnson Controls                                5,496            337,454
Navistar Intl                                   2,019(b)          83,082
PACCAR                                          5,015            391,672
Snap-On                                         1,671             52,820
Visteon                                         3,739             31,632
Total                                                          3,358,281

Banks and savings & loans (7.1%)
AmSouth Bancorporation                         10,218            264,953
Bank of America                               117,444(d)       5,434,133
Bank of New York                               22,464            739,290
BB&T                                           16,005            679,412
Comerica                                        4,947            304,241
Fifth Third Bancorp                            16,456            828,724
First Horizon Natl                              3,566            155,834
Golden West Financial                           4,408            525,610
Huntington Bancshares                           6,632            160,892
KeyCorp                                        11,745            390,991
M&T Bank                                        3,380            356,286
Marshall & Ilsley                               6,430            268,067
Mellon Financial                               12,240            357,653
Natl City                                      19,135            709,526
North Fork Bancorporation                      13,506            388,958
Northern Trust                                  6,347            298,563
PNC Financial Services Group                    8,154            443,578
Regions Financial                              13,343            466,872
Sovereign Bancorp                               9,916            216,665
State Street                                    9,712            432,767
SunTrust Banks                                 10,339            737,171
Synovus Financial                               8,937            241,299
US Bancorp                                     54,259          1,607,694
Wachovia                                       46,360          2,399,130
Washington Mutual                              25,193          1,025,607
Wells Fargo & Co                               48,753          3,011,472
Zions Bancorp                                   2,588            172,102
Total                                                         22,617,490

Beverages & tobacco (3.6%)
Adolph Coors Cl B                               1,080             80,892
Altria Group                                   59,241          3,405,766
Anheuser-Busch Companies                       23,127          1,158,431
Brown-Forman Cl B                               3,504            168,262
Coca-Cola                                      70,054          2,753,823
Coca-Cola Enterprises                          13,540            281,632
Fortune Brands                                  4,159            326,398
Pepsi Bottling Group                            7,344            205,779
PepsiCo                                        48,908          2,440,998
Reynolds American                               4,275            323,318
UST                                             4,775            210,243
Total                                                         11,355,542

Broker dealers (2.8%)
Bear Stearns Companies                          2,977            290,496
Charles Schwab                                 39,456            425,336
E*TRADE Financial                              10,780(b)         149,411
Franklin Resources                              7,205            472,864
JPMorgan Chase & Co                           102,845          3,872,113
Lehman Brothers Holdings                        7,834            656,333
Merrill Lynch & Co                             27,127          1,511,245
Morgan Stanley                                 31,717          1,609,638
Total                                                          8,987,436

Building materials & construction (0.3%)
American Standard Companies                     6,177(b)         240,532
Masco                                          12,509            441,193
Sherwin-Williams                                4,107            183,172
Total                                                            864,897

Cable (0.6%)
Comcast Cl A                                   64,528(b)       1,938,421

Cellular telecommunications (0.3%)
Nextel Communications Cl A                     32,149(b)         914,961

Chemicals (1.5%)
Air Products & Chemicals                        6,565            375,846
Dow Chemical                                   27,123          1,368,897
Eastman Chemical                                2,247            122,192
Ecolab                                          7,434            260,041
EI du Pont de Nemours & Co                     28,812          1,305,760
Engelhard                                       3,587            107,215
Great Lakes Chemical                            1,465             42,925
Hercules                                        3,225(b)          48,053
Pall                                            3,617             97,985
PPG Inds                                        4,963            334,854
Praxair                                         9,378            421,072
Rohm & Haas                                     6,479            285,659
Sigma-Aldrich                                   1,998            119,341
Total                                                          4,889,840

Computer hardware (3.6%)
Apple Computer                                 11,197(b)         750,759
Cisco Systems                                 195,226(b)       3,652,679
Dell                                           72,091(b)       2,921,127
EMC                                            69,436(b)         931,831
Gateway                                        10,757(b)          73,255
Hewlett-Packard                                87,193          1,743,860
Lexmark Intl Cl A                               3,741(b)         317,611
Network Appliance                              10,329(b)         311,523
NVIDIA                                          4,811(b)          92,034
Sun Microsystems                               96,031(b)         532,972
Total                                                         11,327,651

Computer software & services (7.1%)
Adobe Systems                                   6,923            419,257
Affiliated Computer
    Services Cl A                               3,700(b)         218,966
Autodesk                                        3,276            214,283
Automatic Data Processing                      16,862            767,727
BMC Software                                    6,441(b)         119,674
Citrix Systems                                  4,885(b)         115,335
Computer Associates Intl                       16,902            516,018
Computer Sciences                               5,454(b)         295,061
Compuware                                      11,154(b)          64,359
Comverse Technology                             5,648(b)         120,133
Convergys                                       4,117(b)          61,220
Deluxe                                          1,448             57,254
Electronic Arts                                 8,764(b)         428,560
Electronic Data Systems                        14,790            332,036
Equifax                                         3,930            108,547
First Data                                     24,756          1,017,224
Fiserv                                          5,641(b)         217,235
Intl Business Machines                         48,368(d)       4,558,199
Intuit                                          5,526(b)         231,208
Mercury Interactive                             2,687(b)         122,554
Microsoft                                     313,934(d)       8,416,570
NCR                                             2,722(b)         162,585
Novell                                         11,164(b)          68,100
Oracle                                        149,300(b)       1,890,138

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
60 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - S&P 500 Index Fund

Issuer                                        Shares            Value(a)

Computer software & services (cont.)
Parametric Technology                           7,773(b)         $45,472
Paychex                                        10,919            362,074
PeopleSoft                                     10,595(b)         250,148
QLogic                                          2,664(b)          91,615
Sabre Holdings Cl A                             3,966             91,535
Siebel Systems                                 14,594(b)         147,108
SunGard Data Systems                            8,332(b)         220,881
Symantec                                        9,100(b)         580,671
Unisys                                          9,673(b)         111,143
VERITAS Software                               12,498(b)         273,706
Total                                                         22,696,596

Electronics (3.5%)
Advanced Micro Devices                         10,250(b)         218,120
Agilent Technologies                           14,023(b)         320,986
Altera                                         10,729(b)         243,334
American Power Conversion                       5,787            122,337
Analog Devices                                 10,923            403,605
Applied Materials                              49,036(b)         815,959
Applied Micro Circuits                          9,038(b)          33,260
Broadcom Cl A                                   9,304(b)         302,566
Freescale Semiconductor Cl B                    7,532(b)         140,479
Intel                                         185,227          4,139,823
Jabil Circuit                                   5,805(b)         145,473
KLA-Tencor                                      5,673(b)         255,625
Linear Technology                               8,878            338,784
LSI Logic                                      11,109(b)          58,767
Maxim Integrated Products                       9,375            384,000
Micron Technology                              17,659(b)         195,662
Millipore                                       1,430(b)          69,670
Molex                                           5,473            150,891
Natl Semiconductor                             10,338(b)         159,825
Novellus Systems                                4,120(b)         110,993
PMC-Sierra                                      5,104(b)          56,348
Power-One                                       2,423(b)          22,267
Sanmina-SCI                                    15,048(b)         132,874
Solectron                                      27,770(b)         173,563
Symbol Technologies                             6,912            104,786
Tektronix                                       2,653             83,225
Teradyne                                        5,604(b)          95,604
Texas Instruments                              49,983          1,208,589
Xerox                                          24,230(b)         371,204
Xilinx                                         10,021            312,856
Total                                                         11,171,475

Energy (6.2%)
Amerada Hess                                    2,634            234,031
Anadarko Petroleum                              7,227            502,999
Apache                                          9,414            508,921
Ashland                                         2,049            121,198
Burlington Resources                           11,402            529,167
ChevronTexaco                                  61,504          3,358,118
ConocoPhillips                                 19,889          1,809,700
Devon Energy                                   13,956            578,058
EOG Resources                                   3,404            255,538
Exxon Mobil                                   187,838          9,626,698
Kerr-McGee                                      4,361            271,385
Marathon Oil                                    9,995            394,203
Occidental Petroleum                           11,311            681,035
Sunoco                                          2,173            179,403
Unocal                                          7,647            352,068
Valero Energy                                   7,380            345,310
Total                                                         19,747,832

Energy equipment & services (1.0%)
Baker Hughes                                    9,641            427,386
BJ Services                                     4,664            236,325
Halliburton                                    12,747            527,088
Nabors Inds                                     4,295(b,c)       223,340
Noble                                           3,862(b)         187,114
Rowan Companies                                 3,080(b)          79,772
Schlumberger                                   17,046          1,118,729
Transocean                                      9,259(b)         372,860
Total                                                          3,172,614

Engineering & construction (--%)
Fluor                                           2,409            125,027

Environmental services (0.2%)
Allied Waste Inds                               9,192(b)          83,555
Waste Management                               16,740            499,020
Total                                                            582,575

Finance companies (2.2%)
Citigroup                                     149,571          6,693,302
MGIC Investment                                 2,843            193,324
Total                                                          6,886,626

Financial services (3.4%)
American Express                               36,604          2,039,208
Capital One Financial                           6,970            547,703
CIT Group                                       6,085            260,134
Countrywide Financial                          16,256            539,862
Fannie Mae                                     27,943          1,919,683
Federated Investors Cl B                        3,130             92,085
Freddie Mac                                    19,834          1,353,869
Goldman Sachs Group                            14,035          1,470,307
H&R Block                                       4,761            227,100
Janus Capital Group                             6,913            114,410
MBNA                                           36,888            979,745
Moody's                                         4,275            345,206
Providian Financial                             8,454(b)         135,687
SLM                                            12,587            644,077
T Rowe Price Group                              3,670            217,117
Total                                                         10,886,193

Food (1.5%)
Archer-Daniels-Midland                         18,795            398,454
Campbell Soup                                  11,854            338,195
ConAgra Foods                                  15,262            412,837
General Mills                                  10,974            499,207
Hershey Foods                                   7,110            368,298
HJ Heinz                                       10,087            374,833
Kellogg                                        11,941            521,822
McCormick & Co                                  3,960            144,342
Sara Lee                                       22,905            537,809
Sysco                                          18,467            641,728
WM Wrigley Jr                                   6,489            446,443
Total                                                          4,683,968

Furniture & appliances (0.2%)
Black & Decker                                  2,312            194,417
Leggett & Platt                                 5,537            165,279
Maytag                                          2,277             45,768
Stanley Works                                   2,361            110,400
Whirlpool                                       1,919            123,871
Total                                                            639,735

Health care products (10.0%)
Abbott Laboratories                            45,074          1,891,305
Allergan                                        3,800            279,300
Amgen                                          36,550(b)       2,194,461
Applera-Applied
    Biosystems Group                            5,832            119,556
Bausch & Lomb                                   1,538             90,557
Baxter Intl                                    17,754            561,914
Becton, Dickinson & Co                          7,230            396,059
Biogen Idec                                     9,774(b)         573,538
Biomet                                          7,333            351,031
Boston Scientific                              24,312(b)         846,301
Bristol-Myers Squibb                           56,161          1,319,784
Chiron                                          5,416(b)         176,399
CR Bard                                         3,022            181,048
Eli Lilly & Co                                 32,648          1,741,118
Forest Laboratories                            10,690(b)         416,589
Genzyme                                         6,587(b)         368,938
Gilead Sciences                                12,430(b)         428,338
Guidant                                         9,079            588,592
Johnson & Johnson                              85,695          5,169,121
King Pharmaceuticals                            6,975(b)          86,839
Laboratory Corp of
    America Holdings                            4,028(b)         193,143
Medco Health Solutions                          7,855(b)         296,291
MedImmune                                       7,200(b)         191,520
Medtronic                                      34,919          1,677,858
Merck & Co                                     64,059          1,794,933
Mylan Laboratories                              7,760            140,922
PerkinElmer                                     3,696             78,836
Pfizer                                        218,018(d)       6,054,359
Schering-Plough                                42,515            758,893
St. Jude Medical                               10,224(b)         389,943
Stryker                                        11,588            509,756
Waters                                          3,416(b)         159,391
Watson Pharmaceuticals                          3,162(b)          91,856
Wyeth                                          38,513          1,535,513
Zimmer Holdings                                 7,078(b)         577,565
Total                                                         32,231,567

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
61 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - S&P 500 Index Fund

Issuer                                        Shares            Value(a)

Health care services (2.2%)
Aetna                                           4,437           $525,829
AmerisourceBergen                               3,249            191,496
Anthem                                          4,029(b)         408,259
Cardinal Health                                12,423            649,474
Caremark Rx                                    13,455(b)         481,151
Express Scripts                                 2,240(b)         161,190
Fisher Scientific Intl                          3,315(b)         187,430
HCA                                            12,127            478,046
Health Management
    Associates Cl A                             7,032            155,337
Hospira                                         4,507(b)         145,261
Humana                                          4,601(b)         114,197
IMS Health                                      6,755            152,460
Manor Care                                      2,524             86,952
McKesson                                        8,474            250,407
Quest Diagnostics                               2,940            275,625
Tenet Healthcare                               13,459(b)         146,030
UnitedHealth Group                             19,194          1,590,223
WellPoint                                       4,532(b)         459,228
WellPoint Health Networks                       4,532(b)         566,953
Total                                                          7,025,548

Home building (0.2%)
Centex                                          3,572            187,423
KB HOME                                         1,333            117,157
Pulte Homes                                     3,660            202,252
Total                                                            506,832

Household products (2.5%)
Alberto-Culver                                  2,620            121,306
Avon Products                                  13,656            512,646
Clorox                                          4,389            241,922
Colgate-Palmolive                              15,330            705,027
Gillette                                       28,926          1,257,992
Intl Flavors & Fragrances                       2,716            109,998
Kimberly-Clark                                 14,274            907,969
Newell Rubbermaid                               7,940            183,255
Procter & Gamble                               73,404(d)       3,925,646
Total                                                          7,965,761

Industrial services (0.1%)
Cintas                                          4,943            221,051

Industrial transportation (1.6%)
Burlington Northern Santa Fe                   10,749            484,135
CSX                                             6,206            236,635
FedEx                                           8,674            824,290
Norfolk Southern                               11,366            390,195
Ryder System                                    1,857             99,609
Union Pacific                                   7,482            474,658
United Parcel Service Cl B                     32,463          2,731,762
Total                                                          5,241,284

Insurance (4.4%)
ACE                                             8,204(c)         331,606
AFLAC                                          14,639            550,719
Allstate                                       20,006          1,010,303
Ambac Financial Group                           3,130            254,563
American Intl Group                            75,225          4,765,504
Aon                                             9,116            192,530
Chubb                                           5,516            420,374
CIGNA                                           3,970            277,979
Cincinnati Financial                            4,862            217,818
Hartford Financial
    Services Group                              8,463            541,632
Jefferson-Pilot                                 3,938            193,710
Lincoln Natl                                    5,080            233,782
Loews                                           5,358            374,578
Marsh & McLennan Companies                     15,033            429,793
MBIA                                            4,141            248,294
MetLife                                        21,663            844,857
Principal Financial Group                       9,048            340,929
Progressive                                     5,783            526,195
Prudential Financial                           14,982            733,369
Safeco                                          3,638            176,334
St. Paul Travelers Companies                   19,313            704,538
Torchmark                                       3,165            173,790
UnumProvident                                   8,561            133,295
XL Capital Cl A                                 4,000(c)         301,440
Total                                                         13,977,932

Leisure time & entertainment (1.2%)
Brunswick                                       2,757            134,597
Carnival                                       18,277            968,864
Eastman Kodak                                   8,273            270,610
Harley-Davidson                                 8,516            492,395
Hasbro                                          5,105             97,148
Mattel                                         11,959            226,623
Viacom Cl B                                    50,096          1,738,331
Total                                                          3,928,568

Lodging & gaming (0.4%)
Harrah's Entertainment                          3,232            198,445
Hilton Hotels                                  11,112            229,574
Intl Game Technology                            9,946            351,591
Marriott Intl Cl A                              6,604            375,437
Total                                                          1,155,047

Machinery (0.9%)
Caterpillar                                     9,900            906,345
Deere & Co                                      7,166            514,017
Illinois Tool Works                             8,730            822,628
Ingersoll-Rand Cl A                             5,009(c)         372,770
Parker Hannifin                                 3,450            258,060
Thermo Electron                                 4,719(b)         142,750
Total                                                          3,016,570

Media (3.8%)
Cendant                                        30,486            691,118
Clear Channel Communications                   17,037            573,806
Dow Jones & Co                                  2,359            100,847
eBay                                           19,084(b)       2,145,996
Gannett                                         7,679            633,441
Interpublic Group of Companies                 12,193(b)         151,315
Knight-Ridder                                   2,238            152,385
McGraw-Hill Companies                           5,486            481,287
Meredith                                        1,447             76,286
Monster Worldwide                               3,423(b)          96,494
New York Times Cl A                             4,240            173,840
Omnicom Group                                   5,405            437,805
RR Donnelley & Sons                             6,328            219,582
Time Warner                                   132,023(b)       2,338,126
Tribune                                         9,191            398,614
Univision Communications Cl A                   9,312(b)         280,291
Walt Disney                                    59,319          1,594,495
Yahoo!                                         39,280(b)       1,477,714
Total                                                         12,023,442

Metals (0.5%)
Alcoa                                          25,113            853,340
Allegheny Technologies                          2,756             60,632
Nucor                                           4,578            242,176
Phelps Dodge                                    2,710            263,222
United States Steel                             3,273            171,374
Worthington Inds                                2,525             54,313
Total                                                          1,645,057

Multi-industry (5.8%)
3M                                             22,596          1,798,416
Apollo Group Cl A                               5,573(b)         444,168
Cooper Inds Cl A                                2,735            181,358
Crane                                           1,707             51,654
Danaher                                         8,896            506,004
Dover                                           5,875            237,644
Emerson Electric                               12,132            810,660
General Electric                              304,851(d)      10,779,532
ITT Inds                                        2,661            226,504
Monsanto                                        7,706            354,630
Pitney Bowes                                    6,676            292,209
Robert Half Intl                                4,977            134,528
Textron                                         4,003            290,698
Tyco Intl                                      57,998(c)       1,970,192
Vulcan Materials                                2,957            153,320
WW Grainger                                     2,626            162,444
Total                                                         18,393,961

Paper & packaging (0.7%)
Avery Dennison                                  3,194            187,360
Ball                                            3,248            145,283
Bemis                                           3,088             85,970
Georgia-Pacific                                 7,456            272,964
Intl Paper                                     14,036            582,776
Louisiana-Pacific                               3,160             77,325
MeadWestvaco                                    5,823            195,944
Neenah Paper                                        1(b)              19
Pactiv                                          4,338(b)         107,799
Sealed Air                                      2,420(b)         124,412
Temple-Inland                                   1,605             95,642
Weyerhaeuser                                    6,909            455,994
Total                                                          2,331,488

Precious metals (0.3%)
Freeport-McMoRan
    Copper & Gold Cl B                          5,112            200,033
Newmont Mining                                 12,799            606,032
Total                                                            806,065

See accompanying notes to investments in securities.

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62 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - S&P 500 Index Fund

Issuer                                        Shares            Value(a)

Real estate investment trust (0.6%)
Apartment Investment &
    Management Cl A                             2,730            $99,290
Equity Office Properties Trust                 11,629            319,216
Equity Residential                              8,109            273,354
Plum Creek Timber                               5,289            195,693
ProLogis                                        5,245            211,006
Simon Property Group                            6,389            396,630
Starwood Hotels & Resorts
    Worldwide                                   6,015            314,524
Total                                                          1,809,713

Restaurants (0.7%)
Darden Restaurants                              4,553            124,115
McDonald's                                     36,270          1,114,940
Starbucks                                      11,481(b,d)       645,921
Wendy's Intl                                    3,282            117,069
Yum! Brands                                     8,386            380,724
Total                                                          2,382,769

Retail -- drugstores (0.5%)
CVS                                            11,536            523,388
Walgreen                                       29,584          1,129,517
Total                                                          1,652,905

Retail -- general (5.6%)
AutoZone                                        2,396(b)         205,098
Bed Bath & Beyond                               8,675(b)         346,375
Best Buy                                        9,382(d)         528,957
Big Lots                                        3,322(b)          38,535
Circuit City Stores                             5,744             89,549
Costco Wholesale                               13,319            647,303
Dillard's Cl A                                  2,410             60,684
Dollar General                                  9,486            187,349
Family Dollar Stores                            4,862            142,457
Federated Dept Stores                           5,188            284,302
Gap                                            26,090            570,067
Home Depot                                     63,387(d)       2,646,406
JC Penney                                       8,318            321,075
Kohl's                                          9,862(b)         455,230
Limited Brands                                 11,673            285,288
Lowe's Companies                               22,515          1,245,755
May Dept Stores                                 8,414            236,602
Nordstrom                                       4,054            177,363
Office Depot                                    9,049(b,d)       148,404
OfficeMax                                       2,539             76,856
RadioShack                                      4,608            145,475
Sears, Roebuck & Co                             6,118            318,320
Staples                                        14,368            458,483
Target                                         26,085          1,336,073
Tiffany & Co                                    4,215            128,979
TJX Companies                                  14,108            332,102
Toys "R" Us                                     6,177(b,d)       119,463
Wal-Mart Stores                               122,493(d)       6,376,985
Total                                                         17,909,535

Retail -- grocery (0.3%)
Albertson's                                    10,622            268,737
Kroger                                         21,344(b)         345,345
Safeway                                        12,903(b)         248,770
SUPERVALU                                       3,929            124,117
Winn-Dixie Stores                               4,099             16,396
Total                                                          1,003,365

Telecom equipment & services (1.6%)
ADC Telecommunications                         23,351(b)          54,875
Andrew                                          4,639(b)          65,874
Avaya                                          13,069(b)         214,593
CIENA                                          16,435(b)          41,909
Corning                                        40,244(b)         506,270
JDS Uniphase                                   41,583(b)         131,818
Lucent Technologies                           124,428(b)         489,002
Motorola                                       68,219          1,313,898
QUALCOMM                                       47,002          1,956,223
Scientific-Atlanta                              4,420            130,920
Tellabs                                        13,323(b)         113,912
Total                                                          5,019,294

Textiles & apparel (0.4%)
Coach                                           5,430(b)         270,631
Jones Apparel Group                             3,602            127,979
Liz Claiborne                                   3,112            127,810
Nike Cl B                                       7,601            643,501
Reebok Intl                                     1,703             66,213
VF                                              3,188            172,120
Total                                                          1,408,254

Utilities -- electric (2.7%)
AES                                            18,663(b)         228,435
Allegheny Energy                                3,957(b)          75,737
Ameren                                          5,610            271,636
American Electric Power                        11,425            390,392
Calpine                                        15,385(b)          59,694
CenterPoint Energy                              8,876             99,056
Cinergy                                         5,217            215,932
CMS Energy                                      5,481(b)          55,906
Consolidated Edison                             6,974            305,810
Constellation Energy Group                      5,066            221,384
Dominion Resources                              9,531            623,995
DTE Energy                                      5,015            220,058
Duke Energy                                    27,079            684,557
Edison Intl                                     9,411            300,211
Entergy                                         6,552            424,701
Exelon                                         19,064            795,159
FirstEnergy                                     9,526            402,283
FPL Group                                       5,347            376,055
PG&E                                           11,571(b)         384,851
Pinnacle West Capital                           2,632            116,334
PPL                                             5,458            283,543
Progress Energy                                 7,121            312,683
Public Service Enterprise Group                 6,848            301,244
Southern                                       21,314            698,886
TECO Energy                                     5,735             85,796
TXU                                             8,565            538,053
Xcel Energy                                    11,547            208,539
Total                                                          8,680,930

Utilities -- natural gas (0.5%)
Dynegy Cl A                                    10,962(b)          61,935
El Paso                                        18,513            193,276
KeySpan                                         4,622            182,661
Kinder Morgan                                   3,571            247,471
Nicor                                           1,268             46,789
NiSource                                        7,603            165,669
Peoples Energy                                  1,088             48,547
Sempra Energy                                   6,691            247,433
Williams Companies                             16,035            267,304
Total                                                          1,461,085

Utilities -- telephone (3.0%)
ALLTEL                                          8,904            504,768
AT&T                                           22,944            419,875
BellSouth                                      52,857          1,417,625
CenturyTel                                      3,895            128,223
Citizens Communications                         9,578            136,965
Qwest Communications Intl                      52,412(b)         209,648
SBC Communications                             95,672          2,408,064
Sprint                                         41,945            956,765
Verizon Communications                         79,933          3,295,639
Total                                                          9,477,572

Total common stocks
(Cost: $294,902,252)                                        $315,433,522

Short-term securities (1.5%)
Issuer                 Effective              Amount          Value(a)
                         Yield              payable at
                                             maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
   12-17-04               1.91%            $1,300,000         $1,298,827
Federal Natl Mtge Assn Disc Nts
   12-01-04               1.73              1,400,000          1,399,933
   01-13-05               2.16              2,000,000          1,994,744

Total short-term securities
(Cost: $4,693,795)                                            $4,693,504

Total investments in securities
(Cost: $299,596,047)(e)                                     $320,127,026

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
63 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - S&P 500 Index Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2004, the value of foreign securities represented 1.0% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

     Type of security                                               Contracts

     Purchase contracts

     E-Mini S&P 500 Index, Dec. 2004                                       78

(e) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $299,596,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 40,528,000
     Unrealized depreciation                                      (19,997,000)
                                                                  -----------
     Net unrealized appreciation                                 $ 20,531,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
64 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Short Duration U.S. Government Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (98.1%)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

U.S. government obligations & agencies (47.0%)
Federal Farm Credit Bank
   03-15-06               2.50%           $12,000,000        $11,926,296
   07-17-06               2.13              3,200,000          3,150,240
   10-02-06               2.38              3,000,000          2,957,478
   04-05-07               2.15              6,600,000          6,425,430
   06-19-07               6.75              2,565,000          2,774,130
Federal Home Loan Bank
   03-13-06               2.50             14,750,000         14,660,128
   05-15-06               3.00              5,000,000          4,996,825
   05-15-06               5.38              3,500,000          3,610,681
   05-22-06               2.88             31,040,000         30,961,500
   12-17-07               3.25              8,290,000          8,220,447
Federal Home Loan Mtge Corp
   01-15-06               5.25              6,035,000          6,184,203
   01-30-07               3.00              2,500,000          2,478,905
   02-15-07               2.38              6,350,000          6,230,379
   02-23-07               2.85              4,975,000          4,919,419
   09-15-07               3.50              5,000,000          5,013,075
   12-20-07               3.53                450,000            450,260
Federal Natl Mtge Assn
   02-15-06               5.50              3,650,000          3,758,763
   04-13-06               2.15              4,650,000          4,595,683
   03-02-07               3.00              3,855,000          3,829,954
   12-15-07               3.13              3,030,000          2,995,661
   11-17-08               3.88                150,000            148,826
Housing Urban Development
   08-01-05               2.99              3,000,000          3,007,203
Small Business Administration Participation Ctfs
   09-10-11               5.89                530,832            550,534
   08-01-21               6.34                407,653            437,752
Student Loan Mtge Assn
   12-15-32               2.25              5,200,000(d)       5,141,396
   03-15-33               2.16              5,200,000(d)       5,144,672
U.S. Treasury
   12-31-05               1.88             51,600,000         51,146,486
   01-31-06               1.88                805,000            797,076
   03-31-06               1.50              3,710,000          3,647,828
   11-15-06               3.50             24,305,000(j)      24,532,859
   08-15-07               2.75             10,000,000          9,881,640
   08-15-07               3.25              3,400,000(j)       3,404,117
   11-15-09               3.50                690,000            683,747
Total                                                        238,663,593

Commercial mortgage-backed(f)/
Asset-backed securities (3.8%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3
   03-06-09               3.00              2,750,000          2,726,798
Chase Funding Mtge Loan
  Series 2004-2 Cl 2A1
   01-25-25               2.31              2,028,837(h)       2,028,204
Conseco Finance
  Series 2000-D Cl A4
   12-15-25               8.17                110,132            112,807
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A2
   06-15-26               4.90              1,400,000          1,442,997
  Series 2004-C6 Cl A2
   08-15-29               4.19              1,500,000          1,494,510
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              2,500,000          2,479,371
Morgan Stanley Capital I
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,900,000          2,901,044
Providian Gateway Master Trust
  Series 2004-DA Cl A
   09-15-11               3.35              2,500,000(d)       2,472,265
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86              2,616,206          2,633,473
  Series 2003-KS5 Cl AI2
   09-25-22               1.88              1,200,000          1,191,876
Total                                                         19,483,345

Mortgage-backed securities (46.3%)(f,i)
Federal Home Loan Mtge Corp
   08-01-10               7.50                920,620            974,712
   03-01-12               7.50                940,072          1,004,921
   06-01-12               7.00                 16,765             17,778
   06-01-13               4.50              1,018,514          1,023,887
   11-01-13               5.00                165,550            169,477
   01-01-14               4.00              2,149,375          2,136,591
   06-01-14               6.50                143,778            152,405
   06-01-15               7.50              2,242,083          2,407,472
   04-01-17               6.50              2,275,352          2,418,453
   07-01-17               6.50              2,103,458          2,226,188
   11-01-17               5.00              1,243,805          1,261,939
   11-01-17               5.50              1,471,827          1,519,666
   01-15-18               5.00              1,902,857          1,929,839
   03-01-18               6.00                912,027            960,126
   09-01-19               5.50              1,981,179          2,044,683
   03-01-22               6.00                230,856            239,227
   11-01-32               7.00                556,597            590,314
   08-01-34               5.20              1,381,098(g)       1,389,148
   10-01-34               5.01              2,015,572(g)       2,044,233
  Collateralized Mtge Obligation
   12-15-08               6.00                384,452            396,386
   04-15-12               5.00              3,882,364          3,974,053
   10-15-15               5.00              3,750,000          3,849,755
   01-15-16               5.00              1,600,000          1,642,868
   02-15-16               5.00              4,400,000          4,512,051
   06-15-16               7.00              2,009,063          2,161,310
   08-15-16               4.00              2,052,358          2,034,144
   04-15-19               4.50                199,922            199,959
   02-15-20               4.50              2,550,000          2,560,657
   07-15-20               4.50                770,086            772,671
   08-15-22               3.50              1,574,072          1,573,372
   11-15-28               4.50                 94,391             94,580
   01-15-33               5.00                649,638            649,218
  Interest Only
   02-15-14               5.00              1,630,109(e)         125,111
   11-15-19               5.35              2,750,000(e,k)       347,617
   10-15-22               5.50                985,738(e)          81,252
   03-15-25               5.50              2,581,312(e)         243,150
Federal Natl Mtge Assn
   01-01-09               5.74                921,843            970,751
   10-01-09               7.11                476,951            532,349
   06-01-10               6.50                 33,539             35,226
   08-01-10               7.50                749,737            796,813
   06-01-12               6.00              2,115,832          2,231,985
   03-01-13               5.00                710,042            724,079
   04-01-13               5.50              1,886,106          1,956,077
   05-01-13               5.00              1,703,148          1,742,134
   05-01-13               5.50              1,429,421          1,494,345
   07-01-13               5.00              3,754,980          3,824,544
   08-01-13               4.50              2,092,523          2,108,625
   04-01-14               6.00                405,984            426,476
   06-01-14               6.50                114,356            121,422
   07-01-14               6.00                167,472            175,770
   09-01-14               6.00              1,951,067          2,056,230
   10-01-14               5.50              2,053,177          2,138,549
   12-01-14               5.50                259,670            268,638
   01-01-15               6.50                 83,909             89,051
   08-01-15               5.50              3,936,168          4,073,933
   01-01-17               6.00                785,028            822,826
   05-01-17               5.50                193,437            199,802
   06-01-17               6.00              2,548,428          2,681,140
   06-01-17               6.50              4,237,029          4,492,754
   06-01-17               7.00                646,482            685,874
   07-01-17               6.00              2,189,128          2,304,017
   08-01-17               5.50              2,832,821          2,934,055
   08-01-17               6.00              3,585,410          3,769,026
   11-01-17               5.50              3,286,595          3,402,877
   02-01-18               5.50              3,635,064          3,763,764
   02-01-18               6.00                660,939            692,695
   04-01-18               5.50                392,230            406,469
   05-01-18               5.50              2,443,766          2,536,852
   06-01-18               4.50              2,058,894          2,050,564
   08-01-18               4.50                261,425            260,311
   11-01-18               5.00                179,580            182,473
   01-01-29               6.00                183,275            189,552
   03-01-29               6.50              2,522,794          2,666,926
   05-01-29               7.00                 53,731             57,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
65 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Short Duration U.S. Government Fund

Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   09-01-31               7.00%            $1,239,409         $1,329,152
   09-01-31               7.50              1,036,095          1,112,272
   10-01-31               7.00                288,949            306,569
   05-01-32               6.50                230,053            243,145
   08-01-32               7.00                 32,000             33,960
   09-01-32               6.50                998,606          1,048,563
   09-01-32               7.00                366,307            388,519
   01-01-33               4.74                549,036(g)         554,991
   01-01-33               7.00                 42,287             44,851
   02-01-33               4.63                765,275(g)         773,066
   02-01-33               4.84              2,518,889(g)       2,568,505
   02-01-33               7.00                503,718            535,315
   03-01-33               6.50                387,292            408,616
   04-01-33               4.38              1,759,207(g)       1,768,407
   04-01-33               4.59              2,430,583(g)       2,455,829
   04-01-33               4.65              3,226,299(g)       3,280,017
   04-01-33               6.00                466,836            483,781
   07-01-33               4.45              3,432,804(g)       3,435,690
   07-01-33               4.97                918,877(g)         913,526
   08-01-33               4.25                109,603(g)         109,408
   09-01-33               4.20              3,768,455(g)       3,752,857
   09-01-33               4.27                367,455(g)         367,027
   11-25-33               2.91              2,000,000          1,997,188
   12-01-33               4.74                135,173(g)         134,102
   06-01-34               4.59              2,309,188(g)       2,321,343
   08-01-34               4.53              1,085,270(g)       1,083,381
   09-01-34               4.85              2,643,992(b,g)     2,676,777
   09-01-34               4.87              1,658,421(g)       1,679,506
   10-01-34               5.10              1,931,753(g)       1,963,723
   11-01-34               5.07              1,749,876(g)       1,773,499
   12-01-34               6.50                100,000(b)         104,844
  Collateralized Mtge Obligation
   03-25-13               4.50              1,607,135          1,630,398
   10-25-13               5.00              3,885,387          3,976,957
   05-25-16               4.00              2,200,000          2,199,072
   07-25-16               4.00              1,700,000          1,683,168
   10-25-19               4.50              2,434,221          2,442,888
   09-25-20               4.50                765,366            764,876
   07-25-23               5.50              3,300,000          3,394,444
   12-25-26               4.50              1,569,791          1,573,942
   12-25-26               8.00                747,520            802,930
   06-25-33               6.91                592,409(g)         600,787
   04-25-34               5.50              2,532,362          2,604,420
   05-25-34               3.50                 43,644             43,517
   05-25-34               3.75              1,950,000          1,925,284
   06-25-34               5.00              2,400,000          2,427,543
   05-25-42               5.30              4,423,561          4,465,613
   07-25-42               5.50              1,631,578          1,633,568
   10-25-42               7.50                855,878            918,539
   08-25-43               4.61              1,615,000          1,621,718
   06-25-44               7.50              1,244,199          1,334,465
  Interest Only
   12-25-12               5.00              1,527,592(e)          86,581
   11-25-13               4.50              1,700,000(e)         169,962
   03-25-23               5.50              1,084,687(e)         194,085
   12-25-31               5.50                896,599(e)         184,407
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.46              1,289,502          1,312,868
GMAC Mtge Corporation Loan Trust
  Series 2004-AR2 Cl 3A
   08-19-34               4.45              1,951,616(g)       1,936,894
Govt Natl Mtge Assn
   04-15-13               7.00                363,581            387,903
   08-15-13               6.00              3,236,458          3,415,246
   09-15-14               6.00              1,695,799          1,789,487
   05-15-16               6.00              1,583,436          1,667,595
   03-15-18               7.00              1,675,480          1,786,327
   03-15-31               8.00                 57,130             62,113
   03-15-33               6.00                613,152            634,920
   06-15-33               7.00              1,201,146          1,282,129
  Collateralized Mtge Obligation
   10-16-13               4.54                408,954            414,640
   03-16-20               4.59              2,483,619          2,517,033
   07-16-21               3.41              2,930,000          2,869,505
   09-16-21               3.23              2,550,000          2,488,173
   10-16-27               5.00                125,000            127,074
   04-16-31               6.00              4,000,000          4,077,718
   03-20-34               4.50              1,819,595          1,832,573
GSR Mtge Loan Trust
  Series 2004-10F Cl 1A1
   08-25-19               4.50                965,412            971,416
Harborview Mtge Loan Trust
  Series 2004-4 Cl 3A
   06-19-34               2.98              2,692,045(g)       2,660,858
  Series 2004-10 Cl 3A
   06-19-32               5.19              1,450,000(b)       1,470,277
Morgan Stanley Mtge Loan Trust
  Series 2004-2AR Cl 3A
   02-25-34               5.05              1,672,818(g)       1,684,394
  Series 2004-10AR Cl 1A
   08-01-49               4.82              1,338,814          1,354,532
  Series 2004-10AR Cl 2A1
   11-25-34               5.15                947,919(g)         957,019
Residential Accredit Loans
  Series 2003-QS17 Cl CB7
   09-25-33               5.50                792,201            800,516
Structured Asset Securities
  Series 2004-12H Cl 2A
   04-25-34               5.60              2,012,808(g)       2,050,287
Vendee Mtge Trust
  Series 2003-1 Cl D
   12-15-25               5.75              5,000,000          5,164,901
  Series 2003-2 Cl C
   07-15-20               5.00              2,400,000          2,427,995
  Series 2003-2 Cl D
   11-15-23               5.00                100,000            101,611
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32               4.38              1,176,384(g)       1,181,938
Total                                                        235,350,922

Banks and savings & loans (1.0%)
Intl Bank for Reconstruction & Development
  (U.S. Dollar)
   11-04-05               5.00              5,000,000(c)       5,093,525

Total bonds
(Cost: $500,900,144)                                        $498,591,385

Short-term securities (1.7%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nts
   12-01-04               1.73%            $3,800,000         $3,799,817
   12-16-04               1.87              5,000,000          4,995,845

Total short-term securities
(Cost: $8,796,167)                                            $8,795,662

Total investments in securities
(Cost: $509,696,311)(l)                                     $507,387,047

See accompanying notes to investments in securities.

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66 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Short Duration U.S. Government Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,269,169.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Nov. 30, 2004, the value of foreign securities represented 1.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $12,758,333 or 2.5% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2004.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(i) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2004:

     Security                Principal   Settlement     Proceeds      Value
                              amount        date       receivable

     Federal Natl Mtge Assn
        12-01-19 5.50%       $5,775,000   12-16-04     $5,959,078   $5,953,679
        12-01-19 6.00         4,400,000   12-16-04      4,606,250    4,606,272

(j) Partially pledged as initial deposit on the following open interest rate futures contracts.

     Type of security                                         Notional amount
     Sale contracts
     U.S. Treasury Notes, March 2004, 10-year                     $   800,000
     U.S. Treasury Notes, Dec. 2004, 2-year                         1,400,000
     U.S. Treasury Notes, Dec. 2004, 5-year                        18,800,000
     U.S. Treasury Notes, Dec. 2004, 10-year                        1,000,000

(k) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2004. At Nov. 30, 2004, the value of inverse floaters represented 0.1% of net assets.

(l) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $509,696,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 1,440,000
     Unrealized depreciation                                       (3,749,000)
                                                                   ----------
     Net unrealized depreciation                                  $(2,309,000)
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
67 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Small Cap Advantage Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (102.6%)
Issuer                                        Shares            Value(a)

Aerospace & defense (1.5%)
Armor Holdings                                  1,426(b)         $61,560
DRS Technologies                               19,000(b)         811,680
Ducommun                                        2,178(b)          55,212
Moog Cl A                                      21,071(b)         885,404
Teledyne Technologies                          29,428(b)         874,012
Triumph Group                                  12,893(b)         522,940
Total                                                          3,210,808

Airlines (0.6%)
ExpressJet Holdings                            37,000(b)         431,420
Northwest Airlines                             69,300(b)         709,632
SkyWest Airlines                                1,822             34,673
Total                                                          1,175,725

Automotive & related (1.1%)
Aftermarket Technology                          4,387(b)          76,422
Bandag                                          1,080             53,860
Cooper Tire & Rubber                            4,616             94,259
GenCorp                                         1,091             18,340
Goodyear Tire & Rubber                         66,000(b,e)       832,919
Lithia Motors Cl A                             18,000            456,840
Superior Inds Intl                              2,349             66,359
Tenneco Automotive                             43,000(b)         666,500
Total                                                          2,265,499

Banks and savings & loans (9.4%)
Amcore Financial                                1,907             62,035
AmericanWest Bancorp                            1,240(b)          26,040
Anchor BanCorp Wisconsin                          845             24,682
BancFirst                                         502             35,637
BancorpSouth                                    2,619             65,108
BankUnited Financial Cl A                      37,800(b)       1,161,971
Camden Natl                                     1,102             41,821
Cathay General Bancorp                          1,894             73,336
Central Pacific Financial                      20,900            698,687
Chittenden                                      1,984             58,488
Citizens Banking                                1,244             43,664
City Holding                                   18,600            686,712
Colonial BancGroup                             41,000            870,430
Commercial Capital Bancorp                     45,666          1,089,590
Commercial Federal                             31,406            914,857
Community Trust Bancorp                         1,602             53,622
Corus Bankshares                                  973             47,356
East-West Bancorp                                 897             37,199
Financial Institutions                          1,200             30,600
First BanCorp Puerto Rico                      16,371(c)       1,049,709
First Citizens BancShares Cl A                    608             82,728
First Republic Bank                            14,600            750,294
FirstFed Financial                             17,498(b)         920,745
Flagstar Bancorp                                1,417             30,876
Great Southern Bancorp                          2,115             86,715
Greater Bay Bancorp                             1,599             46,451
Hanmi Financial                                21,000            780,780
IBERIABANK                                      7,200            465,120
Independent Bank                               24,157            727,126
Intl Bancshares                                18,000            711,900
MAF Bancorp                                     1,326             60,863
MCG Capital                                     1,587             26,979
Mid-State Bancshares                            1,522             45,416
Oriental Financial Group                       31,244(c)         947,318
PrivateBancorp                                  1,032             35,542
Provident Bankshares                           20,900            767,866
R-G Financial Cl B                             39,347(c)       1,526,663
Republic Bancorp                                1,658             25,761
S&T Bancorp                                     1,298             47,650
South Financial Group                          25,000            792,125
Southwest Bancorp                               1,480             39,738
Sterling Financial                             21,116(b,d)       843,584
Susquehanna Bancshares                          1,715             44,590
Tompkins Trustco                                  645             33,992
Trustmark                                       1,431             44,075
UMB Financial                                     792             44,360
W Holding                                      49,000(c)       1,078,980
Waypoint Financial                                887             24,632
Wintrust Financial                             14,300            855,712
WSFS Financial                                 15,100            924,875
Total                                                         19,885,000

Beverages & tobacco (0.2%)
Central European Distribution                   9,000(b)         236,609
Schweitzer-Mauduit Intl                         1,812             62,623
Universal                                       2,767            134,698
Total                                                            433,930

Building materials & construction (1.2%)
Building Material Holding                       2,204             80,336
Comfort Systems USA                            45,000(b)         324,000
Eagle Materials                                   565             44,279
Genlyte Group                                     607(b)          48,663
Griffon                                        20,850(b)         522,918
LNR Property                                      530             33,152
M/I Homes                                       1,052             47,561
NCI Building Systems                           16,251(b)         602,911
Standard-Pacific                                7,700            431,277
Texas Inds                                        823             49,380
Universal Forest Products                         537             23,177
USG                                             5,840(b)         191,085
Walter Inds                                     1,681             42,328
Total                                                          2,441,067

Cellular telecommunications (0.7%)
NII Holdings                                   21,100(b)         912,786
Western Wireless Cl A                          20,600(b)         556,200
Total                                                          1,468,986

Chemicals (3.0%)
Airgas                                         20,000            531,600
Albemarle                                         740             29,482
Arch Chemicals                                 18,000            525,600
Cambrex                                         1,915             47,492
Compass Minerals Intl                          13,000            293,800
Crompton                                        4,097             45,927
Cytec Inds                                     18,770            912,410
FMC                                            18,767(b)         929,905
Georgia Gulf                                    1,190             68,520
Great Lakes Chemical                            1,448             42,426
HB Fuller                                       1,465             41,928
Hercules                                       50,200(b)         747,980
Immucor                                        31,100(b)         999,865
Lyondell Chemical                               2,577             72,320
Millennium Chemicals                            2,713(b)          72,112
Mosaic                                          4,421 (b)         76,837
Octel                                           4,412(c)          97,329
OM Group                                        1,938(b)          59,574
PolyOne                                        60,000(b)         553,800
WR Grace & Co                                   7,833(b)         106,529
Total                                                          6,255,436

Computer hardware (1.9%)
Adaptec                                        49,000(b)         382,200
Agilysys                                       25,700            424,821
Artesyn Technologies                           60,300(b)         574,056
Black Box                                       2,548            108,749
Gateway                                        33,000(b)         224,730
Insight Enterprises                             1,840(b)          37,223
Intermagnetics General                            638(b)          18,802
Iomega                                         31,075(b)         141,391
PalmOne                                        20,000(b)         700,800
RadiSys                                        39,200(b)         552,328
Synaptics                                      23,100(b)         887,040
Total                                                          4,052,140

Computer software & services (10.0%)
Activision                                     36,000(b)         565,920
Altiris                                        15,400(b)         431,200
ANSYS                                          26,200(b)         804,078
Avid Technology                                17,900(b)       1,021,552
BISYS Group                                     4,185(b)          67,002
Brocade Communications
    Systems                                    36,700(b)         254,331
CACI Intl Cl A                                 11,519(b)         715,675
Ciber                                          78,300(b)         730,539
Concur Technologies                            42,000(b)         394,800
CSG Systems Intl                                5,060(b)          91,940
Dendrite Intl                                  41,700(b)         711,819
Digital River                                  10,000(b)         419,200
Digitas                                        45,800(b)         376,018
EarthLink                                      37,000(b)         401,080
Epicor Software                                37,900(b)         597,683
F5 Networks                                    16,000(b)         688,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
68 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Small Cap Advantage Fund

Issuer                                        Shares            Value(a)

Computer software & services (cont.)
FileNet                                        14,000(b)        $375,340
Hyperion Solutions                             10,700(b)         479,467
Identix                                        55,000(b)         436,150
Informatica                                    42,900(b)         334,620
InfoSpace                                      11,570(b)         512,551
Internet Security Systems                      16,000(b)         387,360
j2 Global Communications                       12,800(b)         446,080
Lexar Media                                    45,000(b)         355,050
MAXIMUS                                         7,040(b)         220,563
Midway Games                                   15,876(b)         172,096
NetFlix                                        72,000(b)         819,360
NETGEAR                                        25,000(b)         410,000
Parametric Technology                         130,000(b)         760,500
Progress Software                               9,000(b)         204,300
Resources Connection                           14,000(b)         635,040
RSA Security                                   23,700(b)         501,255
Sapient                                        19,864(b)         157,124
SeaChange Intl                                 38,400(b)         655,872
Silicon Storage Technology                     55,781(b)         388,236
SRA Intl Cl A                                  13,000(b)         754,520
SS&C Technologies                              20,000            447,800
Take-Two Interactive Software                   1,421(b)          49,664
Transaction Systems
    Architects Cl A                            32,000(b)         656,640
Tyler Technologies                             34,600(b)         271,264
Ultimate Software Group                        35,300(b)         450,781
United Online                                  21,250(b)         226,738
ValueClick                                     41,100(b)         530,190
Websense                                       17,225(b)         827,834
Wind River Systems                             12,493(b)         151,165
Wireless Facilities                            45,000(b)         372,600
Total                                                         21,261,797

Electronics (7.2%)
ADE                                            20,000(b)         369,200
Aeroflex                                       54,574(b)         668,532
Artisan Components                              4,747(b)         163,772
Atheros Communications                         36,550(b)         408,995
Benchmark Electronics                          19,375(b)         679,094
Cymer                                          16,300(b)         495,846
DSP Group                                      18,400(b)         408,112
Entegris                                       24,373(b)         238,368
ESS Technology                                 25,642(b)         180,776
FormFactor                                     22,000(b)         530,420
GrafTech Intl                                   4,582(b)          43,712
Helix Technology                               11,334            170,803
Integrated Device Technology                   34,000(b)         385,900
InVision Technologies                           1,118(b)          54,201
Littelfuse                                     21,923(b)         855,435
Metrologic Instruments                         18,700(b)         382,041
Micrel                                         41,200(b)         440,016
Microsemi                                      56,000(b)         996,800
MKS Instruments                                31,200(b)         530,088
ON Semiconductor                              129,000(b)         470,850
Paxar                                           6,497(b)         150,406
Photronics                                     18,700(b)         352,308
Pixelworks                                     42,300(b)         475,875
Plexus                                         20,200(b)         277,750
Rofin-Sinar Technologies                       18,600(b)         725,400
Rogers                                          1,187(b)          56,323
Semtech                                        18,700(b)         382,789
Silicon Image                                  26,144(b)         439,219
Skyworks Solutions                             45,740(b)         454,198
Technitrol                                     21,000(b)         362,250
Thomas & Betts                                 32,442(b)       1,026,464
Trimble Navigation                             37,001(b)       1,168,121
TTM Technologies                               45,000(b)         467,100
Varian Semiconductor
    Equipment Associates                        6,800(b)         241,536
Zoran                                          17,656(b)         209,224
Total                                                         15,261,924

Energy (2.6%)
Berry Petroleum Cl A                              795             36,809
Cabot Oil & Gas                                 7,286            352,497
Denbury Resources                               2,962(b)          85,750
Houston Exploration                               741(b)          44,386
KCS Energy                                     47,723(b)         683,871
Patina Oil & Gas                               13,750            456,500
Petroleum Development                          16,000(b)         657,920
St Mary Land & Exploration                     15,990            687,410
Stone Energy                                      848(b)          40,687
Swift Energy                                   30,700(b)         931,438
Tesoro                                         44,954(b)       1,488,875
Vintage Petroleum                               3,729             90,428
Total                                                          5,556,571

Energy equipment & services (2.4%)
Cal Dive Intl                                  21,814(b)         939,310
CARBO Ceramics                                 10,931            849,339
Cimarex Energy                                 22,577(b)         907,143
Grey Wolf                                     114,300(b)         628,650
Harvest Natural Resources                       1,850(b)          33,763
Headwaters                                      1,093(b)          35,009
Holly                                           1,736             48,903
Input/Output                                    3,289(b)          28,845
Lone Star Technologies                          2,104(b)          66,066
Offshore Logistics                                985(b)          37,332
Oil States Intl                                42,900(b)         873,873
Penn Virginia                                     761             33,073
Range Resources                                 3,064             63,547
Unit                                           13,563(b)         537,366
Veritas DGC                                     2,076(b)          48,578
Total                                                          5,130,797

Engineering & construction (0.8%)
Dycom Inds                                     24,700(b)         719,758
EMCOR Group                                       921(b)          42,569
Granite Construction                            1,251             33,202
Perini                                         57,700(b)         862,614
Total                                                          1,658,143

Environmental services (0.3%)
Waste Connections                              18,000(b)         613,080

Finance companies (0.4%)
First Financial Bancorp                         2,246             38,362
ITLA Capital                                    1,026(b)          56,050
World Acceptance                               26,191(b)         675,466
Total                                                            769,878

Financial services (2.6%)
Advanta Cl B                                    1,420             33,910
AmeriCredit                                    49,300(b)       1,032,342
BOK Financial                                  20,000(b)         976,000
Chemical Financial                              2,208             92,515
CompuCredit                                    22,000(b)         527,340
Delphi Financial Group Cl A                    24,768          1,150,721
Investment Technology Group                     6,043(b)         101,281
Irwin Financial                                 1,105             29,404
Jefferies Group                                 8,600            349,332
Jones Lang LaSalle                                988(b)          35,469
Ocwen Financial                                75,000(b)         699,750
Resource America Cl A                           1,381             40,643
WFS Financial                                  10,600(b)         493,218
Total                                                          5,561,925

Food (1.5%)
Corn Products Intl                             21,629          1,177,050
Flowers Foods                                  21,400            653,342
Lance                                           1,768             32,956
Nash Finch                                      9,511            352,953
Ralcorp Holdings                               18,500            762,200
Sanderson Farms                                   689             25,665
Sensient Technologies                           4,660            107,413
United Natural Foods                            1,852(b)          52,097
Total                                                          3,163,676

Furniture & appliances (0.1%)
Ethan Allen Interiors                           1,043             41,146
Furniture Brands Intl                           1,865             45,301
La-Z-Boy                                        2,022             31,038
Thomas Inds                                     1,356             53,128
Total                                                            170,613

Health care products (7.9%)
Abgenix                                        16,200(b)         164,430
Advanced Medical Optics                         5,291(b)         220,000
AtheroGenics                                   13,100(b)         310,601
Biosite                                        16,652(b,e)       927,350
Bone Care Intl                                 36,000(b)         839,520
Cepheid                                        30,000(b)         276,300
Closure Medical                                 9,200(b)         163,668
Dade Behring Holdings                           8,400(b)         450,996
deCODE genetics                                25,000(b,c)       162,500
Encysive Pharmaceuticals                       37,000(b)         401,450
EPIX Pharmaceuticals                           25,600(b)         450,560
First Horizon Pharmaceutical                   41,971(b)         820,953
Gen-Probe                                      15,700(b)         626,430
Haemonetics                                    33,000(b)       1,151,700
Harvard Bioscience                             10,500(b)          41,685
Human Genome Sciences                          31,000(b)         341,000
I-Flow                                         12,000(b)         246,360
Incyte                                         45,000(b)         462,150
Intuitive Surgical                              2,026(b)          72,794
Kos Pharmaceuticals                            10,800(b)         459,756
LifeCell                                       41,100(b)         424,974
Medarex                                        20,000(b)         218,000
Mentor                                          4,619            142,542
Mine Safety Appliances                          1,563             74,086
Myriad Genetics                                11,000(b)         211,640

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
69 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Small Cap Advantage Fund

Issuer                                        Shares            Value(a)

Health care products (cont.)
Nabi Biopharmaceuticals                        37,703(b)        $542,923
Noven Pharmaceuticals                          25,000(b)         457,000
Ocular Sciences                                   642(b)          31,018
Onyx Pharmaceuticals                           13,567(b)         424,376
Par Pharmaceutical Companies                   16,000(b)         631,360
Perrigo                                        34,400            620,576
Protein Design Labs                            20,000(b)         362,400
PSS World Medical                              38,100(b)         476,783
Salix Pharmaceuticals                           4,024(b)          60,964
Serologicals                                   22,110(b)         516,047
Sybron Dental Specialties                      21,000(b)         721,140
Tanox                                          25,900(b)         358,715
Techne                                         18,200(b)         676,130
Telik                                          19,300(b)         368,823
United Therapeutics                            17,200(b)         756,972
Total                                                         16,666,672

Health care services (4.7%)
Allscripts Healthcare Solutions                13,000(b)         128,050
Amedisys                                       18,300(b)         602,436
Applera - Celera Genomics
    Group                                      31,000(b)         436,480
Apria Healthcare Group                         12,607(b)         386,657
Ariad Pharmaceuticals                          29,000(b)         167,330
Centene                                        15,349(b)         821,172
Cerner                                         15,000(b)         790,800
Connetics                                      17,900(b)         374,289
First Health Group                              1,106(b)          19,709
Genesis HealthCare                             19,000(b)         612,750
HealthExtras                                   70,000(b)       1,117,901
Kindred Healthcare                             16,000(b)         436,800
LifePoint Hospitals                            15,000(b)         551,700
Magellan Health Services                       18,000(b)         641,682
OCA                                            32,802(b)         187,627
Option Care                                    34,000            585,480
Pediatrix Medical Group                           994(b)          61,926
Priority Healthcare Cl B                          919(b)          19,207
Psychiatric Solutions                          22,000(b)         716,100
RehabCare Group                                 4,142(b)         109,017
Sierra Health Services                         18,394(b)       1,023,258
Stewart Enterprises Cl A                        7,620(b)          56,540
Sunrise Senior Living                           1,208(b)          51,884
Total                                                          9,898,795

Home building (0.1%)
Beazer Homes USA                                1,395            172,980
Meritage Homes                                    535(b)          50,076
WCI Communities                                 1,287(b)          32,973
Total                                                            256,029

Household products (1.5%)
Central Garden & Pet                           17,800(b)         688,860
Chattem                                         1,361(b)          49,295
JAKKS Pacific                                   3,831(b)          71,333
Jarden                                         18,056(b)         692,810
Nautilus Group                                  2,486             54,170
Nu Skin Enterprises Cl A                        2,601             58,470
Rayovac                                        27,424(b)         813,945
Tupperware                                      1,970             36,878
UniFirst                                       12,000            331,680
Yankee Candle                                  12,000(b)         365,520
Total                                                          3,162,961

Industrial services (0.6%)
Applied Industrial Technologies                   494             20,575
Ceradyne                                       12,773(b)         630,986
WESCO Intl                                     24,165(b)         679,520
Total                                                          1,331,081

Industrial transportation (2.4%)
ArvinMeritor                                    1,683             36,942
EGL                                            20,027(b)         675,711
GATX                                            2,763             81,343
Genesee & Wyoming Cl A                         24,000(b)         661,680
Laidlaw Intl                                   33,000(b)         623,700
Landstar System                                11,282(b)         795,494
Old Dominion Freight Line                      16,500(b)         517,275
Overseas Shipholding Group                     18,229          1,197,463
USF                                               722             26,692
Wabash Natl                                    18,000(b)         447,660
Total                                                          5,063,960

Insurance (3.7%)
Alfa                                            3,183             48,222
AMERIGROUP                                     11,956(b)         824,964
AmerUs Group                                    3,777            164,564
Commerce Group                                  2,429            144,258
Horace Mann Educators                           3,801             72,219
Infinity Property & Casualty                      894             33,078
IPC Holdings                                   11,500(c)         489,555
LandAmerica Financial Group                     1,751             93,503
Natl Western Life Insurance Cl A                  214(b)          34,709
Navigators Group                               14,500(b)         409,625
Odyssey Re Holdings                            30,900            746,235
Ohio Casualty                                  55,000(b)       1,181,401
ProAssurance                                   22,000(b)         859,100
RLI                                            18,163            756,489
StanCorp Financial Group                       10,100            798,405
Stewart Information Services                    1,439             62,812
Triad Guaranty                                 15,000(b)         900,000
UICI                                            3,599            120,207
Total                                                          7,739,346

Leisure time & entertainment (1.6%)
Argosy Gaming                                  16,902(b)         786,957
Boyd Gaming                                    15,764            579,485
Callaway Golf                                   6,343             74,594
Handleman                                       3,037             64,384
K2                                             60,700(b)       1,024,616
RC2                                             1,313(b)          41,084
SCP Pool                                       22,425            707,060
Shuffle Master                                  1,203(b)          55,374
Total                                                          3,333,554

Lodging & gaming (0.8%)
Penn Natl Gaming                               15,465(b)         816,088
Scientific Games Cl A                          39,921(b)         954,112
Total                                                          1,770,200

Machinery (3.6%)
Cascade                                         1,026             32,924
Federal Signal                                  1,405             24,166
Gardner Denver                                 22,200(b)         763,680
Global Power Equipment Group                   48,500(b)         421,465
IDEX                                           21,000            840,000
Joy Global                                     20,800            846,352
Kaydon                                          1,384             44,952
Kennametal                                     17,900            918,270
Lincoln Electric Holdings                       2,322             83,337
Middleby                                       18,200          1,045,044
Nordson                                         1,076             40,953
Tecumseh Products Cl A                            667             30,542
Terex                                          18,793(b)         861,471
Toro                                           15,101          1,094,822
Trinity Inds                                   17,000            600,950
Total                                                          7,648,928

Media (3.3%)
American Greetings Cl A                        29,709            790,854
Banta                                           1,721             76,585
Catalina Marketing                             23,961            673,304
Consolidated Graphics                          16,552(b)         782,910
DoubleClick                                    40,000(b)         300,000
Emmis Communications Cl A                      28,000(b)         517,720
Gray Television                                41,600            624,000
John H Harland                                    722             25,494
Journal Communications Cl A                    19,000            333,260
Journal Register                               27,700(b)         523,807
Reader's Digest Assn                           37,000            529,100
RH Donnelley                                   18,300(b)       1,001,009
Valassis Communications                           541(b)          18,367
Ventiv Health                                  36,000(b)         696,960
Total                                                          6,893,370

See accompanying notes to investments in securities.

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70 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Small Cap Advantage Fund

Issuer                                        Shares            Value(a)

Metals (2.2%)
AK Steel Holding                               61,100(b)        $788,801
Carpenter Technology                              896             52,371
Century Aluminum                               24,283(b)         622,130
Cleveland-Cliffs                                  524             50,776
Commercial Metals                               1,170             53,048
Gibraltar Inds                                 13,000            313,170
Maverick Tube                                  34,014(b)       1,078,244
Metal Management                               21,200(b)         557,136
Mueller Inds                                    1,976             60,722
Oregon Steel Mills                              6,163(b)         110,811
Quanex                                          1,206             71,154
Reliance Steel & Aluminum                      21,763            868,561
Shaw Group                                      3,830(b)          56,416
Total                                                          4,683,340

Multi-industry (3.0%)
Ameron Intl                                     1,533             58,223
Anixter Intl                                   13,780            519,919
Applied Films                                  20,000(b)         443,200
Brady Cl A                                        413             25,234
Coinstar                                       10,000(b)         260,200
Corrections Corp of America                    24,272(b)         958,744
CUNO                                              511(b)          33,486
EnPro Inds                                      2,042(b)          58,687
FTI Consulting                                  2,513(b)          50,687
Global Imaging Systems                         16,800(b)         628,656
Jacuzzi Brands                                 75,900(b)         708,906
Kelly Service Cl A                                797             24,229
Korn/Ferry Intl                                32,000(b)         596,160
Labor Ready                                    44,000(b)         698,720
Lancaster Colony                                  681             29,746
MPS Group                                      40,100(b)         451,526
NCO Group                                      20,000(b)         502,200
Ruddick                                         3,217             70,163
SOURCECORP                                      2,020(b)          33,593
Standex Intl                                    1,473             41,023
Woodward Governor                                 542             39,485
YORK Intl                                       3,825            141,028
Total                                                          6,373,815

Paper & packaging (1.3%)
AptarGroup                                        542             28,482
Crown Holdings                                 76,000(b)         972,799
Ennis                                           1,396             27,711
Pope & Talbot                                  31,000            520,800
Potlatch                                       12,094            613,408
Silgan Holdings                                11,500            624,450
Total                                                          2,787,650

Real estate (0.2%)
Brookfield Homes                               17,000            527,000

Real estate investment trust (2.7%)
Alexander's                                       144(b)          30,384
American Home Mortgage
    Investment                                  2,076             67,968
Anthracite Capital                             13,541            161,409
Anworth Mtge Asset                             11,675            123,989
Bedford Property Investors                        920             25,668
CBL & Associates Properties                     6,200            454,398
Corporate Office Properties
    Trust                                       1,237             34,364
EastGroup Properties                           15,000            564,299
Gables Residential Trust                       12,500            445,875
IMPAC Mtge Holdings                            21,062            493,483
LaSalle Hotel Properties                        1,405             43,134
LTC Properties                                  1,694             31,932
MFA Mtge Investments                            6,562             59,977
Natl Health Investors                           1,854             53,673
New Century Financial                           2,466            155,999
Newcastle Investment                           24,000            753,119
Novastar Financial                              1,836             80,766
Pan Pacific Retail Properties                   9,500            563,350
Post Properties                                 1,080             36,828
RAIT Investment Trust                           2,566             71,848
Redwood Trust                                   5,013            291,907
Taubman Centers                                 1,159             34,075
Town & Country Trust                           11,600            327,120
Universal Health Realty
    Income Trust                               14,382            470,723
Ventas                                         16,300            441,730
Total                                                          5,818,018

Restaurants (1.5%)
Bob Evans Farms                                 3,354             84,689
CBRL Group                                     10,601            432,203
CEC Entertainment                               1,431(b)          58,227
CKE Restaurants                                52,508(b)         656,875
Jack in the Box                                24,351(b)         919,981
Lone Star Steakhouse & Saloon                  18,300            493,917
Ryan's Restaurant Group                         4,342(b)          66,302
Steak n Shake                                  23,000(b)         428,260
Total                                                          3,140,454

Retail -- general (4.9%)
7-Eleven                                       30,200(b)         712,720
Aeropostale                                    21,571(b)         614,774
American Eagle Outfitters                      18,000            751,859
BJ's Wholesale Club                            17,600(b)         522,544
Brown Shoe                                      2,993             85,360
Buckle                                          1,772             54,578
Cato Cl A                                       1,608             42,901
Checkpoint Systems                             33,900(b)         625,794
Coldwater Creek                                18,588(b)         487,006
Department 56                                   2,948(b)          49,910
Finish Line Cl A                               35,400            651,360
Group 1 Automotive                              2,559(b)          75,516
Guitar Center                                  12,000(b)         580,560
Hughes Supply                                  16,400            539,232
Linens `N Things                                1,573(b)          39,073
Movie Gallery                                   1,657             28,882
Pacific Sunwear of California                  21,900(b)         486,399
Pantry                                         26,900(b)         740,288
Payless ShoeSource                              4,254(b)          49,687
PETCO Animal Supplies                          15,000(b)         542,400
Russ Berrie & Co                                  943             21,444
School Specialty                               19,600(b)         744,800
ShopKo Stores                                   3,118(b)          55,750
Sonic Automotive                                2,778             68,978
Sotheby's Holdings Cl A                        42,618(b)         668,250
Stage Stores                                   20,000(b)         819,799
Stein Mart                                      2,157(b)          35,871
Too                                             1,673(b)          42,494
United Stationers                               1,707(b)          81,731
Weis Markets                                      829             31,834
World Fuel Services                               767             31,600
Zale                                            4,267(b)         124,810
Total                                                         10,408,204

Telecom equipment & services (1.9%)
CommScope                                      31,100(b)         600,852
Digi Intl                                      55,700(b)         857,223
Ditech Communications                          29,200(b)         460,192
Orbital Sciences                               40,000(b)         520,000
Plantronics                                    15,290            629,795
Sycamore Networks                             121,600(b)         456,000
Tekelec                                        12,400(b)         290,284
Ubiquitel                                      32,000(b)         208,000
Total                                                          4,022,346

Textiles & apparel (2.4%)
Burlington Coat Factory
    Warehouse                                   1,991             46,410
Deckers Outdoor                                20,000(b,e)       870,400
Genesco                                        16,000(b)         473,280
Hartmarx                                       70,000(b)         564,900
Jos A Bank Clothiers                           13,000(b)         341,900
Quiksilver                                     33,192(b)         984,143
Russell                                         3,115             57,129
Stride Rite                                     5,404             59,498
Warnaco Group                                  50,100(b)         995,487
Wolverine World Wide                           24,243            726,078
Total                                                          5,119,225

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
71 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Small Cap Advantage Fund

Issuer                                        Shares            Value(a)

Utilities -- electric (1.0%)
Cleco                                           3,930            $77,814
Duquesne Light Holdings                        25,000            441,000
El Paso Electric                               34,000(b)         610,300
Idacorp                                        30,200            973,043
Otter Tail                                        732             19,713
PNM Resources                                   2,006             51,033
Sierra Pacific Resources                        4,454(b)          45,654
Total                                                          2,218,557

Utilities -- natural gas (3.0%)
Atmos Energy                                    1,335             36,032
Energen                                        22,290          1,289,699
New Jersey Resources                           12,202            530,787
Nicor                                           1,077             39,741
ONEOK                                          30,400            848,768
Peoples Energy                                  1,337             59,657
Plains Exploration & Production                30,300(b)         849,309
Quicksilver Resources                          12,453(b)         428,383
Southwestern Energy                            19,934(b)       1,094,377
UGI                                            19,189            778,690
Western Gas Resources                          13,200            409,200
WGL Holdings                                      595             18,040
Total                                                          6,382,683

Utilities -- telephone (0.8%)
Commonwealth Telephone
    Enterprises                                18,000(b)         875,880
General Communication Cl A                     43,670(b)         447,181
PTEK Holdings                                  41,800(b)         440,154
Total                                                          1,763,215

Total common stocks
(Cost: $181,244,879)                                        $217,346,398

Bond (--%)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

Mueller Inds
   11-01-14               6.00%               $11,000            $10,835

Total bond
(Cost: $11,000)                                                  $10,835

Short-term securities (2.3%)(f)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nt
   01-04-05               2.01%            $2,000,000         $1,996,098
Federal Natl Mtge Assn Disc Nts
   12-29-04               1.74              2,400,000          2,396,637
   01-07-05               2.07                500,000            498,910

Total short-term securities
(Cost: $4,891,678)                                            $4,891,645

Total investments in securities
(Cost: $186,147,557)(g)                                     $222,248,878

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated August 31, 2004.

(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2004, the value of foreign securities represented 2.5% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

     Type of security                                               Contracts
     Purchase contracts
     Russell 2000, Dec. 2004                                                3

(e)  At Nov. 30, 2004, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of net assets. 1.5% of the net assets is the Fund's cash equivalent position.

(g) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $186,148,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $39,632,000
     Unrealized depreciation                                       (3,531,000)
                                                                   ----------
     Net unrealized appreciation                                  $36,101,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
72 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Strategy Aggressive Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.6%)
Issuer                                        Shares            Value(a)

Aerospace & defense (2.5%)
Alliant Techsystems                            67,400(b)      $4,439,638
Precision Castparts                            94,700          6,140,348
Rockwell Collins                              241,300          9,618,218
Total                                                         20,198,204

Automotive & related (0.9%)
Gentex                                        235,600          7,614,592

Banks and savings & loans (--%)
Greenhill                                      10,700            291,040

Chemicals (1.0%)
Rohm & Haas                                   184,600          8,139,014

Computer hardware (3.4%)
Network Appliance                             748,400(b)      22,571,744
SanDisk                                       254,000(b)       5,735,320
Total                                                         28,307,064

Computer software & services (13.3%)
Affiliated Computer
    Services Cl A                             253,000(b)      14,972,540
Autodesk                                      130,000          8,503,300
Certegy                                        54,700          1,881,680
DST Systems                                   132,800(b)       6,474,000
Fiserv                                        167,200(b)       6,438,872
Juniper Networks                              707,412(b)      19,475,052
Mercury Interactive                           304,800(b)      13,901,928
NAVTEQ                                        160,300(b)       6,916,945
Paychex                                       203,200          6,738,112
SunGard Data Systems                          343,900(b)       9,116,789
TIBCO Software                                441,500(b)       5,077,250
VeriSign                                      313,200(b)      10,304,280
Total                                                        109,800,748

Electronics (8.7%)
Altera                                        202,200(b)       4,585,896
ASML Holding                                  438,800(b,c)     6,691,700
Broadcom Cl A                                 127,000(b)       4,130,040
KLA-Tencor                                    203,200(b)       9,156,192
Marvell Technology Group                      398,000(b,c)    12,759,880
Microchip Technology                          305,800          8,617,444
Natl Semiconductor                            207,100(b)       3,201,766
PortalPlayer                                   10,650(b)         310,874
Skyworks Solutions                            650,700(b)       6,461,451
Xilinx                                        132,800          4,146,016
Zebra Technologies Cl A                       228,600(b)      11,494,008
Total                                                         71,555,267

Energy (6.3%)
Apache                                        203,200         10,984,992
Chesapeake Energy                             278,400          5,011,200
EOG Resources                                 154,400         11,590,808
Pioneer Natural Resources                     198,400          6,983,680
XTO Energy                                    476,800         17,331,680
Total                                                         51,902,360

Energy equipment & services (4.1%)
BJ Services                                   253,000         12,819,510
Nabors Inds                                   204,100(b,c)    10,613,200
Precision Drilling                            151,500(b,c)     9,930,825
Total                                                         33,363,535

Financial services (2.6%)
Alliance Data Systems                         306,800(b)      13,161,720
CapitalSource                                 362,500(b,d)     8,410,000
Total                                                         21,571,720

Health care products (16.7%)
Allergan                                       80,000          5,880,000
Amylin Pharmaceuticals                        255,000(b)       5,196,900
Beckman Coulter                                67,600          4,425,096
Biomet                                        213,000         10,196,310
Cooper Companies                               84,300          5,861,379
CR Bard                                       326,300         19,548,633
Eyetech Pharmaceuticals                       255,000(b)      10,281,600
Foxhollow Technologies                          8,400(b)         217,560
Gen-Probe                                     169,300(b)       6,755,070
Genzyme                                       152,400(b,d)     8,535,924
Gilead Sciences                               468,900(b)      16,158,294
Invitrogen                                    203,200(b)      12,293,600
Kinetic Concepts                              125,600(b)       7,965,552
MGI Pharma                                    135,800(b)       3,665,242
OSI Pharmaceuticals                           126,100(b)       5,999,838
Sepracor                                       88,900(b)       3,956,939
St Jude Medical                               263,600(b)      10,053,704
Total                                                        136,991,641

Health care services (4.9%)
Anthem                                         66,400(b)       6,728,312
Caremark Rx                                   509,000(b)      18,201,840
Community Health Systems                      406,400(b)      11,236,960
Quest Diagnostics                              44,900          4,209,375
Total                                                         40,376,487

Household products (1.3%)
Church & Dwight                               347,300         10,842,706

Industrial services (4.3%)
ChoicePoint                                    96,700(b)       4,240,295
Cintas                                        130,000          5,813,600
Fastenal                                      250,100         15,296,116
Iron Mountain                                 340,000(b)      10,244,200
Total                                                         35,594,211

Industrial transportation (4.2%)
CH Robinson Worldwide                         141,300          7,594,875
JB Hunt Transport Services                    559,800         22,503,960
UTI Worldwide                                  60,000(c)       4,135,800
Total                                                         34,234,635

Insurance (3.5%)
Assurant                                      185,600          5,568,000
IPC Holdings                                  116,200(c)       4,946,634
United Natl Group Cl A                        255,000(b,c)     4,526,250
WellChoice                                    282,300(b)      13,829,877
Total                                                         28,870,761

Leisure time & entertainment (1.1%)
Harman Intl Inds                               73,400          9,017,190

Lodging & gaming (1.1%)
GTECH Holdings                                384,900          9,295,335

Media (3.1%)
EW Scripps Cl A                               165,600          7,740,144
Univision Communications Cl A                 482,500(b)      14,523,250
XM Satellite Radio  Holdings Cl A              88,900(b,d)     3,281,299
Total                                                         25,544,693

Metals (1.0%)
Peabody Energy                                 95,200          7,901,600

Multi-industry (6.5%)
Apollo Group Cl A                              54,600(b)       4,351,620
Corporate Executive Board                     255,900         17,165,772
Danaher                                       255,000         14,504,400
Manpower                                      355,600         17,200,372
Total                                                         53,222,164

Paper & packaging (2.0%)
Smurfit-Stone Container                       907,600(b)      16,300,496

Restaurants (2.8%)
Brinker Intl                                  125,700(b)       4,290,141
Starbucks                                     331,200(b)      18,633,312
Total                                                         22,923,453

Retail -- general (0.6%)
Advance Auto Parts                            110,500(b)       4,559,230
Build-A-Bear Workshop                          23,150(b)         680,147
Total                                                          5,239,377

Telecom equipment & services (1.1%)
Research In Motion                             97,700(b,c)     8,692,369

Textiles & apparel (1.6%)
Chico's FAS                                   112,800(b)       4,354,080
Coach                                         174,100(b)       8,677,144
Total                                                         13,031,224

Total common stocks
(Cost: $631,811,111)                                        $810,821,886

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
73 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Strategy Aggressive Fund

Bond (0.2%)
Issuer                  Coupon               Principal        Value(a)
                         rate                  amount

U.S. government obligations & agencies
Federal Farm Credit Bank
   03-15-06               2.99%            $2,000,000         $1,987,716

Total bond
(Cost: $1,999,422)                                            $1,987,716

Short-term securities (3.0%)(e)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (2.8%)
Federal Natl Mtge Assn Disc Nts
   12-07-04               1.84%            $5,500,000         $5,498,032
   12-13-04               1.85              2,500,000          2,498,331
   12-23-04               2.02              2,100,000          2,097,290
   12-29-04               1.74              7,800,000          7,789,068
   01-07-05               2.15              5,000,000          4,988,653
Total                                                         22,871,374

Commercial paper (0.2%)
Ranger Funding Company LLC
   12-09-04               1.92              1,900,000          1,899,088

Total short-term securities
(Cost: $24,770,768)                                          $24,770,462

Total investments in securities
(Cost: $658,581,301)(f)                                     $837,580,064

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Nov. 30, 2004, the value of foreign securities represented 7.6% of net assets.

(d)  At Nov. 30, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.3% of net assets. 1.7% of net assets is the Fund's cash equivalent position.

(f) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $658,581,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $201,492,000
     Unrealized depreciation                                      (22,493,000)
                                                                  -----------
     Net unrealized appreciation                                 $178,999,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
74 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Threadneedle Emerging Markets Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.8%)(c)
Issuer                                        Shares            Value(a)

Brazil (10.2%)
Chemicals (0.8%)
Braskem ADR                                    11,814(b)        $512,728

Energy (3.1%)
Petroleo Brasileiro ADR                        55,142          1,901,296

Metals (3.1%)
Cia Vale do Rio Doce ADR                       95,429          1,979,198

Paper & packaging (1.1%)
Aracruz Celulose ADR                           18,086            670,810

Textiles & apparel (0.2%)
Grenedene                                       8,531(b)         103,539

Utilities -- telephone (1.9%)
Brasil Telecom  Participacoes ADR              12,845            478,990
Tele Norte Leste  Participacoes ADR            43,946            672,374
Total                                                          1,151,364

Chile (0.8%)
Metals
Antofagasta                                    23,122            505,932

China (3.0%)
Metals (1.1%)
Yanzhou Coal Mining Cl H                      452,000(b)         688,891

Telecom equipment & services (1.1%)
China Telecom Cl H                          1,896,000            701,084

Utilities -- electric (0.8%)
Datang Intl Power
  Generation Cl H                             580,000            466,232

Estonia (1.3%)
Banks and savings & loans
Hansabank                                      66,949            787,608

Hong Kong (4.4%)
Financial services (0.3%)
Hong Kong Exchanges and
  Clearing                                     82,000            206,711

Multi-industry (0.8%)
New World Development                         457,000            514,302

Real estate (1.1%)
Sun Hung Kai Properties                        67,000            665,683

Retail -- general (2.2%)
Esprit Holdings                               103,500            569,742
Giordano Intl                               1,230,000            775,167
Total                                                          1,344,909

Hungary (2.1%)
Banks and savings & loans (1.0%)
OTP Bank                                       22,390            644,818

Health care products (1.1%)
Gedeon Richter                                  5,407            667,154

India (4.36%)
Banks and savings & loans (1.0%)
State Bank of India GDR                        20,238            645,592

Beverages & tobacco (1.5%)
ITC                                            31,915            920,801

Computer software & services (1.8%)
Infosys Technologies                           23,108          1,112,348

Indonesia (1.1%)
Banks and savings & loans
Bank Mandiri                                3,219,000            653,105

Israel (3.9%)
Computer software & services (1.5%)
Check Point Software
  Technologies                                 39,761(b)         943,926

Electronics (0.3%)
Lipman Electronic Engineering                   6,400            181,376

Health care products (2.1%)
Teva Pharmaceutical Inds ADR                   46,832          1,277,577

Malaysia (1.9%)
Banks and savings & loans (0.9%)
Malayan Banking                               183,000            577,895

Leisure time & entertainment (1.0%)
Resorts World                                 233,900            593,983

Mexico (9.9%)
Beverages & tobacco (2.3%)
Grupo Modelo Series C                         524,400          1,375,560

Building materials & construction (1.2%)
CEMEX ADR                                      23,811            766,952

Cellular telecommunications (3.1%)
America Movil ADR Series L                     40,054          1,870,922

Media (1.0%)
Grupo Televisa ADR                             10,278            640,011

Real estate (1.0%)
Consorcio ARA                                 210,300(b)         619,494

Retail -- general (1.3%)
Wal-Mart de Mexico Series C                   240,170            824,149

Netherlands Antilles (1.0%)
Beverages & tobacco
Efes Breweries Intl GDR                        20,423(b,d)       615,753

Peru (0.9%)
Precious metals
Compania de Minas
  Buenaventura ADR                             22,604            531,194

Philippine Islands (0.8%)
Utilities -- telephone
Philippine Long Distance
  Telephone                                    20,420(b)         495,966

Russia (4.0%)
Energy (1.8%)
LUKOIL ADR                                      9,172          1,139,621

Precious metals (0.9%)
Mining and Metallurgical
  Company Norilsk Nickel ADR                    9,237            535,746

Utilities -- telephone (1.3%)
Mobile Telesystems ADR                          5,717            793,005

South Africa (11.1%)
Banks and savings & loans (5.3%)
ABSA Group                                    101,657          1,229,849
FirstRand                                     278,333            636,600
Standard Bank Group                           125,743          1,340,683
Total                                                          3,207,132

Energy equipment & services (1.1%)
Sasol                                          34,244            680,463

Insurance (1.3%)
Sanlam                                        395,327            822,606

Precious metals (0.7%)
AngloGold Ashanti                              11,358            455,980

Retail -- general (1.3%)
JD Group                                       73,541            822,040

Telecom equipment & services (1.4%)
Telkom                                         50,262            855,708

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
75 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Threadneedle Emerging Markets Fund

Issuer                                        Shares            Value(a)

South Korea (15.1%)
Automotive & related (1.8%)
Hyundai Motor GDR                              46,152(d)      $1,121,494

Banks and savings & loans (2.0%)
Hana Bank                                      46,250          1,231,274

Electronics (6.3%)
Samsung Electronics                             9,510          3,942,839

Energy (1.1%)
SK Corporation                                 10,740            677,399

Metals (2.9%)
POSCO                                           9,520          1,775,916

Retail -- general (1.0%)
Shinsegae                                       2,240            632,672

Taiwan (11.0%)
Banks and savings & loans (4.1%)
Chinatrust Financial Holding                1,303,136          1,489,298
E.Sun Financial Holdings                      546,000            403,565
Taishin Financial Holdings                    752,808            682,671
Total                                                          2,575,534

Computer hardware (0.9%)
Asustek Computer                              249,800            577,953

Electronics (3.6%)
Acer                                          376,584            575,402
Taiwan Semiconductor Mfg                    1,123,340          1,650,123
Total                                                          2,225,525

Insurance (1.4%)
Cathay Financial Holding                      459,000            883,789

Textiles & apparel (1.0%)
Far Eastern Textile                           802,000            625,162

Thailand (3.4%)
Banks and savings & loans (2.7%)
Bangkok Bank                                  363,600          1,052,575
Kasikornbank                                  447,600(b)         653,555
Total                                                          1,706,130

Utilities -- telephone (0.7%)
Advanced Info Service                         162,900            405,389

Turkey (2.9%)
Banks and savings & loans (0.8%)
Akbank                                    100,037,032            476,033

Beverages & tobacco (0.9%)
Anadolu Efes Biracilik
  ve Malt Sanayil                          37,574,455            615,285

Furniture & appliances (0.4%)
Arcelik                                    42,101,666(b)         226,860

Telecom equipment & services (0.8%)
Turkcell Iletisim Hizmetleri               76,401,710            467,820

United Kingdom (2.5%)
Metals
BHP Billiton                                   89,494          1,034,990

Total common stocks
(Cost: $50,761,480)                                          $58,673,228

Preferred stock (2.0%)
Issuer                                        Shares            Value(a)

Brazil
Banco Itau Holding Financeira                   9,318         $1,213,122

Total preferred stock
(Cost: $866,765)                                              $1,213,122

Short-term securities (4.8%)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nt
   01-04-05               2.01%              $700,000           $698,634
Federal Natl Mtge Assn Disc Nts
   12-09-04               1.85                500,000            499,769
   12-15-04               1.77                300,000            299,779
   01-12-05               2.02                500,000            498,796
   01-13-05               2.16              1,000,000            997,372
Total                                                          2,994,350

Total short-term securities
(Cost: $2,994,520)                                            $2,994,350

Total investments in securities
(Cost: $54,622,765)(e)                                       $62,880,700

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated August 31, 2004.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $1,737,247 or 2.8% of net assets.

(e) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $54,623,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $8,506,000
     Unrealized depreciation                                         (248,000)
                                                                     --------
     Net unrealized appreciation                                   $8,258,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
76 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

Investments in Securities

AXP VP - Threadneedle International Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.3%)(c)
Issuer                                        Shares            Value(a)

Australia (1.4%)
Financial services (0.2%)
Lend Lease                                    226,413         $2,132,171

Metals (1.0%)
BHP Billiton                                  925,623         11,038,842

Precious metals (0.2%)
Newcrest Mining                               171,864          2,318,928

Austria (0.6%)
Building materials & construction
Wienerberger                                  154,827          6,874,102

Belgium (1.7%)
Retail -- general (1.0%)
Delhaize Group                                141,569         10,877,242

Telecom equipment & services (0.7%)
Belgacom                                      199,360(b)       7,950,274

Brazil (1.2%)
Metals (0.7%)
Cia Vale do Rio Doce ADR                      346,800          7,192,632

Paper & packaging (0.5%)
Aracruz Celulose ADR                          149,333          5,538,761

Denmark (0.5%)
Insurance
Topdanmark                                     75,651(b)       5,713,086

Estonia (0.3%)
Banks and savings & loans
Hansabank                                     243,770          2,867,783

Finland (0.6%)
Computer software & services
TietoEnator                                   208,447(d)       6,442,306

France (7.4%)
Automotive & related (0.6%)
Renault                                        77,422          6,334,542

Banks and savings & loans (0.6%)
BNP Paribas                                    93,989          6,534,337

Beverages & tobacco (0.6%)
LVMH Moet Hennessy
  Louis Vuitton                                99,282(d)       7,060,689

Energy (2.2%)
Total                                         109,195         23,906,673

Health care services (0.9%)
Essilor Intl                                  139,449          9,527,991

Insurance (0.8%)
AXA                                           397,003          9,298,705

Multi-industry (1.2%)
Sanofi-Aventis                                118,811          8,947,039
Vivendi Universal                             128,728(b)       3,798,821
Total                                                         12,745,860

Utilities -- telephone (0.5%)
France Telecom                                171,435          5,385,004

Germany (5.6%)
Automotive & related (0.7%)
Continental                                   132,453          8,072,795

Banks and savings & loans (0.5%)
Hypo Real Estate Holding                      143,985(b)       5,577,372

Computer software & services (0.4%)
SAP                                            25,035          4,474,363

Electronics (0.6%)
Siemens                                        87,397          6,999,651

Health care products (0.6%)
Celesio                                        81,952          6,291,212

Textiles & apparel (0.7%)
Puma Rudolf Dassler Sport                      29,724          8,191,252

Utilities -- electric (1.2%)
E.ON                                          143,918         12,115,668

Utilities -- telephone (0.9%)
Deutsche Telekom                              461,012          9,792,910

Hong Kong (3.1%)
Financial services (1.1%)
Cheung Kong Holdings                          610,000          5,884,168
Hong Kong Exchanges  and Clearing           2,190,000          5,520,701
Total                                                         11,404,869

Multi-industry (0.9%)
New World Development                       4,033,400          4,539,138
Swire Pacific Cl A                            690,000          5,546,552
Total                                                         10,085,690

Real estate (0.9%)
Sun Hung Kai Properties                     1,010,000         10,034,919

Retail -- general (0.2%)
Esprit Holdings                               486,000          2,675,310

Hungary (0.5%)
Banks and savings & loans
OTP Bank                                      193,555          5,574,263

Ireland (2.8%)
Banks and savings & loans (1.8%)
Allied Irish Banks                            301,661          5,894,667
Anglo Irish Bank                              612,077         13,856,180
Total                                                         19,750,847

Building materials & construction (1.0%)
CRH                                           427,473         10,796,552

Italy (5.3%)
Banks and savings & loans (0.7%)
Banco Popolare di
  Verona e Novara Scrl                        407,316          7,791,392

Energy (2.1%)
Eni                                           892,054         21,901,852

Insurance (0.7%)
Riunione Adriatica di Sicurta                 367,507          7,962,987

Multi-industry (0.4%)
Autostrade                                    187,272          4,565,570

Utilities -- electric (0.8%)
Enel                                          979,452          8,736,319

Utilities -- telephone (0.6%)
Telecom Italia                              1,860,883          7,136,540

Japan (18.3%)
Automotive & related (1.7%)
Nissan Motor                                  594,000          6,263,874
Toyota Motor                                  342,000         12,830,402
Total                                                         19,094,276

Banks and savings & loans (1.5%)
Acom                                           43,000          3,238,896
Bank of Kyoto                                 198,000          1,660,744
Mitsubishi Tokyo  Financial Group                 917          8,689,620
Sumitomo Mitsui  Financial Group                  359          2,494,752
Total                                                         16,084,012

Building materials & construction (0.4%)
Asahi Glass                                   400,000          4,393,041

Cellular telecommunications (0.5%)
NTT DoCoMo                                      2,946          5,125,221

Chemicals (1.1%)
Shin-Etsu Chemical                             80,700          3,129,488
Sumitomo Chemical                           1,850,000          9,223,929
Total                                                         12,353,417

Computer software & services (0.3%)
Nomura Research Institute                      39,000          3,464,477

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
77 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Threadneedle International Fund

Issuer                                        Shares            Value(a)

Japan (cont.)
Electronics (2.4%)
Hitachi                                       650,000         $4,213,723
Hitachi Maxell                                301,800          4,097,722
Keyence                                        35,050          7,937,263
Murata Mfg                                     90,000          4,705,997
Rohm                                           50,000          4,776,946
Tokyo Electron                                 31,000          1,708,329
Total                                                         27,439,980

Engineering & construction (0.5%)
Daiwa House Industry                          500,000          5,374,672

Financial services (1.0%)
Nomura Holdings                               495,000          6,961,463
Sumitomo Trust & Banking                      600,000          4,000,389
Total                                                         10,961,852

Furniture & appliances (0.7%)
Matsushita Electric Industrial                490,000          7,291,185

Health care products (0.7%)
Chugai Pharmaceutical                         238,100          3,737,307
Yamanouchi Pharmaceutical                     120,000          4,385,266
Total                                                          8,122,573

Household products (0.4%)
Kao                                           179,000          4,314,511

Industrial transportation (0.5%)
East Japan Railway                                750          4,125,765
West Japan Railway                                309          1,261,347
Total                                                          5,387,112

Insurance (0.5%)
Sompo Japan Insurance                         599,000          5,740,247

Machinery (1.0%)
Amada                                       1,000,000          5,044,222
SMC                                            55,000          6,072,505
Total                                                         11,116,727

Media (0.4%)
Dai Nippon Printing                           301,000          4,499,349

Metals (0.3%)
Nippon Steel                                1,500,000          3,702,984

Multi-industry (1.4%)
Canon                                         145,000          7,271,844
Mitsubishi                                    600,000          7,598,406
Total                                                         14,870,250

Paper & packaging (0.6%)
Nippon Paper Group                              1,354          6,132,413

Real estate (0.8%)
Mitsui Fudosan                                750,000          8,769,074

Retail -- general (0.7%)
Marui                                         196,000          2,602,158
Seven-Eleven Japan                            157,000          4,791,330
Total                                                          7,393,488

Utilities -- electric (0.7%)
Electric Power Development                     17,800            493,051
Tokyo Electric Power                          289,700          6,926,446
Total                                                          7,419,497

Utilities -- telephone (0.2%)
KDDI                                              351          1,732,996

Mexico (1.2%)
Cellular telecommunications (0.7%)
America Movil ADR Series L                    174,333          8,143,094

Retail -- general (0.5%)
Wal-Mart de Mexico
  Series C                                  1,621,300          5,563,532

Netherlands (3.6%)
Banks and savings & loans (1.3%)
ING Groep                                     526,106         14,476,594

Energy (1.6%)
Royal Dutch Petroleum                         311,269         17,833,473

Food (0.7%)
Royal Numico                                  208,682(b)       7,434,343

Norway (0.9%)
Insurance
Storebrand                                  1,078,050          9,584,776

Singapore (1.6%)
Banks and savings & loans (1.1%)
DBS Group Holdings                          1,167,000         11,258,839

Real estate (0.5%)
City Developments                           1,382,000          5,907,065

South Africa (0.7%)
Banks and savings & loans
ABSA Group                                    673,995          8,154,007

South Korea (2.2%)
Automotive & related (0.2%)
Hyundai Motor GDR                              55,100          2,712,939

Banks and savings & loans (0.5%)
Kookmin Bank ADR                              137,690(b)       5,242,205

Electronics (1.2%)
Samsung Electronics                            31,220         12,943,788

Metals (0.3%)
POSCO                                          17,970          3,352,228

Spain (2.7%)
Banks and savings & loans (2.3%)
Banco Bilbao Vizcaya  Argentaria              754,809         12,421,684
Banco Santander Central  Hispano            1,011,965         12,160,648
Total                                                         24,582,332

Computer software & services (0.4%)
Indra Sistemas                                306,989          4,819,428

Sweden (0.6%)
Telecom equipment & services
Telefonaktiebolaget
  LM Ericsson Cl B                          1,861,633(b)       6,209,417

Switzerland (6.8%)
Banks and savings & loans (2.2%)
Credit Suisse Group                           139,576(b)       5,444,150
UBS                                           228,991(b)      18,506,556
Total                                                         23,950,706

Chemicals (0.7%)
Syngenta                                       77,718(b)       8,217,812

Health care products (2.4%)
Nobel Biocare Holding                          48,635          8,744,570
Roche Holding                                 155,053         16,327,097
Total                                                         25,071,667

Insurance (0.5%)
Swiss Life Holding                             43,629(b)       5,735,016

Metals (0.5%)
Xstrata                                       335,012          5,947,534

Retail -- general (0.5%)
Swatch Group Cl B                              40,498          5,582,868

Taiwan (2.1%)
Banks and savings & loans (1.3%)
Chinatrust Financial Holding               11,801,619         13,487,565

Electronics (0.8%)
Taiwan Semiconductor Mfg                    6,225,162          9,144,415

United Kingdom (25.7%)
Aerospace & defense (0.9%)
Rolls-Royce Group                           2,048,344(b)      10,304,625
Rolls-Royce Group Cl B                     65,137,339            130,701
Total                                                         10,435,326

Banks and savings & loans (3.7%)
Barclays                                      698,833          7,211,541
HBOS                                          735,138         10,290,522
Royal Bank of Scotland Group                  377,246         11,592,352
Standard Chartered                            637,038         12,192,061
Total                                                         41,286,476

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
78 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

AXP VP - Threadneedle International Fund

Issuer                                        Shares            Value(a)

United Kingdom (cont.)
Beverages & tobacco (1.4%)
Gallaher Group                                516,485         $7,170,579
Greene King                                   145,017          3,308,904
SABMiller ADR                                 294,405          4,953,765
Total                                                         15,433,248

Building materials & construction (0.5%)
BPB                                           710,254          5,972,102

Cellular telecommunications (2.7%)
Vodafone Group                             10,871,284         29,500,548

Computer software & services (0.5%)
ARM Holdings                                2,538,683          4,996,968

Energy (3.4%)
BP                                          2,392,248         24,412,280
Cairn Energy                                  191,359(b)       5,485,308
Shell Transport & Trading                     882,023          7,416,406
Total                                                         37,313,994

Financial services (2.3%)
HSBC Holdings                                 835,735         14,230,075
Land Securities Group                         456,424         11,208,113
Total                                                         25,438,188

Industrial services (0.6%)
BOC Group                                     372,993          6,671,714

Insurance (0.7%)
Friends Provident                           2,579,289          7,553,729

Leisure time & entertainment (1.1%)
Carnival                                      214,467         11,983,915

Media (0.6%)
Taylor Nelson Sofres                        1,483,217          6,519,186

Retail -- general (1.0%)
GUS                                           644,979         10,772,534

Retail -- grocery (3.3%)
Morrison WM Supermarkets                    2,810,545         12,084,646
Tesco                                       4,284,257         24,684,465
Total                                                         36,769,111

Telecom equipment & services (0.8%)
mmO2                                        3,976,432(b)       8,681,817

Utilities -- electric (1.0%)
Scottish & Southern Energy                    713,348         11,219,207

Utilities -- natural gas (1.2%)
BG Group                                    1,875,619         13,011,044

Total common stocks
(Cost: $882,323,431)                                      $1,069,370,365

Preferred stock & other (1.1%)(c)
Issuer                                        Shares            Value(a)

Germany
Porsche                                        19,194        $12,239,340

Singapore (--%)
City Development                              138,200(b)         379,740
   Warrants

Total preferred stock & other
(Cost: $9,454,411)                                           $12,619,080

Short-term securities (2.4%)(e)
Issuer                 Effective              Amount          Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (1.3%)
Federal Natl Mtge Assn Disc Nts
   12-14-04               1.83%            $5,000,000         $4,996,442
   12-20-04               1.87              5,000,000          4,994,806
   12-23-04               2.02                600,000            599,226
   01-05-05               2.00              5,000,000          4,990,018
Total                                                         15,580,492

Commercial paper (1.1%)
Jupiter Securitization
   12-20-04               2.09              6,300,000          6,292,685
Societe Generale North America
   12-02-04               1.90              5,000,000          4,999,472
Total                                                         11,292,157

Total short-term securities
(Cost: $26,874,110)                                          $26,872,649

Total investments in securities
(Cost: $918,651,952)(f)                                   $1,108,862,094

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2004.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Nov. 30, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.2% of net assets. 1.2% of the net assets is the Fund's cash equivalent position.

(f) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $918,652,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $194,970,000
     Unrealized depreciation                                       (4,760,000)
                                                                   ----------
     Net unrealized appreciation                                 $190,210,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
79 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2004

S-6466-80 A (1/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Variable Portfolio - Investment Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 26, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          January 26, 2005